UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Money Market Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2012

Date of reporting period: 09/30/2012

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Airlines — 0.8%
Delta Air Lines, Inc. (a)	280,350	$2,568,006
United Continental Holdings,
Inc. (a)	85,918	1,675,401
		4,243,407
Beverages — 1.2%
The Coca-Cola Co.	158,125	5,997,681
Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	49,749	5,655,466
Chemicals — 0.5%
CF Industries Holdings, Inc.	12,475	2,772,444
Commercial Banks — 1.8%
Regions Financial Corp.	357,175	2,575,232
U.S. Bancorp	179,550	6,158,565
Wells Fargo & Co.	17,425	601,685
		9,335,482
Computers & Peripherals — 4.7%
Apple, Inc.	24,500	16,347,870
EMC Corp. (a)	101,300	2,762,451
Hewlett-Packard Co.	107,550	1,834,803
Western Digital Corp.	73,875	2,861,179
		23,806,303
Construction & Engineering — 0.4%
KBR, Inc.	73,938	2,204,831
Consumer Finance — 0.7%
Discover Financial Services	93,775	3,725,681
Containers & Packaging — 1.2%
Packaging Corp. of America	85,185	3,092,215
Rock-Tenn Co., Class A	38,499	2,778,858
		5,871,073
Diversified Consumer Services — 0.3%
Apollo Group, Inc., Class A (a)	54,450	1,581,773
Diversified Financial Services — 3.5%
Citigroup, Inc.	256,550	8,394,316
JPMorgan Chase & Co.	232,700	9,419,696
		17,814,012
Diversified Telecommunication Services — 0.9%
Verizon Communications, Inc.	94,550	4,308,644
Energy Equipment & Services — 0.7%
Oceaneering International, Inc.	60,550	3,345,388
Food & Staples Retailing — 2.6%
CVS Caremark Corp.	89,975	4,356,589
Wal-Mart Stores, Inc.	120,125	8,865,225
		13,221,814
Health Care Equipment & Supplies — 0.7%
Zimmer Holdings, Inc.	51,575	3,487,502

	Shares	Value
Common Stocks
Health Care Providers & Services — 2.9%
Express Scripts Holding Co. (a)	91,900	$5,759,373
Humana, Inc.	27,625	1,937,894
McKesson Corp.	37,300	3,208,919
UnitedHealth Group, Inc.	73,575	4,076,790
		14,982,976
Independent Power Producers & Energy Traders — 0.9%
The AES Corp. (a)	239,250	2,624,572
NRG Energy, Inc.	89,525	1,914,940
		4,539,512
Industrial Conglomerates — 2.2%
3M Co.	64,825	5,991,126
General Electric Co.	83,200	1,889,472
Tyco International Ltd.	62,325	3,506,405
		11,387,003
Insurance — 3.8%
American International Group, Inc. (a)	151,000	4,951,290
The Chubb Corp.	49,125	3,747,255
Lincoln National Corp.	116,975	2,829,625
MetLife, Inc.	116,675	4,020,620
The Travelers Cos., Inc.	55,975	3,820,854
		19,369,644
Internet & Catalog Retail — 0.7%
Expedia, Inc.	64,040	3,704,074
Internet Software & Services — 2.2%
Google, Inc., Class A (a)	15,100	11,392,950
IT Services — 2.1%
Alliance Data Systems Corp. (a)	17,500	2,484,125
International Business Machines
Corp.	19,675	4,081,579
Total System Services, Inc.	62,325	1,477,102
The Western Union Co.	142,650	2,599,083
		10,641,889
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	72,850	2,801,083
Machinery — 0.7%
Ingersoll-Rand Plc	76,800	3,442,176
Media — 4.4%
Comcast Corp., Class A	220,100	7,872,977
DISH Network Corp., Class A	77,850	2,382,989
News Corp., Class A	279,700	6,861,041
Time Warner Cable, Inc.	57,275	5,444,561
		22,561,568
Metals & Mining — 0.3%
Alcoa, Inc.	172,425	1,525,961
Multi-Utilities — 0.6%
Ameren Corp.	89,525	2,924,782

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Shares	Value
Common Stocks
Multiline Retail — 1.0%
Dillard's, Inc., Class A		35,230	$2,547,834
Nordstrom, Inc.		44,750	2,469,305
			5,017,139
Office Electronics — 0.2%
Xerox Corp.		112,850	828,319
Oil, Gas & Consumable Fuels — 6.8%
Chevron Corp.		72,275	8,424,374
Exxon Mobil Corp.		136,100	12,446,345
Marathon Oil Corp.		103,450	3,059,017
Marathon Petroleum Corp.		84,350	4,604,666
Suncor Energy, Inc.		187,460	6,158,061
			34,692,463
Paper & Forest Products — 0.7%
International Paper Co.		99,275	3,605,668
Pharmaceuticals — 5.4%
Abbott Laboratories		77,775	5,332,254
Eli Lilly & Co.		55,900	2,650,219
Forest Laboratories, Inc. (a)		91,425	3,255,644
Johnson & Johnson		14,100	971,631
Merck & Co., Inc.		142,275	6,416,602
Pfizer, Inc.		346,075	8,599,964
			27,226,314
Semiconductors & Semiconductor Equipment — 0.8%
KLA-Tencor Corp.		83,375	3,977,404
Software — 1.5%
Microsoft Corp.		259,725	7,734,610
Specialty Retail — 0.9%
Foot Locker, Inc.		28,153	999,432
The Gap, Inc.		50,340	1,801,165
PetSmart, Inc.		26,300	1,814,174
			4,614,771
Tobacco — 1.2%
Philip Morris International, Inc.		67,450	6,066,453
Total Common Stocks – 61.0%			310,408,260

Fixed Income Securities
		Par (000)
Asset-Backed Securities
321 Henderson Receivables I LLC (b):
Series 2010-1A, Class A,
5.56%, 7/15/59	USD	626	703,941
Series 2010-3A, Class A,
3.82%, 12/15/48		423	441,977

		Par (000)	Value
Asset-Backed Securities
AH Mortgage Advance Trust (b):
Series SART-1, Class A1R,
2.23%, 5/10/43	USD	250	$250,950
Series SART-3, Class 1A1,
2.98%, 3/13/43		335	337,193
AmeriCredit Automobile Receivables
Trust:
Series 2011-5, Class C,
3.44%, 10/08/17		230	240,081
Series 2012-2, Class C,
2.64%, 10/10/17		280	286,655
Series 2012-2, Class D,
3.38%, 4/09/18		380	389,986
Series 2012-3, Class C,
2.42%, 5/08/18		180	183,113
Series 2012-3, Class D,
3.03%, 7/09/18		120	121,735
Series 2012-4, Class B,
1.31%, 11/08/17		105	105,147
Series 2012-4, Class C,
1.93%, 8/08/18		170	170,330
Series 2012-4, Class D,
2.68%, 10/09/18		60	60,109
Capital Trust Re CDO Ltd., Series
2006-4A, Class A1, 0.53%,
10/20/43 (b)(c)		345	302,235
CarMax Auto Owner Trust:
Series 2012-1, Class B,
1.76%, 8/15/17		110	111,189
Series 2012-1, Class C,
2.20%, 10/16/17		65	65,988
Series 2012-1, Class D,
3.09%, 8/15/18		85	85,877
Chesapeake Funding LLC (b)(c):
Series 2012-1A, Class B,
1.83%, 11/07/23		200	200,516
Series 2012-1A, Class C,
2.23%, 11/07/23		200	200,513
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 1.52%,
3/16/20 (b)		250	249,957
DT Auto Owner Trust (b):
Series 2011-2A, Class B,
2.12%, 2/16/16		250	250,169
Series 2011-3A, Class C,
4.03%, 2/15/17		255	258,777
Series 2012-1A, Class B,
2.26%, 10/16/17		250	250,555
Series 2012-1A, Class C,
3.38%, 10/16/17		265	265,854
Series 2012-1A, Class D,
4.94%, 7/16/18		250	253,802
Ford Credit Floorplan Master Owner Trust:
Series 2010-5, Class C,
2.07%, 9/15/15 (b)		165	166,411

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities
Ford Credit Floorplan Master Owner
Trust (concluded):
Series 2010-5, Class D,
2.41%, 9/15/15 (b)	USD	85	$86,004
Series 2011-2, Class C,
2.37%, 9/15/15		210	210,598
Series 2011-2, Class D,
2.86%, 9/15/15		145	145,405
Series 2012-1, Class C,
1.72%, 1/15/16 (c)		250	250,978
Series 2012-1, Class D,
2.32%, 1/15/16 (c)		235	236,528
Series 2012-2, Class C,
2.86%, 1/15/19		100	102,601
Series 2012-2, Class D,
3.50%, 1/15/19		105	106,834
Series 2012-4, Class C,
1.39%, 9/15/16		120	120,092
Series 2012-4, Class D,
2.09%, 9/15/16		220	220,188
Series 2012-5, Class C,
2.14%, 9/15/19		115	115,516
Series 2012-5, Class D,
2.73%, 9/15/19		190	190,804
Hyundai Auto Receivables Trust,
Series 2012-A, Class D, 2.61%,
5/15/18		150	152,102
ING Investment Management (b)(c):
Series 2012-2A, Class A,
1.97%, 10/15/22		420	420,000
Series 2012-3A, Class A,
1.77%, 10/15/22 (d)		760	757,461
Morgan Stanley ABS Capital I,
Series 2005-HE1, Class A2MZ,
0.52%, 12/25/34 (c)		78	70,652
Nelnet Student Loan Trust (c):
Series 2006-1, Class A5,
0.54%, 8/23/27		285	270,450
Series 2008-3, Class A4,
2.08%, 11/25/24		330	346,510
New Century Home Equity Loan
Trust, Series 2005-2, Class
A2MZ, 0.48%, 6/25/35 (c)		231	228,297
OZLM Funding Ltd., Series 2012-
2A, Class A1, 1.87%,
10/30/23 (b)(c)(d)		435	435,000
PFS Financing Corp., Series 2012-
AA, Class A, 1.42%,
2/15/16 (b)(c)		250	250,853
RAAC, Series 2005-SP2, Class 2A,
0.52%, 6/25/44 (c)		501	409,535
Santander Consumer Acquired
Receivables Trust (b):
Series 2011-S1A, Class B,
1.66%, 8/15/16		248	248,992

		Par (000)	Value
Asset-Backed Securities
Santander Consumer Acquired
Receivables Trust (b) (concluded):
Series 2011-S1A, Class C,
2.01%, 8/15/16	USD	196	$197,027
Series 2011-WO, Class C,
3.19%, 10/15/15		316	325,335
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C,
3.89%, 7/17/17		505	524,426
Series 2011-1, Class D,
4.01%, 2/15/17		250	255,478
Series 2011-S1A, Class B,
1.48%, 5/15/17 (b)		177	177,747
Series 2011-S1A, Class D,
3.10%, 5/15/17 (b)		154	154,537
Series 2012-1, Class B,
2.72%, 5/16/16		135	137,538
Series 2012-1, Class C,
3.78%, 11/15/17		185	193,991
Series 2012-2, Class C,
3.20%, 2/15/18		425	433,200
Series 2012-2, Class D,
3.87%, 2/15/18		265	272,757
Series 2012-3, Class B,
1.94%, 12/15/16		500	502,232
Series 2012-3, Class C,
3.01%, 4/16/18		685	694,613
Series 2012-3, Class D,
3.64%, 5/15/18		565	576,192
Series 2012-4, Class C,
2.94%, 12/15/17		20	20,436
Series 2012-4, Class D,
3.50%, 6/15/18		25	25,422
Series 2012-5, Class B,
1.56%, 8/15/18		250	250,772
Series 2012-5, Class C,
2.70%, 8/15/18		120	121,825
Series 2012-5, Class D,
3.30%, 9/17/18		100	102,784
Scholar Funding Trust, Series
2011-A, Class A, 1.35%,
10/28/43 (b)(c)		269	263,455
SLM Student Loan Trust:
Series 2004-B, Class A2,
0.59%, 6/15/21 (c)		762	742,943
Series 2008-5, Class A4,
2.15%, 7/25/23 (c)		195	205,564
Series 2011-C, Class A2B,
4.54%, 10/17/44 (b)		200	219,550
Series 2012-A, Class A1,
1.62%, 8/15/25 (b)(c)		171	172,654
Series 2012-A, Class A2,
3.83%, 1/17/45 (b)		185	197,780
Series 2012-C, Class A1,
1.32%, 8/15/23 (b)(c)		376	378,574

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities
SLM Student Loan Trust (concluded):
Series 2012-C, Class A2,
3.31%, 10/15/46 (b)	USD	635	$671,020
Series 2012-D, Class A2,
2.95%, 2/15/46 (b)		740	769,229
Soundview Home Equity Loan
Trust, Series 2005-OPT3, Class
A4, 0.52%, 11/25/35 (c)		797	771,177
Structured Asset Investment Loan
Trust, Series 2004-8, Class M4,
1.72%, 9/25/34 (c)		99	20,091
Structured Asset Securities Corp. (c):
Series 2004-23XS, Class 2A1,
0.52%, 1/25/35		192	160,233
Series 2005-GEL2, Class A,
0.50%, 4/25/35		52	48,268
World Financial Network Credit
Card Master Trust, Series 2012-
C, Class A, 2.23%, 8/15/22		520	527,343
			21,442,653
Total Asset-Backed Securities – 4.2%			21,442,653

Corporate Bonds
Auto Components — 0.0%
BorgWarner, Inc., 4.63%, 9/15/20		140	155,596
Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22		170	172,408
3.75%, 7/15/42		181	181,445
Pernod-Ricard SA (b):
5.75%, 4/07/21		150	178,461
4.45%, 1/15/22		310	341,761
5.50%, 1/15/42		150	171,165
			1,045,240
Capital Markets — 0.4%
Credit Suisse AG, 5.40%, 1/14/20		34	37,161
The Goldman Sachs Group, Inc.,
5.75%, 1/24/22		1,804	2,077,984
			2,115,145
Commercial Banks — 0.7%
ABN Amro Bank NV, 6.38%,
4/27/21	EUR	100	133,473
Caisse Centrale Desjardins du
Quebec (b):
2.55%, 3/24/16	USD	270	287,091
1.60%, 3/06/17		250	257,750
Canadian Imperial Bank of
Commerce, 2.60%, 7/02/15 (b)		280	295,988
Commerzbank AG, 6.38%,
3/22/19	EUR	100	119,364

		Par (000)	Value
Corporate Bonds
Commercial Banks (concluded)
Eksportfinans ASA, 5.50%,
5/25/16	USD	200	$204,000
HSBC Bank Brasil SA - Banco
Multiplo, 4.00%, 5/11/16 (b)		760	781,850
HSBC Bank Plc, 3.10%,
5/24/16 (b)		430	453,128
Sparebank 1 Boligkreditt AS,
2.30%, 6/30/18 (b)		420	438,354
The Toronto-Dominion Bank,
1.63%, 9/14/16 (b)		380	392,844
			3,363,842
Consumer Finance — 0.1%
Ford Motor Credit Co. LLC, 6.63%,
8/15/17		190	220,384
SLM Corp., 6.25%, 1/25/16		367	398,195
			618,579
Containers & Packaging — 0.0%
Rock-Tenn Co., 4.00%,
3/01/23 (b)		180	182,909
Diversified Financial Services — 1.8%
Bank of America Corp.:
6.50%, 8/01/16		175	202,389
3.88%, 3/22/17		295	317,461
Series L, 5.65%, 5/01/18		275	313,549
7.63%, 6/01/19		175	218,528
5.70%, 1/24/22		1,205	1,415,346
Citigroup, Inc.:
4.59%, 12/15/15		2,030	2,202,605
4.45%, 1/10/17		120	131,805
JPMorgan Chase & Co.:
3.15%, 7/05/16		610	645,190
4.50%, 1/24/22		285	316,136
3.25%, 9/23/22		688	697,559
JPMorgan Chase Bank NA, Series BKNT:
6.00%, 7/05/17		570	668,339
6.00%, 10/01/17		280	331,345
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		310	334,800
6.88%, 2/15/21		320	337,600
Tiers Trust, Series 2012-1, 2.19%,
5/12/14 (b)(c)		1,100	1,100,000
			9,232,652
Diversified Telecommunication Services — 0.2%
Level 3 Financing, Inc., 8.13%,
7/01/19		233	247,562
Verizon Communications, Inc.:
6.10%, 4/15/18		127	158,736
3.50%, 11/01/21		290	319,936
6.40%, 2/15/38		313	421,849
			1,148,083

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Electric Utilities — 0.9%
Alabama Power Co., 3.95%,
6/01/21	USD	280	$316,392
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		85	114,910
5.95%, 12/15/36		136	157,889
Duke Energy Carolinas LLC, 4.25%,
12/15/41		205	216,104
Florida Power & Light Co., 5.95%,
2/01/38		325	443,471
Georgia Power Co., 3.00%,
4/15/16		445	477,233
Hydro-Quebec:
8.40%, 1/15/22		412	594,110
8.05%, 7/07/24		1,180	1,747,972
Jersey Central Power & Light Co.,
7.35%, 2/01/19		135	173,212
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15 (b)		140	146,671
			4,387,964
Energy Equipment & Services — 0.7%
Ensco Plc, 3.25%, 3/15/16		90	96,021
EOG Resources, Inc., 2.63%,
3/15/23		294	297,169
MEG Energy Corp. (b):
6.50%, 3/15/21		555	593,850
6.38%, 1/30/23		95	101,412
Peabody Energy Corp., 6.25%,
11/15/21 (b)		245	243,775
Pride International, Inc., 6.88%,
8/15/20		125	158,241
Transocean, Inc.:
5.05%, 12/15/16		450	502,856
2.50%, 10/15/17		285	286,580
6.00%, 3/15/18		630	735,671
3.80%, 10/15/22		330	331,708
			3,347,283
Food Products — 0.3%
Kraft Foods Group, Inc. (b):
3.50%, 6/06/22		492	519,843
5.00%, 6/04/42		218	243,196
Mondelez International, Inc. (FKA Kraft
Foods, Inc.):
6.50%, 8/11/17		165	202,865
6.50%, 2/09/40		250	338,632
			1,304,536
Health Care Equipment & Supplies — 0.2%
Boston Scientific Corp., 6.25%,
11/15/15		723	819,883
Health Care Providers & Services — 0.2%
Coventry Health Care, Inc., 5.45%,
6/15/21		186	217,753
HCA, Inc., 7.25%, 9/15/20		215	240,800

		Par (000)	Value
Corporate Bonds
Health Care Providers & Services (concluded)
Tenet Healthcare Corp.:
6.25%, 11/01/18	USD	280	$308,700
8.88%, 7/01/19		170	192,100
UnitedHealth Group, Inc., 3.38%,
11/15/21		90	95,955
WellPoint, Inc., 3.30%, 1/15/23		39	39,446
			1,094,754
Hotels, Restaurants & Leisure — 0.1%
Wyndham Worldwide Corp., 4.25%,
3/01/22		375	385,410
Independent Power Producers & Energy Traders — 0.2%
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20		655	736,875
Exelon Generation Co. LLC, 4.25%,
6/15/22 (b)		121	128,027
Laredo Petroleum, Inc., 7.38%,
5/01/22		180	194,400
			1,059,302
Industrial Conglomerates — 0.0%
Sequa Corp., 11.75%,
12/01/15 (b)		150	157,500
Insurance — 1.4%
Allianz Finance II BV, 5.75%,
7/08/41 (c)	EUR	300	389,713
American International Group, Inc.:
3.80%, 3/22/17	USD	465	500,160
5.45%, 5/18/17		210	239,434
4.88%, 6/01/22		535	602,922
AXA SA, 5.25%, 4/16/40 (c)	EUR	200	235,298
Hartford Life Global Funding
Trusts, 0.57%, 6/16/14 (c)	USD	1,050	1,033,300
ING Verzekeringen NV, 2.09%,
6/21/21 (c)	EUR	40	49,346
Lincoln National Corp., 7.00%,
6/15/40	USD	180	224,282
Manulife Financial Corp., 3.40%,
9/17/15		400	418,834
Metropolitan Life Global Funding I (b):
2.50%, 1/11/13		1,440	1,447,901
5.13%, 6/10/14		375	402,170
Muenchener Rueckversicherungs
AG, 6.00%, 5/26/41 (c)	EUR	200	277,684
Prudential Financial, Inc.:
4.75%, 9/17/15	USD	480	528,625
5.38%, 6/21/20		340	393,036
5.88%, 9/15/42 (c)		356	364,900
			7,107,605
IT Services — 0.0%
First Data Corp. (b):
7.38%, 6/15/19		115	118,594

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
IT Services (concluded)
First Data Corp. (b) (concluded):
8.25%, 1/15/21	USD	40	$39,900
			158,494
Machinery — 0.1%
UR Merger Sub Corp., 7.63%,
4/15/22 (b)		440	481,800
Media — 1.3%
CBS Corp.:
4.63%, 5/15/18		90	102,429
8.88%, 5/15/19		155	207,761
5.75%, 4/15/20		140	168,327
CCH II LLC, 13.50%, 11/30/16		225	243,724
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		111	119,047
Series B 9.25%, 12/15/17		453	488,107
Comcast Cable Communications
Holdings, Inc., 9.46%, 11/15/22		100	149,304
Comcast Corp.:
5.88%, 2/15/18		328	399,037
4.65%, 7/15/42		500	534,804
Cox Communications, Inc., 8.38%,
3/01/39 (b)		623	948,545
DIRECTV Holdings LLC:
6.38%, 3/01/41		158	184,969
5.15%, 3/15/42		117	119,033
Intelsat Jackson Holdings SA,
7.25%, 4/01/19		253	273,240
NBC Universal Media LLC:
5.15%, 4/30/20		510	604,393
4.38%, 4/01/21		490	555,629
2.88%, 1/15/23		165	164,698
Time Warner Cable, Inc.:
5.50%, 9/01/41		200	226,317
4.50%, 9/15/42		604	602,355
Time Warner, Inc., 4.70%,
1/15/21		110	126,342
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		295	323,025
			6,541,086
Metals & Mining — 0.1%
Novelis, Inc., 8.75%, 12/15/20		420	465,150
Multi-Utilities — 0.1%
Dominion Resources, Inc., 1.95%,
8/15/16		365	377,245
Multiline Retail — 0.2%
Macy's Retail Holdings, Inc.:
5.90%, 12/01/16		490	572,069
7.45%, 7/15/17		483	597,211
			1,169,280

		Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels — 1.6%
Anadarko Petroleum Corp.:
5.95%, 9/15/16	USD	719	$833,104
6.38%, 9/15/17		547	659,473
BP Capital Markets Plc, 3.13%,
10/01/15		180	192,204
CONSOL Energy, Inc., 8.25%,
4/01/20		116	121,510
El Paso Pipeline Partners
Operating Co. LLC, 6.50%,
4/01/20		435	516,056
Energy Transfer Partners LP,
6.50%, 2/01/42		490	565,426
Enterprise Products Operating LLC,
Series L, 6.30%, 9/15/17		350	425,712
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18		400	481,548
Linn Energy LLC, 6.25%,
11/01/19 (b)		375	373,125
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		500	626,633
Nexen, Inc.:
6.40%, 5/15/37		120	152,329
7.50%, 7/30/39		250	356,275
Petrobras International Finance Co.:
3.88%, 1/27/16		740	782,779
5.75%, 1/20/20		755	860,547
Plains All American Pipeline
LP/PAA Finance Corp., 8.75%,
5/01/19		54	72,611
Range Resources Corp.:
7.25%, 5/01/18		485	512,887
5.75%, 6/01/21		65	69,875
Valero Energy Corp., 6.63%,
6/15/37		138	166,561
Western Gas Partners LP:
5.38%, 6/01/21		362	411,449
4.00%, 7/01/22		180	187,672
			8,367,776
Paper & Forest Products — 0.2%
International Paper Co.:
4.75%, 2/15/22		340	386,078
6.00%, 11/15/41		375	456,951
			843,029
Pharmaceuticals — 0.1%
Teva Pharmaceutical Finance Co.
BV, Series 2, 3.65%, 11/10/21		115	124,662
Teva Pharmaceutical Finance II
BV/Teva Pharmaceutical
Finance III LLC, 3.00%, 6/15/15		290	308,225
Teva Pharmaceutical Finance IV
BV, 3.65%, 11/10/21		285	308,944
			741,831

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	6

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Real Estate Investment Trusts (REITs) — 0.1%
Ventas Realty LP/Ventas Capital
Corp., 4.75%, 6/01/21	USD	165	$181,340
Vornado Realty LP, 5.00%,
1/15/22		450	497,933
			679,273
Real Estate Management & Development — 0.1%
Realogy Corp., 7.88%,
2/15/19 (b)(e)		355	372,750
Road & Rail — 0.0%
Burlington Northern Santa Fe LLC:
3.05%, 9/01/22		70	72,451
4.38%, 9/01/42		143	151,296
			223,747
Specialty Retail — 0.1%
QVC, Inc., 7.50%, 10/01/19 (b)		240	265,561
Thrifts & Mortgage Finance — 0.2%
Northern Rock Asset Management
Plc, 5.63%, 6/22/17 (b)		200	224,740
Radian Group, Inc., 5.38%,
6/15/15		720	597,600
			822,340
Wireless Telecommunication Services — 0.6%
America Movil SAB de CV:
2.38%, 9/08/16		480	499,483
3.13%, 7/16/22		200	206,097
4.38%, 7/16/42		200	207,433
Cricket Communications, Inc.,
7.75%, 5/15/16		251	264,805
Crown Castle Towers LLC, 6.11%,
1/15/40 (b)		920	1,108,033
MetroPCS Wireless, Inc., 7.88%,
9/01/18		15	16,200
SBA Tower Trust, 5.10%,
4/15/42 (b)		220	245,163
Sprint Capital Corp., 6.88%,
11/15/28		100	92,000
Sprint Nextel Corp., 9.00%,
11/15/18 (b)		480	576,000
			3,215,214
Total Corporate Bonds – 12.2%			62,250,859

Foreign Agency Obligations
Brazilian Government International
Bond, 7.13%, 1/20/37		100	150,750
Deutsche Bundesrepublik Inflation
Linked Bond, 0.10%, 4/15/23	EUR	2,153	2,932,349
Italy Buoni Poliennali Del Tesoro:
4.75%, 6/01/17		2,025	2,686,512
5.25%, 8/01/17		520	706,050

		Par (000)	Value
Foreign Agency Obligations
Italy Buoni Poliennali Del Tesoro
(concluded):
2.10%, 9/15/21	EUR	450	$509,741
2.55%, 9/15/41		122	118,588
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13	USD	335	337,646
Mexico Government International Bond:
6.38%, 1/16/13		157	159,355
5.63%, 1/15/17		190	222,110
5.13%, 1/15/20		555	663,225
Poland Government International Bond:
6.38%, 7/15/19		70	86,450
5.13%, 4/21/21		285	332,025
Russia Government International
Bond, 7.50%, 3/31/30 (f)		829	1,046,802
South Africa Government
International Bond, 5.50%,
3/09/20		300	356,250
Turkey Government International Bond:
7.00%, 3/11/19		140	169,750
5.63%, 3/30/21		220	250,800
6.25%, 9/26/22		200	239,340
Total Foreign Agency Obligations – 2.2%			10,967,743

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.8%
Countrywide Alternative Loan Trust:
Series 2006-OA21, Class A1
0.41%, 3/20/47 (a)(c)		2,086	1,251,036
Series 2007-22, Class 2A16
6.50%, 9/25/37		843	636,004
Countrywide Home Loan Mortgage Pass-
Through Trust (c):
Series 2006-OA5, Class 2A1
0.42%, 4/25/46		220	140,792
Series 2006-OA5, Class 3A1
0.42%, 4/25/46 (a)		345	237,179
Credit Suisse Mortgage Capital
Certificates (b)(c):
Series 2011-2R, Class 2A1
2.61%, 7/27/36		642	631,981
Series 2011-5R, Class 2A1
2.88%, 8/27/46		486	417,137
First Horizon Asset Securities, Inc.,
Series 2005-AR3, Class 3A1,
2.60%, 8/25/35 (c)		144	129,217
Impac Secured Assets CMN Owner
Trust, Series 2004-3, Class 1A4,
1.02%, 11/25/34 (c)		89	89,147
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2
5.88%, 6/25/21		44	42,588

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
JPMorgan Mortgage Trust (concluded):
Series 2007-S1, Class 1A2
5.50%, 3/25/22	USD	43	$42,436
Residential Accredit Loans, Inc.,
Series 2006-Q02, Class A1,
0.44%, 2/25/46 (c)		272	123,368
			3,740,885
Commercial Mortgage-Backed Securities — 4.2%
Banc of America Large Loan, Inc.,
Series 2010, Class HLTN,
1.97%, 11/15/15 (b)(c)		824	822,902
Banc of America Merrill Lynch
Commercial Mortgage, Inc.:
Series 2003-2, Class A3
4.87%, 3/11/41 (c)		718	725,265
Series 2006-5, Class AAB
5.38%, 9/10/47		733	772,686
Series 2007-1, Class A4
5.45%, 1/15/49		320	369,206
Series 2007-1, Class AMFX
5.48%, 1/15/49 (c)		30	30,920
Series 2007-3, Class A4
5.89%, 6/10/49 (c)		280	321,307
Banc of America Merrilll Lynch
Commercial Mortgage Trust,
Series 2007-3, Class AM, 5.53%,
6/10/49 (c)		245	259,624
Bear Stearns Commercial Mortgage
Securities:
Series 2005-PW10, Class AM
5.45%, 12/11/40 (c)		70	74,532
Series 2007-PW17, Class A3
5.74%, 6/11/50		552	576,413
Citigroup Commercial Mortgage
Trust, Series 2008-C7, Class A4,
6.26%, 12/10/49 (c)		930	1,110,671
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2006-CD3, Class AM,
5.65%, 10/15/48		250	265,788
Commercial Mortgage Pass-Through
Certificates:
Series 2006-C8, Class AM
5.35%, 12/10/46		275	293,996
Series 2012-LTRT, Class A2
3.40%, 10/05/30 (b)(d)		540	558,900
DBRR Trust (b):
Series 2011-C32, Class A3A
5.94%, 6/17/49 (c)		205	237,622
Series 2012-EZ1, Class A
0.95%, 9/25/45		930	931,671
Extended Stay America Trust,
Series 2010-ESHA, Class D,
5.50%, 11/05/27 (b)		260	262,073

		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
GMAC Commercial Mortgage
Securities, Inc., Series 2004-C3,
Class AAB, 4.70%, 12/10/41	USD	1,383	$1,430,025
Greenwich Capital Commercial Funding
Corp.:
Series 2006-GG7, Class AJ
6.06%, 7/10/38 (c)		160	142,169
Series 2007-GG11, Class A4
5.74%, 12/10/49		120	139,975
GS Mortgage Securities Corp. II:
Series 2006-GG8, Class AJ
5.62%, 11/10/39		220	186,728
Series 2006-GG8, Class AM
5.59%, 11/10/39		90	98,723
Series 2007-GG10, Class A4
5.79%, 8/10/45 (c)		596	682,810
Series 2012-ALOH, Class A
3.55%, 4/10/34 (b)		610	658,863
Series 2012-SHOP, Class A
2.93%, 6/05/31 (b)		230	241,886
Series 2012-SHOP, Class C
3.63%, 6/05/31 (b)		110	112,644
JPMorgan Chase Commercial Mortgage
Securities Corp.:
Series 2004-CB8, Class A1A
4.16%, 1/12/39 (b)		504	520,041
Series 2004-LN2, Class A2
5.12%, 7/15/41		480	510,465
Series 2006-CB14, Class AM
5.64%, 12/12/44 (c)		260	270,906
Series 2007-CB18, Class A3
5.45%, 6/12/47		276	293,440
Series 2007-CB20, Class AM
5.88%, 2/12/51 (c)		436	484,576
Series 2008-C2, Class ASB
6.13%, 2/12/51 (c)		515	560,049
Series 2012-CBX, Class A4
3.48%, 6/16/45		120	130,555
LB-UBS Commercial Mortgage Trust:
Series 2004-C7, Class A1A
4.48%, 10/15/29		684	724,857
Series 2007-C1, Class AM
5.46%, 2/15/40		175	188,099
Series 2007-C6, Class A4
5.86%, 7/15/40 (c)		425	502,338
Series 2007-C7, Class A3
5.87%, 9/15/45 (c)		660	786,159
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Series 2007-9, Class A4, 5.70%,
9/12/49		680	771,704
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2012-
CKSV, Class A2, 3.28%,
10/15/22 (b)(d)		170	174,236

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	8

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I:
Series 1998-WF2, Class G
6.34%, 7/15/30 (b)(c)	USD	270	$283,237
Series 2003-IQ4, Class A2
4.07%, 5/15/40		1,223	1,238,857
Series 2007-HQ12, Class
A2FX 5.76%, 4/12/49 (c)		357	375,335
Series 2007-XLC1, Class A2
0.56%, 7/17/17 (c)		254	239,426
Morgan Stanley Reremic Trust:
Series 2009-IO, Class B,
0.00%, 7/17/56 (b)(g)		380	335,350
Series 2012-XA, Class A
2.00%, 7/27/49		375	378,149
RBSCF Trust, Series 2010-RR3,
Class WBTA, 6.12%,
2/16/51 (b)(c)		1,010	1,189,645
S2 Hospitality LLC, Series 2012-
LV1, Class A, 4.50%,
4/15/25 (b)		270	271,263
			21,536,086
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Commercial Mortgage Pass
Through Certificates, Series
2012-CR1, Class XA, 2.45%,
5/15/45 (c)		2,739	378,069
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2012-CBX, Class XA,
2.06%, 6/16/45 (c)		1,295	151,123
Morgan Stanley Capital I, Series
2012-C4, Class XA, 2.89%,
3/15/45 (b)(c)		2,429	354,429
Morgan Stanley Reremic Trust,
Series 2011-IO, Class A, 2.50%,
3/23/51 (b)		123	124,296
Wells Fargo Reremic Trust, Series
2012-IO, Class A, 1.75%,
8/20/21 (b)		398	396,445
			1,404,362
Total Non-Agency Mortgage-Backed Securities – 5.3%			26,681,333

Municipal Bonds
New York City Municipal Water Finance
Authority, RB, Second General
Resolution, Series EE:
5.38%, 6/15/43		215	253,808

		Par (000)	Value
Municipal Bonds (concluded)
New York City Municipal Water Finance
Authority, RB, Second General
Resolution, Series EE (concluded):
5.50%, 6/15/43	USD	255	$304,577
Total Municipal Bonds – 0.1%			558,385

US Government Sponsored Agency Securities
Agency Obligations — 0.5%
Fannie Mae, 1.83%, 10/09/19 (g)		650	571,791
Federal Home Loan Bank of
Chicago, 5.63%, 6/13/16		450	526,190
Tennessee Valley Authority, 5.25%,
9/15/39		975	1,292,481
			2,390,462
Collateralized Mortgage Obligations — 0.3%
Freddie Mac Mortgage-Backed
Securities:
Series K013, Class A2, 3.97%,
1/25/21 (c)		570	658,260
Series K017, Class A2, 2.87%,
12/25/21		1,045	1,116,793
			1,775,053
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Mortgage-Backed
Securities, Series K706, Class C,
4.16%, 11/25/44 (b)(c)		90	86,228
Federal Deposit Insurance Corporation Guaranteed — 0.1%
General Electric Capital Corp.,
2.13%, 12/21/12		410	411,759
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae Mortgage-Backed
Securities:
Series 2011-123, Class CS,
6.39%, 10/25/41 (c)		1,319	188,031
Series 2012-94, Class IK,
4.00%, 9/25/42		1,292	215,677
Freddie Mac Mortgage-Backed
Securities (c):
Series K019, Class XI, 1.89%,
3/25/22		630	77,367
Series K707, Class XI, 1.70%,
12/25/18		1,343	108,938
Series K710, Class XI, 1.92%,
5/25/19		1,039	101,598
			691,611

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
US Government Sponsored Agency Securities
Mortgage-Backed Securities — 24.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/15/27 (h)	USD	2,500	$2,627,344
3.00%, 12/01/99 (h)		8,100	8,550,562
3.05%, 3/01/41 (c)		206	215,844
3.15%, 3/01/41 (c)		247	258,931
3.30%, 12/01/40 (c)		324	343,154
3.33%, 6/01/41 (c)		367	389,019
3.48%, 9/01/41 (c)		266	281,338
3.50%, 1/01/27 - 5/01/42 (h)		6,345	6,810,215
4.00%, 2/01/25 - 10/15/42 (h)		12,802	13,792,072
4.50%, 2/01/25 - 12/01/99 (h)		18,334	19,873,053
4.80%, 8/01/38 (c)		403	432,448
5.00%, 9/01/33 - 11/01/41 (h)		6,109	6,683,371
5.50%, 9/01/34 - 11/01/41 (h)		10,255	11,284,093
6.00%, 12/01/27 - 10/01/40		3,230	3,600,298
6.50%, 5/01/40		1,811	2,063,861
Freddie Mac Mortgage-Backed Securities:
3.02%, 2/01/41 (c)(e)		294	308,271
3.50%, 10/01/41 (h)		6,400	6,862,000
4.00%, 10/01/41 - 10/15/42(h)		3,800	4,081,734
4.50%, 10/01/41 - 11/01/41 (h)		17,400	18,711,345
5.00%, 3/01/38 (i)		1,487	1,616,097
5.50%, 4/01/38 - 1/01/40		80	87,212
6.00%, 1/01/34		406	454,757
Ginnie Mae Mortgage-Backed Securities:
4.00%, 9/15/40 - 7/15/42 (h)		1,890	2,085,384
4.50%, 5/20/40 - 2/15/42 (h)		6,628	7,333,402
5.00%, 10/15/42 (h)		3,900	4,299,750
7.50%, 3/15/32		8	9,572
			123,055,127
Total US Government Sponsored Agency Securities – 25.2%			128,410,240

US Treasury Obligations
US Treasury Bonds:
3.13%, 2/15/42		306	325,188
3.00%, 5/15/42		40	41,475
2.75%, 8/15/42 (e)		15,812	15,549,925
US Treasury Inflation Indexed Bonds:
2.13%, 2/15/41		910	1,337,252
0.75%, 2/15/42		497	539,873
US Treasury Notes:
0.50%, 8/15/14 (j)		595	597,859
0.25%, 8/31/14		265	265,052
0.25%, 9/30/14		260	260,061
2.50%, 4/30/15 (j)		610	644,694
0.25%, 9/15/15		6,180	6,169,376
0.63%, 8/31/17 (e)		5,872	5,875,170
0.63%, 9/30/17		3,420	3,419,466
1.00%, 8/31/19 (e)		1,180	1,177,050

		Par (000)	Value
US Treasury Obligations
US Treasury Notes (concluded):
1.63%, 8/15/22 (e)	USD	7,568	$7,559,521
Total US Treasury Obligations – 8.6%			43,761,962
Total Fixed Income Securities – 57.8%			294,073,175

Preferred Securities
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV, 1.39%,
6/01/67 (c)		40	29,630
Commercial Banks — 0.1%
Fifth Third Capital Trust IV, 6.50%,
4/15/67 (c)		295	295,738
Consumer Finance — 0.1%
Capital One Capital VI, 8.88%, 5/15/40		385	391,453
Insurance — 0.2%
American International Group, Inc.,
8.18%, 5/15/68 (b)(c)		105	128,494
MetLife Capital Trust IV, 7.88%,
12/15/67 (b)		415	489,700
Swiss Re Capital I LP, 6.85% (b)(c)(k)		300	305,250
XL Group Plc, Series E, 6.50% (c)(k)		227	208,840
			1,132,284
Total Capital Trusts – 0.4%			1,849,105

		Shares
Preferred Stocks
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, 0.00% (a)(c)		10,000	8,700
Freddie Mac, Series Z, 0.00% (a)(c)		10,000	8,500
Total Preferred Stocks – 0.0%			17,200

Trust Preferred
Commercial Banks — 0.0%
Citigroup Capital XIII, 7.88%, 10/30/40 (c)		8,773	244,328
Total Preferred Securities – 0.4%			2,110,633
Total Long-Term Investments
(Cost – $559,334,088) – 119.2%			606,592,068

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	10

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

		Shares	Value
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (l)(m)		2,257,971	$2,257,971
Total Short-Term Securities
(Cost – $2,257,971) – 0.4%			2,257,971

Options Purchased		Contracts
Exchange-Traded Call Options — 0.0%
Euro-Dollar 3-Year Mid-Curve
Options, Strike Price USD 98.88,
Expires 11/16/12		91	59,150
		Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions — 0.0%
Receive a fixed rate of 1.55% and
pay a floating rate based on 3-
month LIBOR, Expires 12/14/12,
Broker JPMorgan Chase & Co.	USD	1,200	5,282
Receive a fixed rate of 2.25% and
pay a floating rate based on 3-
month LIBOR, Expires 11/09/12,
Broker Bank of America Corp.		1,300	3,595
Receive a fixed rate of 2.68% and
pay a floating rate based on 3-
month LIBOR, Expires 3/11/13,
Broker Citigroup, Inc.		600	30,691
Receive a fixed rate of 1.07% and
pay a floating rate based on 3-
month LIBOR, Expires 7/25/13,
Broker Deutsche Bank AG		5,700	54,914
			94,482
Over-the-Counter Interest Rate Put Swaptions — 0.1%
Pay a fixed rate of 2.30% and receive
a floating rate based on 3-month
LIBOR, Expires 11/23/12, Broker
Citigroup, Inc.		1,500	1,065

		Notional Amount (000)	Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 4.50% and receive
a floating rate based on 3-month
LIBOR, Expires 03/20/17, Broker
Deutsche Bank AG	USD	1,200	$29,437
Pay a fixed rate of 2.68% and receive
a floating rate based on 3-month
LIBOR, Expires 3/11/13, Broker
Citigroup, Inc.		600	27,998
Pay a fixed rate of 1.07% and receive
a floating rate based on 3-month
LIBOR, Expires 7/25/13, Broker
Deutsche Bank AG		5,700	48,795
Pay a fixed rate of 2.13% and receive
a floating rate based on 3-month
LIBOR, Expires 3/21/13, Broker
Deutsche Bank AG		3,300	547
			107,842
Total Options Purchased (Cost – $350,437) – 0.1%			261,474
Total Investments Before TBA Sale
Commitments and Options Written
(Cost – $561,942,496*) – 119.7%			609,111,513

TBA Sale Commitments (h)
Fannie Mae Mortgage-Backed
Securities:
2.50%, 10/15/27		2,500	(2,627,344)
3.00%, 12/15/42		3,900	(4,116,938)
3.50%, 10/01/26		4,470	(4,782,262)
4.00%, 10/01/41		7,300	(7,847,876)
4.50%, 10/01/26 – 10/01/41		11,600	(12,552,781)
5.00%, 10/01/41		2,200	(2,399,719)
5.50%, 10/01/41		4,600	(5,042,750)
6.00%, 10/01/41		100	(110,406)
Freddie Mac Mortgage-Backed
Securities:
4.00%, 10/01/41		1,900	(2,042,203)
4.50%, 10/01/41		11,600	(12,475,438)
Ginnie Mae Mortgage-Backed
Securities, 4.50%, 10/01/41		3,100	(3,420,172)
Total TBA Sale Commitments
(Proceeds – $57,274,804) – (11.3)%			(57,417,889)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio (Percentages shown are based on Net Assets)

Options Written		Contracts	Values
Exchange-Traded Call Options — (0.0)%
Euro-Dollar 3-Year Mid-Curve
Options, Strike Price USD 99.13,
Expires 11/16/12		137	$(28,256)
		Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions — (0.0)%
Pay a fixed rate of 3.65% and receive
a floating rate based on 3-month
LIBOR, Expires 3/27/17, Broker
JPMorgan Chase & Co.	USD	500	(48,771)
Pay a fixed rate of 1.00% and receive
a floating rate based on 3-month
LIBOR, Expires 7/11/14, Broker
Bank of America Corp.		2,800	(16,413)
Pay a fixed rate of 1.00% and receive
a floating rate based on 3-month
LIBOR, Expires 7/14/14, Broker
Bank of America Corp.		2,300	(13,489)
Pay a fixed rate of 1.25% and receive
a floating rate based on 3-month
LIBOR, Expires 6/20/14, Broker
Barclays Plc		1,600	(17,954)
Pay a fixed rate of 1.43% and receive
a floating rate based on 3-month
LIBOR, Expires 7/28/14, Broker
Deutsche Bank AG		1,000	(15,712)
Pay a fixed rate of 1.00% and receive
a floating rate based on 3-month
LIBOR, Expires 7/10/14, Broker
Bank of America Corp.		2,300	(13,449)
			(125,788)
Over-the-Counter Interest Rate Put Swaptions — (0.1)%
Receive a fixed rate of 3.65% and
pay a floating rate based on 3-
month LIBOR, Expires 3/27/17,
Broker JPMorgan Chase & Co.		500	(20,766)
Receive a fixed rate of 6.00% and
pay a floating rate based on 3-
month LIBOR, Expires 3/20/17,
Broker Deutsche Bank AG		2,400	(26,017)
Receive a fixed rate of 1.43% and
pay a floating rate based on 3-
month LIBOR, Expires 7/28/14,
Broker Deutsche Bank AG		1,000	(17,105)
Receive a fixed rate of 2.00% and
pay a floating rate based on 3-
month LIBOR, Expires 7/11/14,
Broker Bank of America Corp.		2,800	(24,035)
Receive a fixed rate of 2.00% and
pay a floating rate based on 3-
month LIBOR, Expires 7/14/14,
Broker Bank of America Corp.		2,300	(19,833)

Options Written		Notional Amount (000)	Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 2.25% and
pay a floating rate based on 3-
month LIBOR, Expires 6/20/14,
Broker Barclays Plc	USD	1,600	$(9,655)
Receive a fixed rate of 2.00% and
pay a floating rate based on 3-
month LIBOR, Expires 7/10/14,
Broker Bank of America Corp.		2,300	(19,681)
			(137,092)
Total Options Written –
(Premiums Received- $357,171) - (0.1)%			(291,136)

Total Investments, Net of TBA Sale Commitments
and Outstanding Options Written – 108.3%			551,402,488
Liabilities in Excess of Other Assets – (8.3)%			(42,228,901)
Net Assets – 100.0%			$509,173,587

*	The cost and unrealized appreciation/depreciation of investments as of September 30, 2012, as computed for federal income tax purposes, were as follows:

Tax cost	$563,270,780
Gross unrealized appreciation	$51,191,778
Gross unrealized depreciation	(5,351,045)
Net unrealized appreciation	$45,840,733

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Variable rate security. Rate shown is as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Bank of America Securities	$ 174,236	—
Deutsche Bank AG	$ 558,900	$12,317
JPMorgan Securities	$ 435,000	—
Well Fargo Bank NA	$ 757,461	—

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	12

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2012 were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$(2,998,390)	$6,484
Barclays Plc	$(540,172)	$(852)
BOE Securites LLC	$525,469	$7,832
Citigroup, Inc.	—	$(766)
Credit Suisse Group AG	$1,334,188	$(31,652)
Deutsche Bank AG	$7,724,828	$172,020
Goldman Sachs Group, Inc.	$(2.158,500)	$17,664
JPMorgan Chase & Co.	$5,461,800	$39,412
Morgan Stanley	$2,926,375	$4,594
Nomura Securities International	$(629,625)	$(11,125)
Royal Bank of Scotland Group Plc	$(556,406)	$4,059
UBS AG	—	$1,555
Wells Fargo & Co.	$(1,185,078)	$5,609

(i)	All or a portion of security has been pledged as collateral in connection with swaps.
(j)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	953,832	1,304,139	2,257,971	$ 2,633
(m)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
FKA	Formerly Known As
LIBOR	London Interbank Offered Rate
Radian	Radian Financial Guaranty
RB	Revenue Bonds
TBA	To Be Announced
USD	US Dollar

•	Reverse repurchase agreements outstanding as of September 30, 2012 were as follows:
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities,
Inc.	2.00%	7/02/12	Open	$ 304,412	$ 302,890
Bank of America Corp.	0.11%	9/28/12	10/01/12	5,528,402	5,528,453
BNP Paribas SA	0.27%	9/28/12	10/01/12	9,925,000	9,925,223
Credit Suisse Securities
(USA) LLC	0.09%	9/28/12	10/01/12	1,177,050	1,177,059
Credit Suisse Securities
(USA) LLC	0.18%	9/28/12	10/01/12	9,912,520	9,912,371
Total				$ 26,847,384	$ 26,845,996

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Financial futures contracts purchased as of September 30, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
20	10-Year Australian Treasury Bond	Australian Securities Exchange	December 2012	USD	2,632,509	$ 73,137
206	2-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	45,429,438	32,129
20	30-Year US Treasury Bond	Chicago Board of Trade	December 2012	USD	2,987,500	(7,535)
53	5-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	6,605,539	554
16	90-Day Euro-Dollar	Chicago Mercantile	December 2012	USD	3,987,200	7,734
2	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	497,275	695
24	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	5,964,000	16,549
25	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	6,207,813	8,105
37	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	9,178,775	24,669
48	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	11,892,600	35,222
12	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD	2,969,400	5,436
12	90-Day Euro-Dollar	Chicago Mercantile	June 2016	USD	2,965,050	6,091
3	Euro-OAT	Eurex	December 2012	USD	516,397	2,536
Total						$ 205,322

•	Financial futures contracts sold as of September 30, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
25	Euro-Bund	Eurex	December 2012	USD	4,554,538	$ (28,445)
64	3-Year Australian Treasury Bond	Australian Securities Exchange	December 2012	USD	7,336,679	(62,983)
113	10-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	15,083,734	(24,849)
105	Ultra Long US Treasury Bond	Chicago Board of Trade	December 2012	USD	17,347,969	178,496
2	90-Day Euro-Dollar	Chicago Mercantile	March 2013	USD	498,375	(908)
Total						$ 61,311

• Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
				Royal Bank of Scotland
EUR	783,000	USD	1,006,280	Group Plc	10/01/12	$(86)
EUR	47,000	USD	60,428	Citigroup, Inc.	10/03/12	(31)
USD	8,792	CAD	9,000	BNP Paribas SA	10/17/12	(359)
USD	38,275	CAD	39,000	Credit Suisse Group AG	10/17/12	(1,382)
USD	15,739	CAD	16,000	UBS AG	10/17/12	(530)
				Royal Bank of Scotland
USD	1,006,433	EUR	783,000	Group Plc	10/17/12	91
				Royal Bank of Scotland
EUR	902,000	USD	1,162,923	Group Plc	10/22/12	(3,581)
USD	3,379,469	EUR	2,756,500	Citigroup, Inc.	10/22/12	(163,464)
USD	1,057,899	EUR	846,000	Citigroup, Inc.	10/22/12	(29,466)
USD	56,728	EUR	45,000	Citigroup, Inc.	10/22/12	(1,110)
USD	60,439	EUR	47,000	Citigroup, Inc.	10/22/12	30
USD	122,347	EUR	94,000	Citigroup, Inc.	10/22/12	1,529
USD	720,413	EUR	558,000	Citigroup, Inc.	10/22/12	3,214
USD	1,023,014	EUR	790,000	Deutsche Bank AG	10/22/12	7,626
				Royal Bank of Scotland
USD	729,109	EUR	584,000	Group Plc	10/22/12	(21,507)
				Royal Bank of Scotland
USD	253,071	EUR	204,000	Group Plc	10/22/12	(9,131)
Total						$(218,157)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	14

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio
•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2012 were as follows:
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Eastman Chemical Co.	0.68%	Morgan Stanley	9/20/13	USD	690	$(3,622)
Radian Group, Inc.	5.00%	Citigroup, Inc.	6/20/15	USD	720	82,282
Total						$78,660

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2012 were as follows:
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	220	$8,799
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	270	10,450
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	165	5,217
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	158	4,867
MetLife, Inc.	1.00%	Citigroup, Inc.	12/20/16	A-	USD	175	6,315
MetLife, Inc.	1.00%	Bank of America Corp.	3/20/17	A-	USD	220	4,340
MetLife, Inc.	1.00%	Citigroup, Inc.	3/20/17	A-	USD	190	3,748
MetLife, Inc.	1.00%	UBS AG	3/20/17	A-	USD	135	2,663
Total							$46,399

[1]	Using Standard & Poor’s rating.
[2]	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
•	Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2012 were as follows:
Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Markit CMBX North
America AM Index
Series 2	0.50%	Deutsche Bank AG	3/15/49	A-	USD	270	$13,096
Markit CMBX North
America AAA Index
Series 3	0.08%	Morgan Stanley	12/13/49	A+	USD	310	16,675
Markit CMBX North
America AAA Index
Series 4	0.35%	Morgan Stanley	2/17/51	A-	USD	310	16,807
Total							$46,578

[1]	Using Standard & Poor’s rating of the underlying securities.
[2]	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	15

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Interest rate swaps outstanding as of September 30, 2012 were as follows:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.56%[1]	3-month LIBOR	Deutsche Bank AG	7/02/14	USD	16,000	$(53,461)
1.09%[1]	3-month LIBOR	Morgan Stanley	5/09/17	USD	300	(5,406)
1.20%[2]	3-month LIBOR	Deutsche Bank AG	8/30/18	USD	800	4,484
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	300	27,437
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	550	(80,696)
1.97%[1]	3-month LIBOR	Citigroup, Inc.	8/20/22	USD	700	(18,031)
1.76%[2]	3-month LIBOR	Citigroup, Inc.	9/24/22	USD	400	2,088
1.73%[1]	3-month LIBOR	Bank of America Corp.	9/27/22	USD	200	(483)
2.52%1	3-month LIBOR	Deutsche Bank AG	9/04/42	USD	600	10,595
Total						$(113,473)

[1]	Portfolio pays the fixed rate and receives the floating rate.
[2]	Portfolio pays the floating rate and receives the fixed rate.
•	Total return swaps outstanding as of September 30, 2012 were as follows:
Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Change in Return of the
Consumer Price Index for All		Bank of America
Urban Consumers	2.18%[3]	Corp.	10/06/21	USD	1,095	$(37,635)
Gross Return on the Markit IOS
4.50%, 30-year, fixed rate
Fannie Mae residential
mortgage-backed securities pool	1-month LIBOR	Barclays Plc	1/12/40	USD	668	(1,837)
Gross Return on the Markit IOS
4.50%, 30-year, fixed rate
Fannie Mae residential		Goldman Sachs
mortgage-backed securities pool	1-month LIBOR	Group, Inc.	1/12/40	USD	668	(5,657)
Gross Return on the Markit IOS
4.50%, 30-year, fixed rate
Fannie Mae residential		JPMorgan Chase &
mortgage-backed securities pool	1-month LIBOR	Co.	1/12/40	USD	822	(3,543)
Gross Return on the Markit IOS
4.50%, 30-year, fixed rate
Fannie Mae residential
mortgage-backed securities pool	1-month LIBOR	Barclays Plc	1/12/41	USD	668	375
Total						$(48,297)

[3]	Portfolio pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	16

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks	$310,408,260	—	—	$310,408,260
Asset-Backed Securities	—	$20,015,235	$ 1,427,418	21,442,653
Corporate Bonds	—	61,150,859	1,100,000	62,250,859
Foreign Agency Obligations	—	10,967,743	—	10,967,743
Non-Agency Mortgage-Backed
Securities	—	23,963,518	2,717,815	26,681,333
Municipal Bonds	—	558,385	—	558,385
US Government Sponsored Agency
Securities	—	128,410,240	—	128,410,240
US Treasury Obligations	—	43,761,962	—	43,761,962
Preferred Securities	261,528	1,849,105	—	2,110,633
Short-Term Securities	2,257,971	—	—	2,257,971
Liabilities:
TBA Sale Commitments	—	(57,417,889)	—	(57,417,889)
Total	$312,927,759	$233,259,158	$ 5,245,233	$551,432,150

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	$284,316	$175,259	—	$459,575
Foreign currency exchange contracts	166,187	12,490	—	178,677
Interest rate contracts	—	247,303	—	247,303
Liabilities:
Credit contracts	(123,812)	(3,622)	—	(127,434)
Foreign currency exchange contracts	(29,164)	(230,647)	—	(259,811)
Interest rate contracts	—	(431,994)	—	(431,994)
Other conracts	—	(37,635)	—	(37,635)
Total	$297,527	$(268,846)	—	$28,681

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/deprecation on the instrument and options are shown at value.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	17

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

Certain of the Portfolio’s assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$ 2,657	—	—	$2,657
Liabilities:
Bank overdraft	—	$(57,699)	—	(57,699)
Reverse repurchase agreements	—	(26,847,384)	—	(26,847,384)
Total	$ 2,657	$(26,905,083)	—	$(26,902,426)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2012.

Certain of the Portfolio's investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of December 31,
2011	$2,306,281	—	$917,922	$3,224,203
Transfers into Level 3[1]	—	—	—	—
Transfers out of Level 3[1]	(1,929,568)	—	(461,939)	(2,391,507)
Accrued discounts/ premiums	—	$(63)	12,403	12,340
Net realized gain (loss)	6,808	—	12,419	19,227
Net change in unrealized appreciation/
depreciation[2]	2,774	(267)	17,789	20,296
Purchases	1,427,417	1,100,330	2,362,064	4,889,811
Sales	(386,294)	—	(142,843)	(529,137)
Closing Balance, as of September 30, 2012	$1,427,418	$1,100,000	$2,717,815	$5,245,233

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2012 was $17,536.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	18

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense — 6.0%
The Boeing Co.	75,910	$5,284,854
Precision Castparts Corp.	8,440	1,378,590
United Technologies Corp.	21,380	1,673,840
		8,337,284
Air Freight & Logistics — 0.6%
United Parcel Service, Inc., Class B	12,200	873,154
Auto Components — 0.3%
Allison Transmission
Holdings, Inc. (a)	23,500	472,820
Automobiles — 0.6%
Tesla Motors, Inc. (a)(b)	29,590	866,395
Beverages — 4.4%
The Coca-Cola Co.	100,160	3,799,069
PepsiCo, Inc.	32,050	2,268,178
		6,067,247
Biotechnology — 5.4%
Alexion Pharmaceuticals, Inc. (b)	13,100	1,498,640
ARIAD Pharmaceuticals, Inc. (b)	27,100	656,497
Biogen Idec, Inc. (b)	11,860	1,769,868
Gilead Sciences, Inc. (b)	45,900	3,044,547
Regeneron Pharmaceuticals,
Inc. (b)	3,129	477,673
		7,447,225
Building Products — 0.4%
Masco Corp.	33,368	502,188
Capital Markets — 1.7%
The Goldman Sachs Group, Inc.	13,900	1,580,152
Jefferies Group, Inc.	57,650	789,229
		2,369,381
Chemicals — 2.5%
Celanese Corp., Series A	23,710	898,846
Monsanto Co.	27,660	2,517,613
		3,416,459
Commercial Banks — 1.4%
Wells Fargo & Co.	57,910	1,999,632
Communications Equipment — 5.1%
F5 Networks, Inc. (a)(b)	13,200	1,382,040
QUALCOMM, Inc.	91,290	5,704,712
		7,086,752
Computers & Peripherals — 11.7%
Apple, Inc.	19,550	13,044,933
EMC Corp. (b)	91,800	2,503,386
Fusion-io, Inc. (b)	23,987	726,087
		16,274,406
Diversified Telecommunication Services — 1.9%
Level 3 Communications,
Inc. (a)(b)	27,300	627,081

	Shares	Value
Common Stocks
Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.	43,990	$2,004,624
		2,631,705
Electrical Equipment — 0.7%
Roper Industries, Inc.	9,200	1,010,988
Energy Equipment & Services — 2.1%
National Oilwell Varco, Inc.	23,030	1,844,933
Noble Corp.	31,400	1,123,492
		2,968,425
Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	35,700	3,574,463
Whole Foods Market, Inc.	10,820	1,053,868
		4,628,331
Health Care Equipment & Supplies — 1.2%
Intuitive Surgical, Inc. (b)	3,200	1,586,016
Health Care Providers & Services — 2.5%
Express Scripts Holding Co. (b)	55,735	3,492,913
Health Care Technology — 0.8%
Cerner Corp. (a)(b)	14,870	1,151,087
Hotels, Restaurants & Leisure — 3.9%
Las Vegas Sands Corp.	33,540	1,555,250
McDonald's Corp.	19,300	1,770,775
Starbucks Corp.	41,000	2,080,750
		5,406,775
Household Durables — 1.8%
Stanley Black & Decker, Inc.	31,960	2,436,950
Internet & Catalog Retail — 5.3%
Amazon.com, Inc. (b)	21,010	5,343,263
Priceline.com, Inc. (b)	3,300	2,041,809
		7,385,072
Internet Software & Services — 5.7%
eBay, Inc. (b)	45,030	2,179,902
Google, Inc., Class A (b)	6,640	5,009,880
Rackspace Hosting, Inc. (a)(b)	10,882	719,192
		7,908,974
IT Services — 1.4%
Visa, Inc., Class A	14,430	1,937,660
Machinery — 4.7%
Danaher Corp.	67,740	3,735,861
Eaton Corp.	36,200	1,710,812
Terex Corp. (a)(b)	48,521	1,095,604
		6,542,277
Media — 2.3%
CBS Corp., Class B	30,000	1,089,900
Comcast Corp., Class A	58,050	2,076,449
		3,166,349

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels — 1.7%
Anadarko Petroleum Corp.	19,360	$1,353,651
Noble Energy, Inc.	11,300	1,047,623
		2,401,274
Personal Products — 0.4%
Herbalife Ltd.	11,965	567,141
Pharmaceuticals — 4.9%
Eli Lilly & Co.	40,900	1,939,069
Merck & Co., Inc.	38,700	1,745,370
Pfizer, Inc.	71,600	1,779,260
Valeant Pharmaceuticals
International, Inc. (b)	23,360	1,291,107
		6,754,806
Professional Services — 0.2%
Manpower, Inc.	5,664	208,435
Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	21,630	1,544,166
Semiconductors & Semiconductor Equipment — 2.1%
Avago Technologies Ltd.	9,400	327,731
Broadcom Corp., Class A (b)	38,437	1,329,152
ON Semiconductor Corp. (b)	33,800	208,546
Xilinx, Inc.	29,900	998,959
		2,864,388
Software — 8.2%
Microsoft Corp.	144,700	4,309,166
Oracle Corp.	58,100	1,829,569
Red Hat, Inc. (b)	28,450	1,619,943
Salesforce.com, Inc. (a)(b)	11,687	1,784,488
VMware, Inc., Class A (a)(b)	18,830	1,821,614
		11,364,780
Specialty Retail — 1.7%
The Home Depot, Inc.	38,450	2,321,227
Textiles, Apparel & Luxury Goods — 2.0%
Michael Kors Holdings Ltd. (b)	23,800	1,265,684
Under Armour, Inc., Class A (a)(b)	27,800	1,552,074
		2,817,758
Total Long-Term Investments
(Cost – $110,288,064) – 100.0%		138,810,440

Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (c)(d)	28,498	28,498

	Beneficial Interest (000)	Value
BlackRock Liquidity Series LLC,
Money Market Series, 0.29%
(c)(d)(e)	$ 10,236	$10,236,368
Total Short-Term Securities
(Cost – $10,264,866) – 7.4%		10,264,866
Total Investments (Cost - $120,552,930*) – 107.4%		149,075,306
Liabilities in Excess of Other Assets – (7.4)%		(10,309,029)
Net Assets – 100.0%		$138,766,277

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$121,441,870
Gross unrealized appreciation	$30,738,028
Gross unrealized depreciation	(3,104,592)
Net unrealized appreciation	$27,633,436

(a)	Security, or a portion of security, is on loan.
(b)	Non-income producing security.
(c)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at September 30, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	1,156,840	(1,128,342)	28,498	$ 1,107
BlackRock
Liquidity
Series LLC,
Money
Market
Series	$ 3,662,039	$ 6,574,329	$ 10,236,368	$ 83,804

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio's investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term
Investments[1]	$ 138,810,440	—	—	$138,810,440
Short-Term
Securities	28,498	$ 10,236,368	—	10,264,866
Total	$ 138,838,938	$ 10,236,368	—	$149,075,306

[1]	See above Schedule of Investments for values in each industry.

Certain of the Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $10,236,368 is categorized as Level 2 with the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	3

Consolidated Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Argentina — 0.1%
Pampa Energia SA - ADR (a)	547	$2,018
Tenaris SA - ADR	4,097	167,035
		169,053
Australia — 0.3%
Asciano Ltd.	41,250	185,929
Newcrest Mining Ltd.	11,864	356,645
Orica Ltd.	6,217	159,876
Telstra Corp. Ltd.	41,728	169,165
		871,615
Belgium — 0.1%
RHJ International (a)	24,918	124,292
RHJ International - ADR	5,827	29,086
		153,378
Brazil — 1.2%
Cia Brasileira de Distribuicao
Grupo Pao de Acucar,
Preference Shares	6,158	275,056
Cia Energetica de Minas Gerais -
ADR	13,008	157,657
Cosan Ltd.	30,417	482,414
Cyrela Brazil Realty SA	23,988	205,890
Hypermarcas SA (a)	38,253	280,966
Itau Unibanco Holding SA,
Preference Shares	16,384	247,225
MRV Engenharia e Participacoes SA	41,077	245,783
Petroleo Brasileiro SA - ADR	24,574	542,348
Qualicorp SA (a)	18,637	182,026
SLC Agricola SA	21,169	227,118
Telefonica Brasil - ADR	13,253	288,120
Tractebel Energia SA	5,003	78,972
		3,213,575
Canada — 2.5%
Agrium, Inc.	754	78,009
Athabasca Oil Corp. (a)	32,300	433,032
Bank of Nova Scotia	4,408	241,765
Brookfield Asset Management,
Inc., Class A	5,934	204,782
Canadian Natural Resources Ltd.	9,981	307,315
Canadian Pacific Railway Ltd.	3,446	285,639
Canadian Pacific Railway Ltd.	546	45,314
Detour Gold Corp. (a)	5,823	162,471
Eldorado Gold Corp.	23,683	361,111
Goldcorp, Inc. (b)	26,623	1,220,665
Katanga Mining Ltd. (a)	4,339	1,898
Kinross Gold Corp.	5,707	58,268
Kinross Gold Corp.	26,110	267,182
Nexen, Inc. (b)	1,771	44,877
Osisko Mining Corp. (a)	24,737	245,080
Potash Corp. of Saskatchewan,
Inc. (b)	15,340	666,063

	Shares	Value
Common Stocks
Canada (concluded)
Rogers Communications, Inc.,
Class B	4,259	$172,064
Silver Wheaton Corp.	11,728	465,719
Sino-Forest Corp. (a)	13,958	—
Suncor Energy, Inc.	24,485	805,457
Suncor Energy, Inc.	1,284	42,179
Talisman Energy, Inc.	9,454	126,361
Teck Resources Ltd., Class B	1,095	32,248
TELUS Corp.	2,088	131,703
The Toronto-Dominion Bank	2,053	171,219
Valeant Pharmaceuticals
International, Inc. (a)(b)	2,796	154,535
		6,724,956
Chile — 0.1%
Sociedad Quimica y Minera de
Chile SA - ADR	2,293	141,341
China — 0.6%
Beijing Enterprises Holdings Ltd.	102,819	684,105
Chaoda Modern Agriculture
Holdings Ltd. (a)(c)	715,816	28,633
China BlueChemical Ltd.	157,739	93,019
Dongfang Electric Corp. Ltd.	24,200	32,817
Dongfeng Motor Group Co. Ltd.,
Class H	47,800	55,545
Haitian International Holdings Ltd.	51,898	58,546
Huaneng Power International, Inc.	94,000	71,267
Jiangsu Expressway Co. Ltd.	78,000	64,387
Shanghai Electric Group Co. Ltd.,
Class H	158,000	55,909
Sinopharm Group Co.	65,195	208,106
Tianjin Development Holdings Ltd. (a)	447,517	202,659
Zhongsheng Group Holdings Ltd.	77,457	96,402
		1,651,395
Denmark — 0.1%
A.P. Moller - Maersk A/S-B	20	142,985
France — 1.4%
AXA SA	19,540	290,905
BNP Paribas SA	12,451	590,315
Essilor International SA	3,102	290,273
Eutelsat Communications SA	5,240	168,359
LVMH Moet Hennessy Louis
Vuitton SA	2,145	322,003
Safran SA	10,577	380,450
Sanofi	5,414	463,311
Sanofi - ADR	863	37,161
Technip SA	1,107	123,001
Total SA	10,064	500,683
Total SA - ADR	12,011	601,751
		3,768,212
Germany — 2.5%
Allianz SE, Registered Shares	4,068	485,164

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Germany (concluded)
BASF SE	6,653	$562,152
Bayer AG, Registered Shares	5,929	509,832
Bayerische Motoren Werke AG	2,608	191,244
Daimler AG, Registered Shares	3,352	162,691
Deutsche Bank AG, Registered
Shares	6,161	244,034
Deutsche Boerse AG	1,486	82,232
Deutsche Telekom AG, Registered
Shares	39,100	480,843
Fresenius Medical Care AG & Co.
KGaA	6,812	499,662
Fresenius SE & Co. KGaA	4,118	478,169
Infineon Technologies AG	41,135	261,459
Kabel Deutschland Holding AG	3,723	265,766
Lanxess AG	4,508	374,461
Linde AG	3,702	638,076
Muenchener Rueckversicherungs
AG, Registered Shares	966	151,046
SAP AG	2,488	177,054
Siemens AG, Registered Shares	6,836	683,740
Volkswagen AG, Preference Shares	3,622	662,266
		6,909,891
Hong Kong — 0.4%
China Resources Gas Group Ltd.	78,000	158,834
China Resources Power Holdings
Co. Ltd.	84,000	183,716
The Link REIT	120,844	572,358
Yuanda China Holdings Ltd.	673,176	61,285
		976,193
India — 0.0%
Adani Enterprises Ltd.	3,682	14,017
Indonesia — 0.0%
Telekomunikasi Indonesia Tbk PT	84,600	83,045
Ireland — 0.1%
Covidien Plc	3,795	225,499
Israel — 0.2%
Check Point Software Technologies
Ltd. (a)	758	36,505
Teva Pharmaceutical Industries
Ltd. - ADR	13,237	548,144
		584,649
Italy — 0.5%
Eni SpA	25,045	549,073
Fiat Industrial SpA	49,705	486,771
Intesa Sanpaolo SpA	135,484	206,592
UniCredit SpA (a)	23,610	98,249
		1,340,685
Japan — 5.5%
Aisin Seiki Co. Ltd.	4,120	117,335
Asahi Kasei Corp.	31,900	164,433
Astellas Pharma, Inc.	3,590	181,941

	Shares	Value
Common Stocks
Japan (concluded)
Bridgestone Corp.	19,100	$442,972
Canon, Inc. (b)	11,131	357,279
Daihatsu Motor Co. Ltd.	5,900	98,303
Denso Corp.	6,030	189,465
East Japan Railway Co.	9,827	650,204
FANUC Corp.	1,600	257,533
Fuji Heavy Industries Ltd.	56,260	468,730
Futaba Industrial Co. Ltd. (a)	9,970	40,360
Hitachi Chemical Co. Ltd.	9,600	129,477
Hitachi Ltd.	26,200	145,491
Honda Motor Co. Ltd.	13,540	418,458
Hoya Corp.	14,801	324,707
Inpex Corp.	85	505,303
Japan Airlines Co., Ltd. (a)	4,200	196,438
JGC Corp.	15,580	518,880
JSR Corp.	8,300	135,832
Kao Corp.	3,800	111,725
KDDI Corp.	4,800	372,300
Kinden Corp.	3,000	18,874
Kirin Holdings Co. Ltd.	20,790	277,993
Kubota Corp.	47,880	483,220
Kuraray Co. Ltd.	11,420	129,690
Kyowa Hakko Kirin Co. Ltd.	16,870	203,725
Mitsubishi Corp.	22,690	410,981
Mitsui & Co. Ltd.	52,120	731,226
Mitsui Fudosan Co. Ltd. (b)	10,000	199,826
MS&AD Insurance Group Holdings	16,915	291,993
Murata Manufacturing Co. Ltd.	4,740	252,341
Nintendo Co. Ltd.	2,300	292,153
Nippon Electric Glass Co., Ltd.	3,000	16,531
Nippon Telegraph & Telephone
Corp.	8,510	404,906
Nomura Holdings, Inc.	22,700	81,064
NTT DoCoMo, Inc.	288	465,314
Okumura Corp.	35,270	115,921
Rinnai Corp.	2,450	182,852
Rohm Co. Ltd.	2,960	99,681
Shin-Etsu Chemical Co. Ltd.	10,620	596,834
Sony Financial Holdings, Inc.	8,800	150,038
Sumitomo Corp.	11,500	154,705
Sumitomo Electric Industries Ltd.	7,700	81,432
Sumitomo Mitsui Financial Group, Inc.	10,500	327,161
Suzuki Motor Corp.	27,061	525,603
TDK Corp.	3,560	132,383
Terumo Corp.	2,900	124,687
Toda Corp.	35,000	105,198
Tokio Marine Holdings, Inc.	27,402	697,287
Tokyo Gas Co. Ltd.	82,581	454,107
Toyota Industries Corp.	14,814	414,680
Ube Industries Ltd.	74,600	160,195
West Japan Railway Co.	4,400	187,903
Yahoo Japan Corp. (b)	460	175,007
Yamada Denki Co. Ltd. (b)	5,640	247,411
		15,020,088

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	2

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Kazakhstan — 0.1%
KazMunaiGas Exploration
Production –GDR	17,290	$319,001
Malaysia — 0.5%
Axiata Group Bhd	259,151	550,302
British American Tobacco Malaysia Bhd	6,200	122,356
IHH Healthcare Bhd (a)	422,800	442,650
Telekom Malaysia Bhd	99,214	200,629
		1,315,937
Mexico — 0.2%
America Movil, SAB de CV,
Series L - ADR	20,034	509,665
Fomento Economico Mexicano
SAB de CV - ADR	1,503	138,246
		647,911
Netherlands — 0.6%
ASML Holding NV	7,171	383,565
ASML Holding NV	900	48,312
CNH Global NV (a)	1,040	40,321
DE Master Blenders 1753 NV (a)	12,744	153,676
ING Groep NV (a)	36,538	289,388
Koninklijke KPN NV	25,564	194,599
Unilever NV	5,478	194,283
Unilever NV – NY Shares	2,045	72,557
Ziggo NV (a)	10,908	370,828
		1,747,529
Norway — 0.1%
Statoil ASA	12,044	310,815
Philippines — 0.0%
Philippine Long Distance
Telephone Co. - ADR	1,920	126,739
Portugal — 0.0%
Zon Multimedia Servicos de
Telecomunicacoes e Multimedia
SGPS SA	24,744	69,495
Russia — 0.2%
Federal Hydrogenerating Co. - ADR	84,885	225,794
Novorossiysk Commercial Sea
Port - GDR	16,102	108,689
Sberbank	103,106	301,780
		636,263
Singapore — 0.7%
CapitaLand Ltd.	126,700	326,356
DBS Group Holdings Ltd.	10,510	122,759
Global Logistic Properties Ltd.	25,000	50,960
Keppel Corp. Ltd.	43,450	401,730
M1 Ltd.	33,000	73,921
Oversea-Chinese Banking Corp.	39,400	298,816
Raffles Medical Group Ltd.	44,300	87,705
Sembcorp Marine Ltd.	6,000	24,134
Singapore Press Holdings Ltd.	20,370	67,422

	Shares	Value
Common Stocks
Singapore (concluded)
Singapore Telecommunications Ltd.	134,300	$349,710
United Overseas Bank Ltd.	5,680	90,579
		1,894,092
South Africa — 0.2%
Life Healthcare Group Holdings Ltd.	46,123	176,210
Randgold Resources Ltd. - ADR	3,275	402,825
		579,035
South Korea — 1.0%
Cheil Industries, Inc.	1,525	138,519
Hyundai Motor Co.	1,484	334,726
KT Corp.	970	30,641
KT Corp. - ADR	10,102	157,995
KT&G Corp.	3,679	280,371
LG Corp.	486	27,010
Mando Corp.	56	7,723
POSCO	369	120,758
POSCO - ADR	1,637	133,481
Samsung Electronics Co. Ltd.	1,320	1,590,730
Samsung Fine Chemicals Co. Ltd.	710	42,465
		2,864,419
Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA	22,137	174,171
Banco Santander SA	39,684	296,217
		470,388
Sweden — 0.1%
Millicom International Cellular SA	412	38,228
Svenska Handelsbanken AB, Class A	3,706	139,082
		177,310
Switzerland — 1.3%
Garmin Ltd.	991	41,364
Nestle SA, Registered Shares	13,393	845,063
Novartis AG, Registered Shares	4,876	298,428
Roche Holding AG	4,352	814,027
Swisscom AG, Registered Shares	587	236,315
Syngenta AG, Registered Shares	2,272	849,915
TE Connectivity Ltd.	1,158	39,384
UBS AG, Registered Shares (a)	20,757	252,753
Zurich Insurance Group AG (a)	786	195,955
		3,573,204
Taiwan — 0.5%
Cheng Shin Rubber Industry Co. Ltd.	54,123	141,727
Chunghwa Telecom Co. Ltd.	48,517	154,995
Chunghwa Telecom Co. Ltd. - ADR	10,395	330,041
Far EasTone Telecommunications Co. Ltd.	66,635	164,436
HON HAI Precision Industry Co. Ltd.	4,593	14,381

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Taiwan (concluded)
Taiwan Semiconductor
Manufacturing Co. Ltd.	89,822	$276,317
Yulon Motor Co. Ltd.	73,059	146,424
		1,228,321
Thailand — 0.3%
Bangkok Dusit Medical Services PCL	41,300	144,241
PTT Global Chemical PCL	137,452	281,335
PTT Public Company THB10	17,779	190,035
Siam Commercial Bank PCL	38,146	208,824
		824,435
Turkey — 0.0%
Tupras Turkiye Petrol Rafinerileri AS	958	21,875
United Arab Emirates — 0.0%
NMC Health Plc (a)	26,385	77,118
United Kingdom — 3.3%
Amlin Plc	12,840	83,751
Antofagasta Plc	18,276	373,781
AstraZeneca Plc	16,179	772,465
AstraZeneca Plc - ADR	896	42,883
BG Group Plc	47,111	953,277
BP Plc	47,773	336,794
BP Plc - ADR	8,757	370,947
British American Tobacco Plc	3,758	193,099
BT Group Plc	125,767	468,827
Delta Topco Ltd.	369,427	216,599
Diageo Plc - ADR	3,665	413,155
Genel Energy Plc (a)	16,331	203,718
GlaxoSmithKline Plc - ADR	852	39,396
Glencore International Plc	18,501	102,764
Guinness Peat Group Plc	180,319	81,297
HSBC Holdings Plc	86,418	802,802
Invensys Plc	38,389	145,532
Lloyds Banking Group Plc (a)	358,899	225,983
Manchester United Plc Class A (a)	9,800	124,754
National Grid Plc	52,498	579,098
Polyus Gold International, Ltd. (a)	75,489	264,217
Royal Dutch Shell Plc - ADR	8,513	590,887
Scottish & Southern Energy Plc	21,985	494,721
Shire Plc	13,502	398,292
Unilever Plc	3,621	132,210
Unilever Plc - ADR	2,261	82,572
Vodafone Group Plc	83,631	237,648
Vodafone Group Plc - ADR	11,880	338,521
		9,069,990
United States — 33.3%
3M Co.	4,159	384,375
Abbott Laboratories	741	50,803
Accenture Plc, Class A	681	47,690
ACE Ltd.	9,542	721,375
Activision Blizzard, Inc. (b)	58,591	660,906

	Shares	Value
Common Stocks
United States (continued)
Adobe Systems, Inc. (a)	1,558	$50,573
The AES Corp. (a)	22,832	250,467
Aetna, Inc.	14,569	576,932
Agilent Technologies, Inc.	8,240	316,828
Alcoa, Inc. (b)	21,736	192,364
Allergan, Inc.	6,189	566,789
Alliance Data Systems Corp. (a)	400	56,780
Altria Group, Inc.	10,258	342,515
Amdocs Ltd.	1,339	44,174
American Electric Power Co., Inc.	8,127	357,100
American Express Co.	6,121	348,040
American Tower Corp.	6,144	438,620
American Water Works Co., Inc.	5,149	190,822
Ameriprise Financial, Inc.	550	31,180
AmerisourceBergen Corp.	6,046	234,041
Amgen, Inc.	4,522	381,295
Anadarko Petroleum Corp.	4,254	297,440
Analog Devices, Inc.	875	34,291
Apache Corp.	5,389	465,987
Apple, Inc. (b)	6,882	4,592,083
Applied Materials, Inc. (b)	25,000	279,125
Arch Capital Group Ltd. (a)	3,105	129,416
AT&T, Inc.	45,694	1,722,664
Autoliv, Inc.	433	26,833
Axis Capital Holdings Ltd.	932	32,545
Bank of America Corp.	83,808	740,025
The Bank of New York Mellon
Corp.	27,577	623,792
Berkshire Hathaway, Inc., Class B (a)	2,146	189,277
BioMarin Pharmaceutical, Inc. (a)	3,222	129,750
The Boeing Co.	7,513	523,055
BorgWarner, Inc. (a)	2,414	166,832
Bristol-Myers Squibb Co.	12,314	415,597
CA, Inc.	16,728	430,997
Calpine Corp. (a)	20,402	352,955
Capital One Financial Corp.	7,121	405,968
Cardinal Health, Inc.	8,558	333,505
CenturyLink, Inc.	2,821	113,968
CF Industries Holdings, Inc.	749	166,458
Chevron Corp.	8,746	1,019,434
The Chubb Corp.	4,395	335,251
Cigna Corp.	5,158	243,303
Cisco Systems, Inc. (b)	64,586	1,232,947
Citigroup, Inc.	33,802	1,106,001
CMS Energy Corp.	8,079	190,260
CNA Financial Corp.	1,520	40,736
Coach, Inc.	604	33,836
Cobalt International Energy, Inc. (a)	11,955	266,238
The Coca-Cola Co.	6,182	234,483
Colgate-Palmolive Co.	5,069	543,498
Comcast Corp., Class A	35,428	1,267,260
Computer Sciences Corp.	1,247	40,166
ConocoPhillips	598	34,194
CONSOL Energy, Inc. (b)	28,933	869,437

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	4

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (continued)
Constellation Brands, Inc., Class A (a)	1,435	$46,422
Corning, Inc.	77,452	1,018,494
Coventry Health Care, Inc.	904	37,688
Crown Castle International Corp. (a)	2,879	184,544
Crown Holdings, Inc. (a)	3,397	124,840
Cummins, Inc.	1,823	168,099
CVS Caremark Corp.	9,666	468,028
DaVita, Inc. (a)	3,137	325,025
Dell, Inc.	21,278	209,801
Delphi Automotive Plc (a)	2,900	89,900
Devon Energy Corp.	14,430	873,015
Diamond Offshore Drilling, Inc.	609	40,078
Discover Financial Services	9,049	359,517
DISH Network Corp., Class A	1,438	44,017
Dominion Resources, Inc.	4,396	232,724
The Dow Chemical Co.	11,802	341,786
Dr. Pepper Snapple Group, Inc.	2,139	95,250
E.I. du Pont de Nemours & Co.	8,141	409,248
Eastman Chemical Co.	793	45,209
Electronic Arts, Inc. (a)	38,135	483,933
EMC Corp. (a)(b)	28,242	770,159
EOG Resources, Inc.	2,520	282,366
Expedia, Inc.	852	49,280
Express Scripts Holding Co. (a)	3,610	226,239
Fidelity National Financial, Inc.,
Class A	6,958	148,832
Fidelity National Information
Services, Inc.	1,383	43,177
FMC Corp.	17,040	943,675
Ford Motor Co.	31,147	307,109
Freeport-McMoRan Copper & Gold,
Inc.	6,414	253,866
Freescale Semiconductor Ltd. (a)	32,023	304,539
Fusion-io, Inc. (a)	8,406	254,450
General Dynamics Corp.	2,538	167,813
General Electric Co.	86,651	1,967,844
General Mills, Inc.	9,648	384,473
General Motors Co. (a)	15,646	355,947
Gilead Sciences, Inc. (a)	5,788	383,918
The Goldman Sachs Group, Inc.	4,612	524,292
Google, Inc., Class A (a)	1,621	1,223,044
H.J. Heinz Co.	4,606	257,706
Halliburton Co.	9,653	325,210
HCA Holdings, Inc.	20,665	687,111
HealthSouth Corp. (a)	8,026	193,106
Helmerich & Payne, Inc.	805	38,326
Herbalife Ltd.	800	37,920
Hillshire Brands Co.	10,615	284,270
Hologic, Inc. (a)	15,188	307,405
Humana, Inc.	4,777	335,107
Intel Corp. (b)	49,401	1,120,415
International Game Technology	9,677	126,672
International Paper Co.	1,127	40,933

	Shares	Value
Common Stocks
United States (continued)
Intuit, Inc.	666	$39,214
Johnson & Johnson	23,299	1,605,534
Johnson Controls, Inc.	5,140	140,836
JPMorgan Chase & Co.	24,940	1,009,571
Juniper Networks, Inc. (a)	23,569	403,266
KBR, Inc.	7,306	217,865
KLA-Tencor Corp.	712	33,966
The Kroger Co.	1,578	37,146
L-3 Communications Holdings, Inc.	581	41,664
Leap Wireless International, Inc. (a)	4,666	31,822
Lear Corp.	900	34,011
Life Technologies Corp. (a)	2,832	138,428
Lincoln National Corp.	1,810	43,784
Lorillard, Inc.	1,207	140,555
M&T Bank Corp.	1,885	179,377
Macy's, Inc.	983	36,980
Marathon Oil Corp.	37,521	1,109,496
Marathon Petroleum Corp.	24,337	1,328,557
MasterCard, Inc., Class A	1,746	788,284
Mattel, Inc. (b)	12,455	441,903
McDermott International, Inc. (a)	13,638	166,656
McDonald's Corp.	3,449	316,446
The McGraw-Hill Cos., Inc.	762	41,598
McKesson Corp.	4,450	382,834
Mead Johnson Nutrition Co. (b)	7,920	580,378
Medtronic, Inc.	14,235	613,813
Merck & Co., Inc.	24,939	1,124,749
MetLife, Inc.	6,244	215,168
MetroPCS Communications, Inc. (a)	16,467	192,829
Mettler-Toledo International, Inc. (a)	923	157,593
Microsoft Corp.	34,190	1,018,178
Mondelez International, Inc. (FKA
Kraft Foods, Inc.)	16,901	698,856
Monsanto Co.	4,840	440,537
Morgan Stanley	10,815	181,043
Motorola Solutions, Inc.	853	43,119
Murphy Oil Corp.	3,059	164,238
Mylan, Inc. (a)	13,326	325,154
National Oilwell Varco, Inc.	9,216	738,294
Navistar International Corp. (a)	5,346	112,747
NetApp, Inc. (a)(b)	12,945	425,632
Newmont Mining Corp.	12,265	686,963
NextEra Energy, Inc.	9,574	673,339
Northern Trust Corp.	3,579	166,119
Occidental Petroleum Corp.	18,871	1,624,038
Oracle Corp. (b)	74,955	2,360,333
PACCAR, Inc.	3,126	125,118
Parker Hannifin Corp.	497	41,539
PerkinElmer, Inc.	6,091	179,502
Perrigo Co.	2,430	282,293
Pfizer, Inc.	62,044	1,541,793
Philip Morris International, Inc.	7,083	637,045

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
United States (continued)
Phillips 66 (b)	26,725	$1,239,238
Platinum Underwriters Holdings Ltd.	2,047	83,661
PPG Industries, Inc.	448	51,448
PPL Corp.	10,341	300,406
Praxair, Inc.	1,452	150,834
Precision Castparts Corp.	2,024	330,600
The Procter & Gamble Co.	18,988	1,317,008
The Progressive Corp.	8,383	173,863
Prudential Financial, Inc.	2,741	149,412
PulteGroup, Inc. (a)(b)	27,065	419,507
QEP Resources, Inc.	13,325	421,869
QUALCOMM, Inc.	24,069	1,504,072
Reinsurance Group of America, Inc.	550	31,829
RenaissanceRe Holdings Ltd.	2,057	158,471
Rockwell Automation, Inc.	7,076	492,136
Ross Stores, Inc.	558	36,047
SanDisk Corp. (a)(b)	15,343	666,346
Schlumberger Ltd.	14,907	1,078,223
Simon Property Group, Inc.	861	130,708
SM Energy Co.	9,563	517,454
The Southern Co.	6,022	277,554
Spirit AeroSystems Holdings, Inc.,
Class A (a)	12,583	279,468
The St. Joe Co. (a)	48,579	947,290
Stancorp Financial Group, Inc.	2,146	67,041
State Street Corp.	10,315	432,817
Stillwater Mining Co. (a)	9,201	108,480
Symantec Corp. (a)	15,781	284,058
Thermo Fisher Scientific, Inc.	5,159	303,504
Tiffany & Co. (b)	4,728	292,569
Time Warner Cable, Inc.	4,689	445,736
Torchmark Corp.	793	40,721
The Travelers Cos., Inc.	7,021	479,253
U.S. Bancorp	16,558	567,939
Union Pacific Corp.	6,397	759,324
United Technologies Corp.	12,349	966,803
United Therapeutics Corp. (a)	1,546	86,390
UnitedHealth Group, Inc.	13,421	743,658
Universal Health Services, Inc.,
Class B (b)	10,266	469,464
Unum Group	1,696	32,597
Valero Energy Corp.	1,529	48,439
Verizon Communications, Inc.	20,760	946,033
Vertex Pharmaceuticals, Inc. (a)(b)	4,212	235,661
Visa, Inc., Class A	8,273	1,110,898
Wal-Mart Stores, Inc. (b)	13,654	1,007,665
Waters Corp. (a)	3,333	277,739
Weatherford International Ltd. (a)	10,402	131,897
WellPoint, Inc.	6,355	368,654
Wells Fargo & Co.	31,202	1,077,405
Western Digital Corp.	1,053	40,783
The Western Union Co.	1,587	28,915
Whiting Petroleum Corp. (a)(b)	12,037	570,313

		Shares	Value
Common Stocks
United States (concluded)
Wyndham Worldwide Corp.		766	$40,200
XL Group Plc		20,946	503,332
			91,102,033
Total Common Stocks – 58.2%			159,046,487

		Par
		(000)
Fixed Income Securities
Corporate Bonds
Argentina — 0.0%
Empresa Distribuidora Y
Comercializadora Norte, 9.75%,
10/25/22 (d)	USD	25	12,500
Australia — 0.4%
Commonwealth Bank of Australia,
1.90%, 9/18/17		250	250,550
FMG Resources August 2006 Ltd.,
6.00%, 4/01/17 (d)		110	102,300
National Australia Bank, Ltd.,
2.00%, 6/20/17 (d)		340	349,214
TFS Corp. Ltd., 11.00%, 7/15/18 (d)		336	318,992
			1,021,056
Brazil — 0.4%
Banco Bradesco SA/Cayman
Islands, 4.50%, 1/12/17 (d)		200	213,000
Odebrecht Drilling Norbe VIII/IX
Ltd., 6.35%, 6/30/21 (d)		156	175,613
Odebrecht Finance, Ltd., 5.13%,
6/26/22 (d)		200	213,000
OGX Petroleo e Gas Participacoes
SA, 8.50%, 6/01/18 (d)		282	253,800
Petrobras International Finance
Co. - Pifco, 3.50%, 2/06/17		173	180,929
			1,036,342
Canada — 0.2%
Bank of Nova Scotia, 2.55%,
1/12/17		215	227,501
The Toronto-Dominion Bank,
2.38%, 10/19/16		190	199,850
Viterra, Inc., 5.95%, 8/01/20 (d)		57	61,850
			489,201
Chile — 0.1%
Banco Santander Chile, 2.44%,
2/14/14 (d)(e)		165	162,572

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	6

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Corporate Bonds
Chile (concluded)
Inversiones Alsacia SA, 8.00%,
8/18/18 (d)	USD	153	$155,647
			318,219
China — 0.1%
Celestial Nutrifoods Ltd., 0.00%,
6/12/11 (a)(f)	SGD	400	9,778
China Milk Products Group Ltd.,
0.00, 1/05/12 (a)(f)	USD	300	60,000
China Petroleum & Chemical
Corp., Series SINO, 2.35%,
4/24/14 (g)(h)	HKD	540	81,306
			151,084
Hong Kong — 0.0%
FU JI Food and Catering Services
Holdings Ltd., 0.00%,
10/18/10 (a)(f)	CNY	1,900	3,023
India — 0.2%
REI Agro Ltd.:
5.50%, 11/13/14	USD	152	107,732
5.50%, 11/13/14 (d)		220	155,927
Suzlon Energy Ltd. (h):
0.00%, 10/11/12 (a)(f)		142	191,700
28.53%, 7/25/14 (g)		179	152,150
			607,509
Ireland — 0.1%
Ono Finance II Plc, 10.88%,
7/15/19 (d)		150	127,500
Luxembourg — 0.2%
Capsugel Finance Co. SCA, 9.88%,
8/01/19 (d)	EUR	100	143,926
Intelsat Jackson Holdings SA,
7.50%, 4/01/21	USD	206	222,995
TNK-BP Finance SA, 7.50%,
7/18/16 (d)		100	115,550
			482,471
Malaysia — 0.0%
Paka Capital Ltd., 2.30%,
3/12/13 (g)(h)		100	102,438
Netherlands — 0.4%
Bio City Development Co. BV,
8.00%, 7/06/18 (d)(h)		800	798,000
New World Resources NV, 7.88%,
5/01/18	EUR	50	63,289
Portugal Telecom International
Finance BV, Series PTC, 4.13%,
8/28/14 (h)		50	63,770
Rabobank Nederland, 3.38%,
1/19/17	USD	260	275,967
			1,201,026

		Par
		(000)	Value
Corporate Bonds
Singapore — 0.8%
CapitaLand Ltd. (h):
2.10%, 11/15/16	SGD	250	$203,716
3.13%, 3/05/18		250	216,448
2.95%, 6/20/22		750	596,633
Keppel Land Ltd., 2.50%,
6/23/13 (h)		200	163,584
Olam International Ltd., 6.00%,
10/15/16 (h)	USD	400	447,600
Oversea-Chinese Banking Corp.
Ltd., 1.63%, 3/13/15 (d)		200	202,089
Ying Li International Real Estate
Ltd., 4.00%, 3/03/15 (h)	SGD	250	207,790
			2,037,860
South Korea — 0.2%
Zeus Cayman, 3.72%,
8/19/13 (g)(h)	JPY	42,000	528,767
Switzerland — 0.1%
Credit Suisse Group Capital,
Series B, 4.00%, 3/29/13 (h)	CHF	145	190,095
UBS AG, Series BKNT, 5.88%,
12/20/17	USD	100	118,374
			308,469
United Arab Emirates — 0.4%
Dana Gas Sukuk Ltd., 7.50%,
10/31/12 (h)		1,120	856,800
Pyrus Ltd., 7.50%, 12/20/15
(d)(h)		200	217,000
			1,073,800
United Kingdom — 0.4%
BAT International Finance Plc,
2.13%, 6/07/17 (d)		171	174,936
Delta Topco Ltd., 10.00%,
11/24/60		361	350,299
Essar Energy Plc, 4.25%,
2/01/16 (h)		200	124,000
Lloyds TSB Bank Plc, 13.00% (e)(i) GBP		255	538,394
			1,187,629
United States — 2.1%
Ally Financial, Inc., 4.50%,
2/11/14	USD	127	129,858
American Express Credit Corp.:
1.75%, 6/12/15		169	172,865
2.38%, 3/24/17		170	178,814
Anheuser-Busch InBev Worldwide,
Inc., 1.38%, 7/15/17		122	123,490
Banco Del Estado De Chile/New
York, 2.03%, 4/02/15		194	192,453
Building Materials Corp. of
America, 6.88%, 8/15/18 (d)		38	40,755
Cablevision Systems Corp., 5.88%,
9/15/22		101	100,495

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Corporate Bonds
United States (concluded)
CCO Holdings LLC, 5.25%,
9/30/22	USD	340	$341,700
Citigroup Funding, Inc., 2.71%,
11/27/12 (g)		300	298,720
CONSOL Energy, Inc., 8.00%,
4/01/17		270	282,150
Cricket Communications, Inc.,
7.75%, 10/15/20		101	98,475
Crown Cork & Seal Co., Inc.,
7.50%, 12/15/96		82	72,673
DaVita, Inc.:
6.38%, 11/01/18		68	72,590
6.63%, 11/01/20		50	53,438
DJO Finance LLC, 9.75%,
10/15/17		12	10,200
Electronic Arts, Inc., 0.75%,
7/15/16 (h)		89	81,213
Ford Motor Credit Co. LLC, 7.00%,
4/15/15		100	112,000
General Electric Capital Corp.:
5.63%, 5/01/18		174	205,198
Series B, 6.25%(e)(i)		200	211,106
Gilead Sciences, Inc. (h):
Series B, 0.63%, 5/01/13		27	47,014
Series D, 1.63%, 5/01/16		253	395,787
Hologic, Inc., 2.00%,
12/15/37 (h)(j)		404	452,985
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		127	135,890
7.63%, 6/15/21		58	64,235
Hyundai Capital America (d)(k):
1.63%, 10/02/15		63	63,031
2.13%, 10/02/17		101	101,014
JPMorgan Chase Bank NA, 0.73%,
6/13/16 (e)		250	240,944
Linn Energy LLC, 7.75%, 2/01/21		108	114,210
Mylan, Inc., 3.75%, 9/15/15 (h)		240	459,450
NB Capital Trust II, 7.83%,
12/15/26		19	19,304
Phibro Animal Health Corp.,
9.25%, 7/01/18 (d)		18	17,460
Reliance Holdings USA, Inc.,
4.50%, 10/19/20 (d)		250	256,224
SunGard Data Systems, Inc.,
7.38%, 11/15/18		144	154,440
Take-Two Interactive Software, Inc. (h):
4.38%, 6/01/14		57	69,219
1.75%, 12/01/16 (d)		245	228,769
Texas Industries, Inc., 9.25%,
8/15/20		196	207,760
			5,805,929
Total Corporate Bonds – 6.1%			16,494,823

		Par
		(000)	Value
Floating Rate Loan Interests (e)
Chile — 0.1%
GNL Quintero SA, Term Loan,
1.46%, 6/20/23	USD	200	$168,400
India — 0.0%
Essar Steel Algoma, Inc., ABL Term
Loan, 8.75%, 9/20/14		80	80,601
United States — 0.2%
EquiPower Resources Holdings
LLC, First Lien Term Loan,
6.50%, 12/21/18		102	102,794
Navistar International Corp., Term
Loan B, 7.00%, 8/17/17		41	41,612
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/02/15		264	264,438
Vodafone Americas Finance 2,
Inc., Term Loan B, 6.25%,
7/11/16		251	258,073
			666,917
Total Floating Rate Loan Interests – 0.3%			915,918

Foreign Agency Obligations
Australia Government Bond:
4.75%, 11/15/12	AUD	941	977,759
5.50%, 12/15/13		766	821,516
5.75%, 5/15/21		1,140	1,445,101
5.75%, 7/15/22		343	441,241
5.50%, 4/21/23		2,392	3,040,192
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/15	BRL	587	691,053
Series F, 10.00%, 1/01/17		2,966	1,510,836
Series F, 10.00%, 1/01/21		3,623	1,822,027
Bundesrepublik Deutschland:
4.25%, 7/04/17	EUR	1,984	3,006,983
3.50%, 7/04/19		1,585	2,389,167
Canadian Government Bond:
4.00%, 6/01/16	CAD	271	303,169
1.50%, 3/01/17		521	535,076
3.50%, 6/01/20		386	447,510
Hong Kong Government Bond:
4.13%, 2/22/13	HKD	1,550	203,015
2.03%, 3/18/13		2,800	364,075
1.67%, 3/24/14		1,250	164,455
3.51%, 12/08/14		2,600	358,948
1.69%, 12/22/14		1,250	166,211
Malaysia Government Bond:
3.21%, 5/31/13	MYR	1,692	554,328
3.46%, 7/31/13		1,095	359,605
5.09%, 4/30/14		1,659	559,756
Netherlands Government Bond,
1.00%, 2/24/17 (d)	USD	335	336,824

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	8

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Foreign Agency Obligations
Poland Government Bond, 3.00%,
8/24/16	PLN	1,110	$360,716
Switzerland Government Bond:
2.25%, 7/06/20	CHF	170	207,001
2.00%, 4/28/21		114	137,309
2.00%, 5/25/22		85	102,679
United Kingdom Gilt:
4.00%, 9/07/16	GBP	259	476,890
4.75%, 3/07/20		1,738	3,523,685
Total Foreign Agency Obligations – 9.3%			25,307,127

Non-Agency Mortgage-Backed Securities — 0.1%
Commercial Mortgage-Backed Securities — 0.1%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN,
1.97%, 11/15/15 (d)(e)	USD	264	263,722
US Treasury Obligations
US Treasury Notes:
2.50%, 3/31/15		1,911	2,016,747
2.25%, 3/31/16		2,627	2,797,755
0.63%, 9/30/17		1,326	1,325,693
1.38%, 9/30/18		1,424	1,469,254
1.00%, 9/30/19		671	668,683
3.50%, 5/15/20 (l)		4,361	5,106,467
2.63%, 8/15/20		2,387	2,639,383
2.00%, 11/15/21		427	445,781
1.75%, 5/15/22		506	513,217
Total US Treasury Obligations – 6.2%			16,982,980

Total Fixed Income Securities – 22.0%			59,964,570

		Shares
Investment Companies
United States — 2.8%
ETFS Gold Trust (a)		7,277	1,275,585
ETFS Palladium Trust (a)		2,484	156,119
ETFS Platinum Trust (a)		2,097	342,608
iShares Gold Trust (a)(m)		57,032	984,943
SPDR Gold Shares (a)		28,380	4,881,928
			7,641,183

		Shares	Value
Investment Companies
Vietnam — 0.0%
Vinaland Ltd. (a)		33,282	$14,694
Total Investment Companies – 2.8%			7,655,877

		Par
Preferred Securities		(000)
Capital Trusts
Germany — 0.0%
Deutsche Bank Capital Funding
Trust VII, 5.63% (d)(e)(i)	USD	39	36,270
Switzerland — 0.1%
Credit Suisse Group Guernsey I
Ltd., 7.88%, 2/24/41 (e)		174	177,045
Total Capital Trusts – 0.1%			213,315

	Shares
Preferred Stocks
United Kingdom — 0.1%
HSBC Holdings Plc, 8.00%	6,606	186,619
Royal Bank of Scotland Group Plc:
Series M, 6.40%	4,575	93,376
Series T, 7.25%	4,742	107,596
		387,591
United States — 0.6%
General Motors Co., 4.75% (h)	6,322	235,684
Health Care REIT, Inc., 6.50% (h)	3,386	186,637
NextEra Energy, Inc., 5.60% (h)	4,261	217,737
PPL Corp. (h):
8.75%	3,594	196,592
9.50%	3,986	213,450
U.S. Bancorp (e):
Series F, 6.50%	5,702	165,928
Series G, 6.00%	3,400	95,132
United Technologies Corp., 7.50% (h)	2,278	127,796
Wells Fargo & Co., Series L, 7.50% (h)	125	154,750
		1,593,706
Total Preferred Stocks – 0.7%		1,981,297
Trust Preferreds
United States — 0.3%
Citigroup Capital XIII, 7.88%,
10/30/40 (e)	7,251	199,640
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40 (e)(f)	15,282	379,937

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Shares	Value
Preferred Securities
Trust Preferreds
United States (concluded)
Omnicare Capital, Series B,
4.00%, 6/15/33 (h)		2,166	$100,616
RBS Capital Funding Trust VII,
Series G, 6.08% (i)		3,143	56,291
			736,484
Total Trust Preferreds – 0.3%			736,484
Total Preferred Securities – 1.1%			2,931,096

Warrants (n)
Australia — 0.0%
TFS Corp., Ltd.
(Issued/exercisable 8/01/11,
1 Share for 1 warrant, Expires
7/15/18, Strike Price AUD
1.28)		124,320	7,396
Canada — 0.0%
Kinross Gold Corp.
(Issued/exercisable 9/08/08,
1 Share for 1 warrant, Expires
9/03/13, Strike Price CAD
32.00)		3,427	1,185
United States — 0.0%
Ford Motor Co.
(Issued/exercisable 3/31/10,
1 Share for 1 warrant, Expires
1/01/13, Strike Price USD
9.05)		15,447	15,910
Total Warrants – 0.0%			24,491
Total Long-Term Investments
(Cost – $222,028,973) – 84.1%			229,622,521

Short-Term Securities
		Par
Foreign Agency Obligations (o)		(000)
German Treasury Bill:
(0.10)%, 12/05/12	EUR	296	380,814
(0.11)%, 1/09/13		170	218,868
(0.17)%, 1/23/13		160	206,021
Japan Treasury Discount Bill:
0.10%, 10/15/12	JPY	50,000	640,670
0.12%, 11/09/12		50,000	640,629
0.11%, 12/10/12		30,000	384,350
0.11%, 1/16/13		50,000	640,515

		Par
		(000)	Value
Foreign Agency Obligations (o)
Mexico Cetes:
4.82%, 11/15/12	MXN	10,205	$788,256
5.48%, 12/13/12		2,268	174,647
5.48%, 12/13/12		9,105	700,874
Singapore Treasury Bill:
0.21%, 10/25/12	SGD	1,567	1,276,726
0.23%, 1/10/13		253	206,044
0.23%, 1/24/13		681	554,583
0.28%, 2/07/13		936	761,945
Total Foreign Agency Obligations – 2.8%			7,574,942

		Shares
Money Market Funds
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (m)(p)		6,944	6,944
		Beneficial
		Interest
		(000)
BlackRock Liquidity Series LLC,
Money Market Series,
0.29% (m)(p)(q)	USD	39	38,700
Total Money Market Funds – 0.0%			45,644

		Par
		(000)
Time Deposits
Australia — 0.0%
Brown Brothers Harriman & Co.,
2.33%, 10/01/12	AUD	11	11,264
Canada — 0.0%
Brown Brothers Harriman & Co.,
0.18%, 10/01/12	CAD	2	2,439
Europe — 0.0%
Citigroup, Inc., (0.01)%,
10/01/12	EUR	17	21,391
South Africa — 0.0%
Brown Brothers Harriman & Co.,
3.90%, 10/01/12	ZAR	42	4,993
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
0.01%, 10/01/12	CHF	23	23,987

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	10

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Par
		(000)	Value
Short-Term Securities
Time Deposits
United Kingdom — 0.0%
Brown Brothers Harriman & Co.,
0.05%, 10/01/12	GBP	3	$4,641
United States — 0.0%
Brown Brothers Harriman & Co.,
0.10%, 10/01/12	USD	6	6,120
Total Time Deposits – 0.0%			74,835

US Treasury Obligations
US Treasury Bill (o):
0.07% - 0.11%, 10/04/12		1,850	1,849,976
0.09%, 10/11/12		3,665	3,664,888
0.09% - 0.10%, 10/18/12		8,420	8,419,596
0.09%, 11/01/12		900	899,930
0.10%, 11/08/12		350	349,963
0.08% - 0.09%, 11/15/12		5,475	5,474,404
0.11%, 11/23/12		1,000	999,840
0.09% - 0.11%, 12/06/12		3,350	3,349,351
0.11%, 12/13/12		6,945	6,943,481
0.08%, 12/20/12		2,600	2,599,541
0.06%, 1/03/13		2,300	2,299,607
Total US Treasury Obligations – 13.5%			36,850,577
Total Short-Term Securities
(Cost – $44,380,506) – 16.3%			44,545,998

		Contracts
Options Purchased
Exchange-Traded Call Options — 0.1%
Anadarko Petroleum Corp.:
Strike Price USD 80.00, Expires
1/19/13		195	39,780
Strike Price USD 75.00, Expires
3/16/13		49	22,417
Apple, Inc., Strike Price USD 635.00,
Expires 2/16/13		13	91,390
Goldcorp, Inc., Strike Price USD
40.00, Expires 10/20/12		39	23,205
Intel Corp., Strike Price USD 27.00,
Expires 10/20/12		110	165
Nexen, Inc., Strike Price USD 19.00,
Expires 12/22/12		66	44,550
SPDR Gold Shares, Strike Price USD
175.00, Expires 12/22/12		57	24,225
			245,732

	Contracts	Value
Options Purchased
Exchange-Traded Put Options — 0.1%
ConocoPhillips, Strike Price USD
55.00, Expires 1/19/13	72	$12,492
CONSOL Energy, Inc., Strike Price
USD 29.00, Expires 1/19/13	280	68,460
Hess Corp., Strike Price USD 55.00,
Expires 1/19/13	30	13,500
Oracle Corp., Strike Price USD
32.00, Expires 10/20/12	52	4,888
S&P 500 Index:
Strike Price USD 1,415.00,
Expires 11/17/12	10	21,450
Strike Price USD 1,425.00,
Expires 11/17/12	10	24,750
Strike Price USD 1,435.00,
Expires 11/17/12	20	56,700
Strike Price USD 1,445.00,
Expires 11/17/12	20	65,300
Strike Price USD 1,435.00,
Expires 12/22/12	8	35,320
Strike Price USD 1,445.00,
Expires 12/22/12	7	34,125
Strike Price USD 1,455.00,
Expires 12/22/12	6	32,250
		369,235
Over-the-Counter Call Options — 0.4%
Activision Blizzard, Inc., Strike Price
USD 20.00, Expires 1/17/14,
Broker Goldman Sachs Group, Inc.	20,532	1,354
Aetna, Inc., Strike Price USD 60.00,
Expires 1/17/14, Broker Goldman
Sachs Group, Inc.	14,902	7,692
Agnico-Eagle Mines, Ltd., Strike Price
USD 85.00, Expires 1/17/14,
Broker Deutsche Bank AG	15,341	25,072
Alcoa, Inc., Strike Price USD 15.00,
Expires 1/17/14, Broker Goldman
Sachs Group, Inc.	37,091	5,691
AngloGold Ashanti Ltd., Strike Price
USD 65.00, Expires 1/17/14, Broker
Deutsche Bank AG	18,192	6,116
Autozone, Inc., Strike Price USD
550.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	1,556	2,598
Bank of America Corp., Strike Price
USD 17.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	82,791	12,111
Barrick Gold Corp., Strike Price USD
80.00, Expires 1/17/14, Broker
Deutsche Bank AG	82,692	31,664
Best Buy Co., Inc., Strike Price USD
30.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	44,707	4,279

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Contracts	Value
Options Purchased
Over-the-Counter Call Options (continued)
Boeing Co., Strike Price USD 110.00,
Expires 1/17/14, Broker Goldman
Sachs Group, Inc.	13,247	$2,015
Boston Scientific Corp., Strike Price
USD 10.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	37,422	2,929
Bristol-Myers Squibb Co., Strike Price
USD 50.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	37,090	538
Broadcom Corp., Strike Price USD
55.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	19,870	14,213
Caterpillar, Inc., Strike Price USD
135.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	21,526	17,797
Cisco Systems, Inc., Strike Price USD
30.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	82,791	10,262
Citigroup, Inc., Strike Price USD 50.00,
Expires 1/17/14, Broker Goldman
Sachs Group, Inc.	82,791	102,651
Coeur Dalene Mines Corp., Strike Price
USD 40.00, Expires 1/17/14, Broker
Deutsche Bank AG	7,279	20,563
Corning, Inc., Strike Price USD
20.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	41,396	10,258
Eldorado Gold Corp., Strike Price
USD 25.00, Expires 1/17/14,
Broker Deutsche Bank AG	21,600	20,140
EMC Corp., Strike Price USD 40.00,
Expires 1/17/14, Broker Goldman
Sachs Group, Inc.	57,954	37,841
Endeavour Silver Corp., Strike Price
USD 20.00, Expires 1/17/14,
Broker Deutsche Bank AG	5,784	3,548
EURO STOXX 50 Index, Strike Price
USD 2,360.84, Expires 8/01/13,
Broker Goldman Sachs Group, Inc.	291	56,776
First Majestic Silver Corp., Strike Price
USD 35.00, Expires 1/17/14, Broker
Deutsche Bank AG	3,654	8,034
Freeport-McMoRan Copper & Gold,
Inc., Strike Price USD 65.00, Expires
1/17/14, Broker Goldman Sachs
Group, Inc.	44,707	31,781
General Electric Co., Strike Price USD
35.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	82,791	5,342

	Contracts	Value
Options Purchased
Over-the-Counter Call Options (continued)
Gold Fields Ltd., Strike Price USD
22.00, Expires 1/17/14, Broker
Deutsche Bank AG	44,654	$10,655
Goldcorp, Inc., Strike Price USD 80.00,
Expires 1/17/14, Broker Deutsche
Bank AG	51,703	62,044
Halliburton Co., Strike Price USD
55.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	31,461	11,674
Harmony Gold Mining Co., Ltd., Strike
Price USD 15.00, Expires 1/17/14,
Broker Deutsche Bank AG	11,389	3,189
Hewlett-Packard Co., Strike Price USD
30.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	82,791	22,249
Humana, Inc., Strike Price USD
105.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	6,623	5,559
IAMGOLD Corp., Strike Price USD
30.00, Expires 1/17/14, Broker
Deutsche Bank AG	19,209	13,673
Intel Corp., Strike Price USD 40.00,
Expires 1/17/14, Broker Goldman
Sachs Group, Inc.	82,791	4,119
International Business Machines Co.,
Strike Price USD 295.00, Expires
1/17/14, Broker Goldman Sachs
Group, Inc.	8,610	3,976
J.C. Penney Co., Inc., Strike Price USD
55.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	23,182	9,472
JPMorgan Chase & Co., Strike Price
USD 60.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	82,791	30,250
Kinross Gold Corp., Strike Price USD
20.00, Expires 1/17/14, Broker
Deutsche Bank AG	82,692	21,004
Las Vegas Sands Corp., Strike Price
USD 80.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	29,805	27,466
Lowes Cos., Strike Price USD 45.00,
Expires 1/17/14, Broker Goldman
Sachs Group, Inc.	66,233	16,301
Marvell Technology Group Ltd., Strike
Price USD 20.00, Expires 1/17/14,
Broker Goldman Sachs Group, Inc.	48,019	3,149
Mastercard, Inc., Strike Price USD
660.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	2,484	7,190
McDonalds Corp., Strike Price USD
135.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	14,902	3,643
Microsoft Corp., Strike Price USD
45.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	82,791	16,518

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	12

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Contracts	Value
Options Purchased
Over-the-Counter Call Options (continued)
Monster Beverage Corp., Strike Price
USD 105.00, Expires 1/17/14,
Broker Goldman Sachs Group, Inc.	11,591	$35,429
NetApp, Inc., Strike Price USD 60.00,
Expires 1/17/14, Broker Goldman
Sachs Group, Inc.	27,156	4,268
New Gold, Inc., Strike Price USD 22.00,
Expires 1/17/14, Broker Deutsche
Bank AG	12,251	7,057
Newmont Mining Corp., Strike Price
USD 90.00, Expires 1/17/14, Broker
Deutsche Bank AG	66,154	78,688
Novagold Resources, Inc., Strike Price
USD 12.00, Expires 1/17/14, Broker
Deutsche Bank AG	11,322	4,152
Pan American Silver Corp., Strike Price
USD 50.00, Expires 1/17/14, Broker
Deutsche Bank AG	20,658	4,498
Priceline.com, Inc., Strike Price USD
1,000.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	3,312	38,585
Qualcomm, Inc., Strike Price USD
95.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.	33,117	25,462
Randgold Resources Ltd., Strike Price
USD 165.00, Expires 1/17/14,
Broker Deutsche Bank AG	2,788	24,764
Royal Gold, Inc., Strike Price USD
125.00, Expires 1/17/14, Broker
Deutsche Bank AG	2,748	22,546
Safeway, Inc., Strike Price USD 25.00,
Expires 1/17/14, Broker Goldman
Sachs Group, Inc.	19,870	2,186
Seabridge Gold, Inc., Strike Price USD
30.00, Expires 1/17/14, Broker
Deutsche Bank AG	1,810	2,414
Silver Standard Resources, Inc., Strike
Price USD 30.00, Expires 1/17/14,
Broker Deutsche Bank AG	5,058	4,238
Silver Wheaton Corp., Strike Price USD
55.00, Expires 1/17/14, Broker
Deutsche Bank AG	20,745	76,725
Silvercorp Metals, Inc., Strike Price
USD 15.00, Expires 1/17/14, Broker
Deutsche Bank AG	11,797	2,471
Staples, Inc., Strike Price USD 20.00,
Expires 1/17/14, Broker Goldman
Sachs Group, Inc.	72,856	11,866
Starwood Hotels & Resort Worldwide,
Inc., Strike Price USD 85.00, Expires
1/17/14, Broker Goldman Sachs
Group, Inc.	4,967	8,661
Stillwater Mining Co., Strike Price USD
25.00, Expires 1/17/14, Broker
Deutsche Bank AG	13,231	2,577

		Contracts	Value
Options Purchased
Over-the-Counter Call Options (concluded)
Taiwan Taiex Index:
Strike Price TWD 8,807.55,
Expires 9/18/13, Broker
Credit Suisse Group AG		494	$2,166
Strike Price TWD 7,057.00,
Expires 12/18/13, Broker
JPMorgan Chase & Co.		38	29,198
Strike Price TWD 7,249.48,
Expires 12/18/13, Broker
Citigroup, Inc.		57	37,898
Strike Price TWD 8,646.11,
Expires 12/18/13, Broker
JPMorgan Chase & Co.		1,653	8,784
United Technologies Corp., Strike
Price USD 120.00, Expires
1/17/14, Broker Goldman Sachs
Group, Inc.		12,584	1,592
UnitedHealth Group, Inc., Strike
Price USD 85.00, Expires
1/17/14, Broker Goldman Sachs
Group, Inc.		16,558	4,933
Visa, Inc., Strike Price USD 190.00,
Expires 1/17/14, Broker Goldman
Sachs Group, Inc.		7,617	9,098
Western Union Co., Strike Price USD
25.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.		11,591	1,785
Yahoo!, Inc., Strike Price USD 25.00,
Expires 1/17/14, Broker Goldman
Sachs Group, Inc.		57,954	15,057
Yamana Gold, Inc., Strike Price USD
30.00, Expires 1/17/14, Broker
Deutsche Bank AG		49,656	41,509
Yum! Brands, Inc., Strike Price USD
100.00, Expires 1/17/14, Broker
Goldman Sachs Group, Inc.		11,591	3,549
			1,225,552
		Notional
		Amount
		(000)
Over-the-Counter Put Options — 0.1%
EUR Currency:
Strike Price EUR 1.31, Expires
11/01/12, Broker Deutsche
Bank AG	EUR	1,370	39,675
Strike Price EUR 1.20, Expires
6/03/13, Broker Credit Suisse
Group AG		2,040	28,024

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

	Contracts	Value
Options Purchased
Over-the-Counter Put Options (concluded)
Brazil BOVESPA Index:
Strike Price BRL 55,478.72,
Expires 11/16/12, Broker
Goldman Sachs Group, Inc.	11	$8,518
Strike Price BRL 55,389.31,
Expires 12/12/12, Broker
Credit Suisse Group AG	12	13,025
KOSPI, Strike Price USD 243.53,
Expires 12/12/13, Broker
Citigroup, Inc.	18	23,967
Russell 2000 Index:
Strike Price USD 804.79, Expires
10/19/12, Broker JPMorgan
Chase & Co.	419	2,146
Strike Price USD 753.98, Expires
11/16/12, Broker BNP Paribas SA	885	3,929
Strike Price USD 759.04, Expires
12/21/12, Broker JPMorgan
Chase & Co.	879	9,208
Strike Price USD 781.49, Expires
1/18/13, Broker JPMorgan
Chase & Co.	510	10,223
Strike Price USD 782.61, Expires
2/15/13, Broker BNP Paribas SA	510	13,093
		151,808
Total Options Purchased
(Cost – $2,618,040) – 0.7%		1,992,327
Total Investments Before Options Written
(Cost – $269,027,519*) – 101.1%		276,160,846

Options Written
Exchange-Traded Call Options — (0.1)%
Activision Blizzard, Inc., Strike Price
USD 12.50, Expires 1/19/13	73	(2,080)
Alcoa, Inc., Strike Price USD 10.00,
Expires 1/19/13	217	(4,882)
Apple, Inc., Strike Price USD 750.00,
Expires 2/16/13	13	(27,625)
Applied Materials, Inc., Strike Price
USD 12.50, Expires 1/19/13	118	(1,829)
Cisco Systems, Inc., Strike Price USD
22.00, Expires 12/22/12	142	(1,562)
CONSOL Energy, Inc., Strike Price
USD 35.00, Expires 10/20/12	98	(1,078)
EMC Corp., Strike Price USD 25.00,
Expires 1/19/13	40	(12,800)
Goldcorp, Inc., Strike Price USD
48.00, Expires 10/20/12	39	(2,301)

	Contracts	Value
Options Written
Exchange-Traded Call Options (concluded)
Mattel, Inc., Strike Price USD 35.00,
Expires 1/19/13	23	$(4,255)
NetApp, Inc., Strike Price USD
41.00, Expires 12/22/12	39	(1,287)
Oracle Corp.:
Strike Price USD 33.00, Expires
12/22/12	173	(12,370)
Strike Price USD 34.00, Expires
1/19/13	123	(7,134)
Phillips 66, Strike Price USD 48.00,
Expires 1/19/13	132	(31,680)
Potash Corp. of Saskatchewan, Inc.,
Strike Price USD 50.00, Expires
12/22/12	30	(720)
PulteGroup, Inc., Strike Price USD
19.00, Expires 4/20/13	66	(7,392)
Sandisk Corp.:
Strike Price USD 43.00, Expires
10/20/12	11	(2,277)
Strike Price USD 45.00, Expires
1/19/13	66	(19,140)
Tiffany & Co., Strike Price USD
67.50, Expires 2/16/13	47	(11,962)
Universal Health Services, Inc.,
Strike Price USD 45.00, Expires
10/20/12	35	(5,600)
Valeant Pharmaceuticals
International, Inc., Strike Price
USD 50.00, Expires 1/19/13	16	(13,280)
Vertex Pharmaceuticals, Inc., Strike
Price USD 40.00, Expires 1/19/13	42	(71,190)
Wal Mart Store, Inc., Strike Price
USD 75.00, Expires 1/19/13	136	(20,604)
Whiting Petroleum Corp., Strike Price
USD 52.50, Expires 1/19/13	39	(9,165)
		(272,213)
Exchange-Traded Put Options — (0.0)%
Goldcorp, Inc., Strike Price USD
36.00, Expires 10/20/12	39	(137)
Intel Corp., Strike Price USD 25.00,
Expires 10/20/12	110	(26,070)
Mattel, Inc., Strike Price USD 25.00,
Expires 1/19/13	111	(1,110)
Nexen, Inc., Strike Price USD 16.00,
Expires 12/22/12	33	(495)
Phillips 66, Strike Price USD 34.00,
Expires 11/17/12	66	(1,650)
		(29,462)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Contracts	Value
Options Written
Over-the-Counter Barrier Options — (0.0)%
Russell 2000 Index:
Strike Price USD 730.12, Barrier
Price USD 663.74, Expires
10/19/12, Broker JPMorgan
Chase & Co.		419	$(79)
Strike Price USD 676.65, Barrier
Price USD 618.65, Expires
11/16/12, Broker BNP
Paribas SA		885	(915)
Strike Price USD 681.19, Barrier
Price USD 622.80, Expires
12/21/12, Broker JPMorgan
Chase & Co.		879	(2,927)
			(3,921)
		Notional
		Amount
		(000)
Over-the-Counter Call Options — (0.0)%
EUR Currency:
Strike Price EUR 1.37, Expires
11/01/12, Broker Deutsche
Bank AG	EUR	1,370	(225)
Strike Price EUR 1.40, Expires
6/03/13, Broker Credit Suisse
Group AG		2,040	(13,910)
		Contracts
Brazil BOVESPA Index:
Strike Price BRL 65,000.00,
Expires 11/16/12, Broker
Goldman Sachs Group, Inc.		11	(2,297)
Strike Price BRL 64,667.72,
Expires 12/12/12, Broker
Credit Suisse Group AG		12	(6,532)
Canon Inc., Strike Price JPY
2,758.05, Expires 1/18/13,
Broker Deutsche Bank AG		2,500	(2,868)
EURO STOXX 50 Index, Strike Price
USD 2,851.71, Expires 8/01/13,
Broker Goldman Sachs Group, Inc.		291	(9,878)
Mattel, Inc., Strike Price USD 33.00,
Expires 1/18/13, Broker Morgan
Stanley		2,100	(6,332)
Mead Johnson Nutrition Co., Strike
Price USD 100.00, Expires
1/18/13, Broker Morgan Stanley		7,920	(1,346)
Mitsui Fudosan Co., Ltd., Strike Price
JPY 1,521.73, Expires 1/18/13,
Broker Citigroup, Inc.		2,800	(3,860)

	Contracts	Value
Options Written
Over-the-Counter Call Options (concluded)
Russell 2000 Index:
Strike Price USD 851.80, Expires
11/16/12, Broker BNP
Paribas SA	885	$(12,270)
Strike Price USD 868.03, Expires
12/21/12, Broker JPMorgan
Chase & Co.	879	(12,746)
Strike Price USD 847.22, Expires
1/18/13, Broker JPMorgan
Chase & Co.	510	(14,580)
Strike Price USD 854.05, Expires
2/15/13, Broker BNP Paribas SA	510	(15,343)
Yahoo Japan Corp.:
Strike Price JPY 29,937.18, Expires
1/30/13, Broker Gold Goldman
Sachs Group, Inc.	230	(5,155)
Strike Price JPY 29,878.28, Expires
2/20/13, Broker Gold Goldman
Sachs Group, Inc.	230	(5,624)
Yamada Denki Co., Ltd., Strike Price
JPY 4,347.00, Expires 1/18/13,
Broker Citigroup, Inc.	1,100	(855)
		(113,821)
Over-the-Counter Put Options — (0.1)%
Brazil BOVESPA Index:
Strike Price BRL 46,466.95,
Expires 11/16/12, Broker
Goldman Sachs Group, Inc.,	11	(1,001)
Strike Price BRL 46,392.06,
Expires 12/12/12, Broker
Credit Suisse Group AG	12	(2,182)
EURO STOXX 50 Index, Strike Price
USD 1,979.84, Expires 8/01/13,
Broker Goldman Sachs Group, Inc.	291	(26,209)
Mead Johnson Nutrition Co., Strike
Price USD 60.00, Expires
1/17/14, Broker Morgan Stanley	7,920	(36,630)
Russell 2000 Index:
Strike Price USD 701.34,
Expires 1/18/13, Broker
JPMorgan Chase & Co.	510	(3,828)
Strike Price USD 702.35,
Expires 2/15/13, Broker
BNP Paribas SA	510	(5,526)
S&P 500 Index, Strike Price USD
1,149.60, Expires 12/20/13,
Broker Citigroup, Inc.	305	(14,948)
Taiwan Taiex Index:
Strike Price TWD 5,758.51,
Expires 12/18/13, Broker
JPMorgan Chase & Co	38	(7,490)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio (Percentages shown are based on Net Assets)

		Contracts	Value
Options Written
Over-the-Counter Put Options (concluded)
Strike Price TWD 6,524.53,
Expires 12/18/13, Broker
Citigroup, Inc.		57	$(21,645)
			(119,459)
		Notional
		Amount
		(000)
Options Written
Over-the-Counter Interest Rate Put Swaptions — (0.0)%
Receive a fixed rate of 3.15% and
pay a floating rate based on
6-month LIBOR, expiring 4/30/13,
Broker Morgan Stanley	JPY	124,318	(61)
Total Options Written
(Premiums Received – $764,183) – (0.2)%			(538,937)
Total Investments, Net of Outstanding
Options Written – 100.9%			275,621,909
Liabilities in Excess of Other Assets – (0.9)%			(2,330,855)
Net Assets – 100.0%			$273,291,054

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$270,335,086
Gross unrealized appreciation	$22,205,245
Gross unrealized depreciation	(16,379,485)
Net unrealized appreciation	$5,825,760

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(c)	Security, or a portion of security, is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h)	Convertible security.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.
(k)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
Citigroup Inc.	$164,045	$221

(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	16

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

(m)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at September 30, 2012	Value at September 30, 2012	Income	Realized Gain/Loss
BlackRock Liquidity
Funds, TempFund,
Institutional Class	140,603	—	(133,659)[1]	6,944	$ 6,944	$ 237	—
BlackRock Liquidity Series
LLC, Money Market
Series	$155,028	—	$ (116,328)[1]	$ 38,700	$ 38,700	$ 911	—
iShares Gold Trust	66,631	—	(9,599)	57,032	$ 984,943	—	$ 24,511
iShares Silver Trust[2]	2,485	—	(2,485)	—	—	—	$ 4,000

[1]	Represents net shares/beneficial interest sold.
[2]	No longer held by the Portfolio as of report date.
(n)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(o)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(p)	Represents the current yield as of report date.
(q)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Consolidated Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi (offshore)
CNY	Chinese Renminbi
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican New Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
S&P	Standard and Poor's
SPDR	Standard and Poor's Depositary Receipts
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Financial futures contracts sold as of September 30, 2012 were as follows:
Contracts	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
5	DAX Index	Eurex Mercantile	December 2012	USD	1,162,729	$ 23,680
2	Nikkei 225 Index	Chicago Mercantile	December 2012	USD	113,532	(1,494)
52	S&P 500 E-Mini Index	Chicago Mercantile	December 2012	USD	3,728,920	52,050
7	TOPIX Index	Tokyo Stock Exchange	December 2012	USD	659,277	(9,077)
Total						$ 65,159

• Foreign currency exchange contracts as of September 30, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	48,586	USD	51,707	UBS AG	10/01/12	$(48)
GBP	31,752	USD	51,451	Brown Brothers Harriman & Co.	10/01/12	(178)
JPY	3,971,623	USD	51,135	Barclays Plc	10/01/12	(243)
SEK	428,519	USD	65,473	Credit Suisse Group AG	10/01/12	(237)
USD	3,576	BRL	7,271	Brown Brothers Harriman & Co.	10/01/12	(10)
USD	2,925	BRL	5,942	Brown Brothers Harriman & Co.	10/01/12	(6)
USD	7,877	CAD	7,749	Barclays Plc	10/01/12	(6)
USD	6,266	EUR	4,876	Brown Brothers Harriman & Co.	10/01/12	—
USD	14,800	EUR	11,496	Brown Brothers Harriman & Co.	10/01/12	27
USD	104,303	EUR	81,131	Credit Suisse Group AG	10/01/12	45
USD	27,390	IDR	262,920,589	Brown Brothers Harriman & Co.	10/01/12	(83)
USD	5,541	INR	293,344	Brown Brothers Harriman & Co.	10/01/12	(20)
USD	20,602	SGD	25,305	Goldman Sachs Group, Inc.	10/01/12	(18)
USD	5,024	TRY	9,032	UBS AG	10/01/12	(2)
AUD	7,346	USD	7,651	Deutsche Bank AG	10/02/12	(31)
BRL	384,083	USD	189,147	Barclays Plc	10/02/12	313
BRL	384,083	USD	188,998	Barclays Plc	10/02/12	382
BRL	753,000	USD	371,027	UBS AG	10/02/12	256
BRL	753,000	USD	370,826	UBS AG	10/02/12	613
CHF	177,449	USD	188,615	Credit Suisse Group AG	10/02/12	60
GBP	20,860	USD	33,666	Brown Brothers Harriman & Co.	10/02/12	19
JPY	3,556,006	USD	45,712	Deutsche Bank AG	10/02/12	(146)
SEK	207,780	USD	31,708	UBS AG	10/02/12	(76)
USD	186,965	BRL	384,083	Barclays Plc	10/02/12	(2,415)
USD	189,147	BRL	384,083	Barclays Plc	10/02/12	(313)
USD	4,544	BRL	9,228	Brown Brothers Harriman & Co.	10/02/12	(7)
USD	365,623	BRL	753,000	UBS AG	10/02/12	(5,661)
USD	370,826	BRL	753,000	UBS AG	10/02/12	(613)
USD	679	CAD	666	Brown Brothers Harriman & Co.	10/02/12	2
USD	1,765	CAD	1,732	Brown Brothers Harriman & Co.	10/02/12	3
USD	79	CAD	78	Goldman Sachs Group, Inc.	10/02/12	—
USD	70,283	EUR	54,678	Credit Suisse Group AG	10/02/12	19
USD	4,661	GBP	2,872	Brown Brothers Harriman & Co.	10/02/12	23
USD	27,367	KRW	30,527,382	Brown Brothers Harriman & Co.	10/02/12	(100)
USD	5,877	KRW	6,555,687	Brown Brothers Harriman & Co.	10/02/12	(22)
USD	4,237	KRW	4,725,864	Brown Brothers Harriman & Co.	10/02/12	(16)
USD	42,863	SGD	52,621	UBS AG	10/02/12	(16)
AUD	7,610	USD	7,905	Brown Brothers Harriman & Co.	10/03/12	(11)
USD	40,959	HKD	317,600	Credit Suisse Group AG	10/03/12	—
USD	717,214	AUD	703,151	Deutsche Bank AG	10/04/12	(13,119)
USD	1,393,598	AUD	1,364,814	UBS AG	10/04/12	(23,976)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	18

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	202,167	EUR	160,728	UBS AG	10/04/12	$(4,485)
USD	16,607	KRW	18,500,549	Brown Brothers Harriman & Co.	10/04/12	(38)
USD	14,033	KRW	15,632,429	Brown Brothers Harriman & Co.	10/04/12	(33)
USD	4,255	KRW	4,739,547	Brown Brothers Harriman & Co.	10/04/12	(10)
CHF	469,820	EUR	390,216	Credit Suisse Group AG	10/05/12	(1,881)
CHF	1,232,648	EUR	1,024,645	UBS AG	10/05/12	(6,028)
USD	352,516	AUD	338,320	JPMorgan Chase & Co.	10/11/12	1,335
USD	197,742	AUD	189,721	UBS AG	10/11/12	809
USD	1,156,290	EUR	899,270	Credit Suisse Group AG	10/11/12	(3)
USD	413,881	GBP	257,600	JPMorgan Chase & Co.	10/11/12	(1,668)
JPY	47,486,400	USD	609,879	Deutsche Bank AG	10/12/12	(404)
USD	216,437	AUD	207,315	Barclays Plc	10/12/12	1,260
USD	109,547	EUR	84,320	Deutsche Bank AG	10/12/12	1,126
USD	220,232	EUR	170,000	Deutsche Bank AG	10/12/12	1,641
USD	637,194	JPY	50,000,000	UBS AG	10/15/12	(4,558)
INR	9,180,000	USD	170,000	Credit Suisse Group AG	10/18/12	3,522
MXN	6,831,490	USD	487,727	UBS AG	10/18/12	42,442
USD	517,545	MXN	6,831,490	UBS AG	10/18/12	(12,624)
JPY	31,351,200	USD	400,000	Credit Suisse Group AG	10/25/12	2,427
USD	1,274,116	EUR	975,288	Credit Suisse Group AG	10/25/12	19,906
USD	1,114,409	EUR	853,352	UBS AG	10/25/12	17,007
USD	13,870	JPY	1,090,200	Credit Suisse Group AG	10/25/12	(124)
USD	1,251,713	GBP	771,900	Deutsche Bank AG	10/26/12	6,574
USD	760,006	GBP	468,850	JPMorgan Chase & Co.	10/26/12	3,712
CHF	141,846	EUR	117,165	UBS AG	11/01/12	297
USD	644,692	EUR	497,741	Barclays Plc	11/01/12	4,558
USD	951,164	EUR	734,252	JPMorgan Chase & Co.	11/01/12	6,859
USD	309,153	GBP	190,600	Deutsche Bank AG	11/01/12	1,705
USD	413,628	GBP	255,000	Goldman Sachs Group, Inc.	11/01/12	2,299
USD	629,715	JPY	50,000,000	Deutsche Bank AG	11/09/12	(12,167)
AUD	1,739,000	USD	1,697,351	JPMorgan Chase Bank NA	11/15/12	102,229
USD	492,275	AUD	487,546	Goldman Sachs & Co.	11/15/12	(12,255)
USD	482,616	AUD	475,817	Goldman Sachs & Co.	11/15/12	(9,776)
USD	1,699,525	AUD	1,739,000	JPMorgan Chase Bank NA	11/15/12	(100,055)
USD	769,835	MXN	10,204,930	Deutsche Bank AG	11/15/12	(19,930)
USD	360,922	EUR	296,287	HSBC Holdings Plc	12/05/12	(20,264)
USD	382,409	JPY	30,000,000	Credit Suisse Group AG	12/10/12	(2,835)
USD	171,888	MXN	2,268,340	Goldman Sachs Group, Inc.	12/13/12	(3,181)
USD	684,774	MXN	9,104,750	JPMorgan Chase & Co.	12/13/12	(17,926)
USD	207,696	EUR	170,280	Credit Suisse Group AG	1/09/13	(11,473)
USD	638,016	JPY	50,000,000	UBS AG	1/16/13	(4,392)
USD	195,548	EUR	160,280	Credit Suisse Group AG	1/23/13	(10,782)
USD	541,099	SGD	681,000	UBS AG	1/24/13	(14,248)
USD	754,413	SGD	936,000	UBS AG	2/07/13	(8,910)
Total						$(105,953)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Credit default swaps on traded indexes - buy protection outstanding as of September 30, 2012 were as follows:
Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Dow Jones CDX North
America High Yield
Index Series 18	5.00%	Deutsche Bank AG	6/20/17	USD	674	$(49,080)
Dow Jones CDX North
America High Yield
Index Series 18	5.00%	JPMorgan Chase & Co.	6/20/17	USD	337	(24,173)
Total						$(73,253)

•	Interest rate swaps outstanding as of September 30, 2012 were as follows:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.54%[1]	3-Month LIBOR	Deutsche Bank AG.	9/14/15	USD	1,686	$(1,788)
0.50%[1]	3-Month LIBOR	JPMorgan Chase & Co.	9/17/15	USD	1,658	(395)
1.28%[2]	3-Month LIBOR	UBS AG	6/22/16	USD	804	3,320
1.30%[2]	3-Month LIBOR	Deutsche Bank AG	8/17/16	USD	837	3,071
1.35%[2]	3-Month LIBOR	Deutsche Bank AG	8/24/16	USD	883	3,593
1.01%[2]	3-Month LIBOR	Deutsche Bank AG	9/27/16	USD	6,700	1,972
1.00%[2]	3-Month LIBOR	Goldman Sachs Group, Inc.	9/28/16	USD	6,724	1,068
1.57%[2]	3-Month LIBOR	Deutsche Bank AG	9/27/17	USD	3,350	599
1.55%[2]	3-Month LIBOR	Goldman Sachs Group, Inc.	9/28/17	USD	3,362	(346)
1.24%[2]	3-Month LIBOR	Deutsche Bank AG	9/14/18	USD	675	4,814
1.22%[2]	3-Month LIBOR	Deutsche Bank AG	9/17/18	USD	657	3,820
1.19%[2]	3-Month LIBOR	JPMorgan Chase & Co.	9/17/18	USD	680	2,924
Total						$22,652

[1]	Portfolio pays the fixed rate and receives the floating rate.
[2]	Portfolio pays the floating rate and receives the fixed rate.
•	Total return swaps outstanding as of September 30, 2012 were as follows:
Reference Entity	Fixed Amount	Counterparty	Expiration Date		Contract Amount	Unrealized Appreciation
SGX Nikkei Stock Average
Dividend Point Index Futures
December 2013	JPY 14,748,300	Citigroup Inc.	3/31/14	JPY	9	$48,223

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	20

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks :

Argentina	$169,053	—	—	$169,053
Australia	—	$ 871,615	—	871,615
Belgium	—	153,378	—	153,378
Brazil	3,213,575	—	—	3,213,575
Canada	6,724,956	—	—	6,724,956
Chile	141,341	—	—	141,341
China	—	1,651,395	—	1,651,395
Denmark	—	142,985	—	142,985
France	638,912	3,129,300	—	3,768,212
Germany	—	6,909,891	—	6,909,891
Hong Kong	—	976,193	—	976,193
India	—	14,017	—	14,017
Indonesia	—	83,045	—	83,045
Ireland	225,499	—	—	225,499
Israel	584,649	—	—	584,649
Italy	—	1,340,685	—	1,340,685
Japan	196,438	14,823,650	—	15,020,088
Kazakhstan	319,001	—	—	319,001
Malaysia	442,650	873,287	—	1,315,937
Mexico	647,911	—	—	647,911
Netherlands	532,018	1,215,511	—	1,747,529
Norway	—	310,815	—	310,815
Philippines	126,739	—	—	126,739
Portugal	—	69,495	—	69,495
Russia	334,483	301,780	—	636,263
Singapore	—	1,894,092	—	1,894,092
South Africa	402,825	176,210	—	579,035

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	21

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks (concluded) :

South Korea	$571,847	$2,292,572	—	$2,864,419
Spain	—	470,388	—	470,388
Sweden	—	177,310	—	177,310
Switzerland	80,748	3,492,456	—	3,573,204
Taiwan	330,041	898,280	—	1,228,321
Thailand	824,435	—	—	824,435
Turkey	—	21,875	—	21,875
United Arab Emirates	77,118	—	—	77,118
United Kingdom	2,471,050	6,382,341	$216,599	9,069,990
United States	91,012,133	89,900	—	91,102,033
Corporate Bonds	—	15,149,723	1,345,100	16,494,823
Floating Rate Loan Interests	—	144,406	771,512	915,918
Foreign Agency Obligations	—	25,307,127	—	25,307,127
Non-Agency Mortgage-Backed
Securities	—	263,722	—	263,722
US Treasury Obligations	—	16,982,980	—	16,982,980
Investment Companies	7,655,877	—	—	7,655,877
Preferred Securities	2,717,781	213,315	—	2,931,096
Warrants	17,095	7,396	—	24,491
Short-Term Securities:
Foreign Agency Obligations	—	7,574,942	—	7,574,942
Money Market Funds	6,944	38,700	—	45,644
Time Deposits	—	74,835	—	74,835
US Treasury Obligations	—	36,850,577	—	36,850,577
Total	$120,465,119	$151,370,189	$2,333,211	$274,168,519

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$690,697	$1,357,884	—	$2,048,581
Foreign currency exchange contracts	—	289,169	—	289,169
Interest rate contracts	—	25,181	—	25,181
Liabilities:
Equity contracts	(312,246)	(223,066)	—	(535,312)
Foreign currency exchange contracts	—	(341,558)	—	(341,558)
Credit contracts	—	(73,253)	—	(73,253)
Interest rate contracts		(2,590)	—	(2,590)
Total	$378,451	$1,031,767	—	$1,410,218

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$40,459	—	—	$40,459
Liabilities:
Cash received as collateral for
Swaps	—	$(1,200,000)	—	(1,200,000)
Collateral on securities loaned at
value	—	(38,700)	—	(38,700)
Total	$40,459	$(1,238,700)	—	$(1,198,241)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	22

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2012.

Certain of the Portfolio's investments and derivative financial instruments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments and derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Portfolio had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of December 31,
2011	$137	$2,266,255	$809,234	$3,075,626
Transfers into Level 3[1]	—	—	—	—
Transfers out of Level 3[1]	—	(298,530)	—	(298,530)
Accrued discounts/ premiums	—	252	1,250	1,502
Net realized gain (loss)	(11,536)	316,391	1,451	306,306
Net change in unrealized appreciation/
depreciation[2]	—	(316,517)	12,457	(304,060)
Purchases	227,998	368,736	254,785	851,519
Sales	—	(991,487)	(307,665)	(1,299,152)
Closing Balance, as of September 30,2012	$216,599	1,345,100	$771,512	$2,333,211

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2012 was $(44,270).

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

	Equity Contracts
	Assets	Liabilities	Total
Opening Balance, as of December 31, 2011	$281,440	$(881,620)	$(600,180)
Transfers into Level 3[3]	—	—	—
Transfers out of Level 3[3]	(13,660)		(13,660)
Accrued discounts/ premiums	—	—	—
Net realized gain (loss)	(428,436)	32,200	(396,236)
Net change in unrealized appreciation/ depreciation[4]	339,894	255,366	595,260
Purchases	—	—	—
Issues[5]	—	—	—
Sales	(179,238)	(7,329)	(186,567)
Settlements[6]	—	601,383	601,383
Closing Balance, as of September 30, 2012	—	—	—

[3]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of September 30, 2012 was $0.
[5]	Issues represent upfront cash received on certain derivative financial instruments.
[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	23

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Auto Components — 1.1%
Delphi Automotive Plc (a)	19,299	$598,269
Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	1,250	15,975
Capital Markets — 0.3%
American Capital Ltd. (a)	16,169	183,356
Chemicals — 0.2%
ADA-ES, Inc. (a)	330	7,791
CF Industries Holdings, Inc. (b)	220	48,893
Huntsman Corp.	2,500	37,325
		94,009
Commercial Banks — 0.4%
CIT Group, Inc. (a)	5,644	222,317
Electrical Equipment — 0.0%
Medis Technologies Ltd. (a)	14,935	60
Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd.	15,059	1,958
Insurance — 0.8%
American International
Group, Inc. (a)	12,116	397,284
Media — 0.8%
Charter Communications, Inc.,
Class A (a)	5,290	397,121
DISH Network Corp., Class A	1,130	34,589
		431,710
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (a)	13,864	33,423
Ainsworth Lumber Co. Ltd. (a)(c)	15,671	37,994
		71,417
Semiconductors & Semiconductor Equipment — 0.1%
NXP Semiconductors NV (a)	1,000	25,010
Software — 0.0%
Bankruptcy Management
Solutions, Inc.	117	1
Total Common Stocks – 3.8%		2,041,366

	Par
	(000)
Corporate Bonds
Aerospace & Defense — 0.5%
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18	$50	54,187
7.13%, 3/15/21	100	107,625

	Par
	(000)	Value
Corporate Bonds
Aerospace & Defense (concluded)
Kratos Defense & Security
Solutions, Inc., 10.00%,
6/01/17	$104	$112,320
		274,132
Air Freight & Logistics — 0.4%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15	113	114,715
Series 2, 12.38%, 8/16/15	114	116,062
		230,777
Airlines — 0.6%
American Airlines Pass-Through
Trust, Series 2011-2, Class A,
8.63%, 4/15/23	168	180,695
Delta Air Lines, Inc., Series 2009-1
Series B, 9.75%, 12/17/16	37	41,260
US Airways Pass Through Trust,
Series 2012-1, Class C, 9.13%,
10/01/15	80	81,200
		303,155
Auto Components — 2.2%
Delphi Corp., 6.13%, 5/15/21	60	66,450
Icahn Enterprises LP:
4.00%, 8/15/13 (c)(d)(e)	50	50,075
8.00%, 1/15/18	720	772,200
IDQ Holdings, Inc., 11.50%,
4/01/17 (c)	85	90,312
Seadrill, Ltd., 5.63%, 9/15/17 (c)	210	211,575
		1,190,612
Building Products — 0.4%
Building Materials Corp. of America (c):
7.00%, 2/15/20	60	65,100
6.75%, 5/01/21	30	32,850
Momentive Performance Materials,
Inc., 11.50%, 12/01/16	30	16,875
USG Corp., 9.75%, 1/15/18	110	118,800
		233,625
Capital Markets — 0.8%
E*Trade Financial Corp.:
12.50%, 11/30/17 (h)	200	227,250
1.83%, 8/31/19 (c)(d)(f)	37	32,629
Series A 1.83%, 8/31/19 (d)(f)	1	882
KKR Group Finance Co. LLC,
6.38%, 9/29/20 (c)	120	135,931
Nuveen Investments, Inc., 9.13%,
10/15/17 (c)	51	50,617
		447,309
Chemicals — 3.9%
Ashland, Inc., 4.75%, 8/15/22 (c)	55	56,238
Celanese US Holdings LLC:
6.63%, 10/15/18	110	120,450

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Corporate Bonds
Chemicals (concluded)
Celanese US Holdings LLC (concluded):
5.88%, 6/15/21	$145	$162,400
Hexion US Finance Corp., 9.00%,
11/15/20	115	102,637
Huntsman International LLC:
8.63%, 3/15/20	15	16,950
8.63%, 3/15/21	65	74,425
Ineos Finance Plc (c):
8.38%, 2/15/19	100	105,250
7.50%, 5/01/20	75	76,125
Kraton Polymers LLC, 6.75%,
3/01/19	25	25,750
LyondellBasell Industries NV,
5.75%, 4/15/24	280	318,500
Nexeo Solutions LLC, 8.38%,
3/01/18	35	34,650
NOVA Chemicals Corp., 8.63%,
11/01/19	155	175,925
Nufarm Australia Ltd., 6.38%,
10/15/19 (c)	45	45,000
Orion Engineered Carbons Bondco
GmbH, 9.63%, 6/15/18 (c)	200	219,000
PolyOne Corp., 7.38%, 9/15/20	40	43,300
Rockwood Specialties Group, Inc.,
4.63%, 10/15/20	140	142,100
TPC Group LLC, 8.25%, 10/01/17	10	10,800
Tronox Finance LLC, 6.38%,
8/15/20 (c)	350	353,500
		2,083,000
Commercial Banks — 0.7%
CIT Group, Inc.:
5.25%, 3/15/18	130	139,425
5.50%, 2/15/19 (c)	100	108,250
5.00%, 8/15/22	90	93,637
Eksportfinans ASA, 0.66%,
4/05/13 (e)	15	14,764
		356,076
Commercial Services & Supplies — 2.0%
ADS Waste Holdings, Inc., 8.25%,
10/01/20 (c)(g)	33	33,660
ARAMARK Corp., 3.94%,
2/01/15 (e)	110	109,450
ARAMARK Holdings Corp., 8.63%,
5/01/16 (c)(h)	40	41,000
Aviation Capital Group Corp.,
6.75%, 4/06/21 (c)	110	112,134
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (c)	3	3,075
Casella Waste Systems, Inc.,
7.75%, 2/15/19	50	49,000
Catalent Pharma Solutions, Inc.,
7.88%, 10/15/18 (c)	40	40,600
Clean Harbors, Inc., 5.25%,
8/01/20 (c)	97	99,910

	Par
	(000)	Value
Corporate Bonds
Commercial Services & Supplies (concluded)
Covanta Holding Corp., 6.38%,
10/01/22	$45	$48,923
International Lease Finance Corp.,
8.63%, 9/15/15	30	34,163
Mead Products LLC/ACCO Brands
Corp., 6.75%, 4/30/20 (c)	19	19,808
Mobile Mini, Inc., 7.88%,
12/01/20	50	54,250
RSC Equipment Rental, Inc.,
8.25%, 2/01/21	397	435,707
		1,081,680
Communications Equipment — 1.1%
Avaya, Inc., 9.75%, 11/01/15	100	88,750
Hughes Satellite Systems Corp.,
6.50%, 6/15/19	60	64,200
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20	180	196,650
10.13%, 7/01/20	210	232,050
		581,650
Computers & Peripherals — 0.2%
NCR Corp., 5.00%, 7/15/22 (c)	50	50,500
SanDisk Corp., 1.50%,
8/15/17 (d)	30	33,956
		84,456
Construction & Engineering — 0.2%
Boart Longyear Management
Property Ltd., 7.00%,
4/01/21 (c)	45	46,181
H&E Equipment Services, Inc.,
7.00%, 9/01/22 (c)	60	62,400
		108,581
Construction Materials — 1.0%
HD Supply, Inc. (c):
8.13%, 4/15/19	161	174,685
11.00%, 4/15/20	340	377,400
		552,085
Containers & Packaging — 1.1%
Ardagh Packaging Finance Plc,
9.13%, 10/15/20 (c)	200	211,000
Berry Plastics Corp.:
4.26%, 9/15/14 (e)	55	54,588
8.25%, 11/15/15	85	88,931
9.75%, 1/15/21	50	57,000
Graphic Packaging International,
Inc., 7.88%, 10/01/18	70	77,525
Greif, Inc., 7.75%, 8/01/19	50	57,750
Tekni-Plex, Inc., 9.75%,
6/01/19 (c)	25	26,750
		573,544

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Corporate Bonds
Distributors — 0.0%
VWR Funding, Inc., 7.25%,
9/15/17 (c)	$15	$15,225
Diversified Consumer Services — 0.3%
Laureate Education, Inc., 9.25%,
9/01/19 (c)	80	80,400
ServiceMaster Co., 8.00%,
2/15/20	55	58,300
		138,700
Diversified Financial Services — 2.6%
Aircastle Ltd., 6.75%, 4/15/17	70	75,425
Ally Financial, Inc., 8.00%,
11/01/31	82	95,612
CNG Holdings, Inc., 9.38%,
5/15/20 (c)	50	51,375
DPL, Inc., 7.25%, 10/15/21 (c)	80	91,200
General Motors Financial Co., Inc.,
6.75%, 6/01/18	20	22,258
Lehman Brothers Holdings, Inc.:
1.00%, 9/22/18	30	7,650
1.00%, 12/31/49	110	28,050
Leucadia National Corp., 8.13%,
9/15/15	144	162,360
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19	190	205,200
9.88%, 8/15/19	115	122,331
5.75%, 10/15/20 (c)	220	220,000
6.88%, 2/15/21	100	105,500
Serta Simmons Holdings LLC,
8.13%, 10/01/20 (c)(g)	60	59,550
WMG Acquisition Corp.:
9.50%, 6/15/16	20	21,775
11.50%, 10/01/18	84	94,500
		1,362,786
Diversified Telecommunication Services — 2.3%
Broadview Networks Holdings, Inc.,
11.38%, 9/01/12 (a)(i)	165	117,975
Consolidated Communications
Finance Co., 10.88%,
6/01/20 (c)	65	68,575
ITC Deltacom, Inc., 10.50%,
4/01/16	60	64,200
Level 3 Communications, Inc.:
6.50%, 10/01/16 (d)	55	79,062
8.88%, 6/01/19 (c)	55	57,750
Level 3 Financing, Inc.:
8.13%, 7/01/19	380	403,750
7.00%, 6/01/20 (c)	73	73,730
8.63%, 7/15/20	190	205,200
tw telecom holdings, Inc., 5.38%,
10/01/22 (c)	55	56,100
Windstream Corp., 7.88%,
11/01/17	70	78,225
		1,204,567

	Par
	(000)	Value
Corporate Bonds
Electric Utilities — 0.3%
FPL Energy National Wind Portfolio,
LLC, 6.13%, 3/25/19 (c)	$98	$77,141
Mirant Mid Atlantic Pass Through
Trust, Series B, 9.13%, 6/30/17	84	92,041
		169,182
Electronic Equipment, Instruments & Components — 0.3%
Belden, Inc., 5.50%, 9/01/22 (c)	70	71,575
General Cable Corp., 5.75%,
10/01/22 (c)	110	111,650
		183,225
Energy Equipment & Services — 3.3%
Atwood Oceanics, Inc., 6.50%,
2/01/20	40	42,800
Calfrac Holdings LP, 7.50%,
12/01/20 (c)	120	118,800
Cie Générale de Géophysique -
Veritas, 6.50%, 6/01/21	80	82,400
Forbes Energy Services Ltd.,
9.00%, 6/15/19	70	67,900
FTS International Services LLC/FTS
International Bonds, Inc., 8.13%,
11/15/18 (c)	265	282,225
Gulfmark Offshore, Inc., 6.38%,
3/15/22 (c)	25	25,938
Hornbeck Offshore Services, Inc.,
5.88%, 4/01/20	55	55,963
Key Energy Services, Inc., 6.75%,
3/01/21 (c)	55	55,550
MEG Energy Corp. (c):
6.50%, 3/15/21	365	390,550
6.38%, 1/30/23	80	85,400
Oil States International, Inc.,
6.50%, 6/01/19	145	154,062
Peabody Energy Corp.:
6.25%, 11/15/21 (c)	245	243,775
7.88%, 11/01/26	85	90,525
Precision Drilling Corp.:
6.63%, 11/15/20	15	15,975
6.50%, 12/15/21	65	69,387
		1,781,250
Food & Staples Retailing — 0.1%
Rite Aid Corp., 9.25%, 3/15/20	45	46,125
Food Products — 0.3%
Constellation Brands, Inc., 6.00%,
5/01/22	50	56,875
Del Monte Corp., 7.63%, 2/15/19	6	6,173
JBS USA LLC, 11.63%, 5/01/14	20	22,450

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Corporate Bonds
Food Products (concluded)
Post Holdings, Inc., 7.38%,
2/15/22 (c)	$80	$85,000
		170,498
Health Care Equipment & Supplies — 2.4%
Alere, Inc., 7.88%, 2/01/16	140	146,300
Biomet, Inc.:
10.00%, 10/15/17	30	31,650
6.50%, 8/01/20 (c)(g)	210	217,612
6.50%, 10/01/20 (c)(g)	247	242,060
DJO Finance LLC (c):
8.75%, 3/15/18	80	85,100
9.88%, 4/15/18 (g)	70	69,125
Fresenius Medical Care US
Finance II, Inc., 5.88%,
1/31/22 (c)	30	32,100
Fresenius Medical Care US
Finance, Inc., 6.50%,
9/15/18 (c)	167	188,293
Fresenius US Finance II, Inc.,
9.00%, 7/15/15 (c)	165	190,162
Kinetic Concepts, Inc./KCI USA,
Inc., 12.50%, 11/01/19 (c)	25	23,500
Teleflex, Inc., 6.88%, 6/01/19	55	59,125
		1,285,027
Health Care Providers & Services — 5.8%
Aviv Healthcare Properties LP,
7.75%, 2/15/19	70	74,200
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18	100	103,750
7.13%, 7/15/20	56	59,745
DaVita, Inc., 5.75%, 8/15/22	120	124,800
HCA, Inc.:
6.50%, 2/15/20	525	584,062
7.88%, 2/15/20	160	179,800
7.25%, 9/15/20	285	319,200
5.88%, 3/15/22	90	97,537
Hologic, Inc., 6.25%, 8/01/20 (c)	137	145,220
IASIS Healthcare LLC, 8.38%,
5/15/19	309	295,095
INC Research LLC, 11.50%,
7/15/19 (c)	125	125,625
inVentiv Health, Inc. (c):
10.00%, 8/15/18	5	4,400
10.25%, 8/15/18	20	17,600
Omnicare, Inc., 7.75%, 6/01/20	220	242,000
PSS World Medical, Inc., 6.38%,
3/01/22	48	51,060
Symbion, Inc., 8.00%, 6/15/16	65	66,625
Tenet Healthcare Corp.:
10.00%, 5/01/18	62	71,610
6.25%, 11/01/18	290	319,725
8.88%, 7/01/19	90	101,700
Vanguard Health Holding Co. II LLC:
7.75%, 2/01/19 (c)	60	63,825

	Par
	(000)	Value
Corporate Bonds
Health Care Providers & Services (concluded)
Vanguard Health Holding Co. II LLC
(concluded):
7.75%, 2/01/19	$50	$53,188
		3,100,767
Health Care Technology — 0.9%
IMS Health, Inc., 12.50%,
3/01/18 (c)	415	493,850
Hotels, Restaurants & Leisure — 3.3%
Affinity Gaming LLC/Affinity
Gaming Finance Corp., 9.00%,
5/15/18 (c)	35	36,313
Caesars Entertainment Operating Co.,
Inc.:
11.25%, 6/01/17	235	252,625
10.00%, 12/15/18	385	252,175
Caesars Operating Escrow LLC,
9.00%, 2/15/20 (c)	265	266,987
Choice Hotels International, Inc.,
5.75%, 7/01/22	30	32,700
Diamond Resorts Corp., 12.00%,
8/15/18	230	247,825
El Dorado Resorts LLC, 8.63%,
6/15/19 (c)	25	24,625
Fontainebleau Las Vegas Holdings
LLC, 11.00%, 6/15/15 (a)(c)(i)	25	16
HRP Myrtle Beach Operations LLC,
5.30%, 4/01/12 (a)(c)(i)	250	—
MGM Resorts International:
4.25%, 4/15/15 (d)	284	295,182
11.13%, 11/15/17	50	55,313
MTR Gaming Group, Inc., 11.50%,
8/01/19	25	26,444
Travelport LLC:
9.88%, 9/01/14	10	8,000
9.00%, 3/01/16	20	14,300
6.36%, 12/01/16 (c)(h)	83	63,365
Tropicana Entertainment LLC,
9.63%, 12/15/14 (a)(i)	15	—
Waterford Gaming LLC, 8.63%,
9/15/14 (c)	80	25,610
Wynn Las Vegas LLC, 5.38%,
3/15/22 (c)	139	141,085
		1,742,565
Household Durables — 1.5%
Beazer Homes USA, Inc., 6.63%,
4/15/18 (c)	70	74,813
DR Horton, Inc., 4.38%, 9/15/22	65	64,594
Jarden Corp., 7.50%, 5/01/17	30	34,350
K Hovnanian Enterprises, Inc.,
7.25%, 10/15/20 (c)(g)	185	189,625
Libbey Glass, Inc., 6.88%,
5/15/20 (c)	55	59,125
Pulte Group, Inc., 6.38%, 5/15/33	10	9,300

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Corporate Bonds
Household Durables (concluded)
Ryland Group, Inc., 6.63%,
5/01/20	$80	$86,800
Standard Pacific Corp.:
10.75%, 9/15/16	100	122,250
8.38%, 1/15/21	150	171,187
		812,044
Household Products — 0.0%
Spectrum Brands Holdings, Inc.,
9.50%, 6/15/18	15	16,913
Independent Power Producers & Energy Traders — 4.1%
The AES Corp., 7.75%, 10/15/15	90	101,700
Calpine Corp. (c):
7.25%, 10/15/17	70	74,725
7.50%, 2/15/21	20	21,600
7.88%, 1/15/23	25	27,625
Energy Future Intermediate Holding Co.
LLC:
6.88%, 8/15/17 (c)	55	56,925
10.00%, 12/01/20	1,200	1,350,000
11.75%, 3/01/22 (c)	48	51,000
GenOn REMA LLC, 9.24%,
7/02/17	35	37,108
Laredo Petroleum, Inc.:
9.50%, 2/15/19	70	79,275
7.38%, 5/01/22	20	21,600
NRG Energy, Inc.:
8.25%, 9/01/20	85	92,650
6.63%, 3/15/23 (c)	125	127,812
QEP Resources, Inc.:
6.88%, 3/01/21	30	33,900
5.38%, 10/01/22	56	57,960
5.25%, 5/01/23	30	30,675
		2,164,555
Industrial Conglomerates — 1.0%
Sequa Corp. (c):
11.75%, 12/01/15	130	136,500
13.50%, 12/01/15 (h)	387	410,356
		546,856
Insurance — 0.3%
CNO Financial Group, Inc., 6.38%,
10/01/20 (c)	34	34,680
Genworth Financial, Inc., 7.63%,
9/24/21	80	81,651
MPL 2 Acquisition Canco, Inc.,
9.88%, 8/15/18 (c)	45	40,275
		156,606
IT Services — 2.7%
Ceridian Corp., 8.88%, 7/15/19 (c)	185	199,800
Epicor Software Corp., 8.63%,
5/01/19	100	105,500
First Data Corp.:
7.38%, 6/15/19 (c)	200	206,250

	Par
	(000)	Value
Corporate Bonds
IT Services (concluded)
First Data Corp. (concluded):
6.75%, 11/01/20 (c)	$305	$303,094
8.25%, 1/15/21 (c)	190	189,525
12.63%, 1/15/21	148	153,365
SunGard Data Systems, Inc.:
7.38%, 11/15/18	117	125,482
7.63%, 11/15/20	128	138,880
		1,421,896
Machinery — 0.4%
SPX Corp., 6.88%, 9/01/17	30	33,525
UR Merger Sub Corp. (c):
5.75%, 7/15/18	65	68,656
7.38%, 5/15/20	50	53,750
7.63%, 4/15/22	55	60,225
		216,156
Media — 8.5%
Affinion Group, Inc., 7.88%,
12/15/18	115	94,013
Cablevision Systems Corp., 5.88%,
9/15/22	95	94,525
CCO Holdings LLC:
6.50%, 4/30/21	99	105,930
5.25%, 9/30/22	210	211,050
Cengage Learning Acquisitions,
Inc., 11.50%, 4/15/20 (c)	325	347,750
Checkout Holding Corp., 17.62%,
11/15/15 (c)(f)	115	67,850
Cinemark USA, Inc., 8.63%,
6/15/19	40	44,400
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20	150	146,250
Series B 9.25%, 12/15/17	680	732,700
DISH DBS Corp., 5.88%,
7/15/22 (c)	235	240,875
Harron Communications LP,
9.13%, 4/01/20 (c)	60	64,800
Intelsat Jackson Holdings SA (c):
7.25%, 10/15/20	125	134,375
6.63%, 12/15/22 (g)	38	37,810
Intelsat Luxembourg SA:
11.25%, 2/04/17	90	95,175
11.50%, 2/04/17 (h)	360	381,600
Interactive Data Corp., 10.25%,
8/01/18	250	280,000
Live Nation Entertainment, Inc.,
8.13%, 5/15/18 (c)	120	129,000
NAI Entertainment Holdings LLC,
8.25%, 12/15/17 (c)	105	117,075
Nielsen Finance LLC:
11.63%, 2/01/14	26	29,315
7.75%, 10/15/18	251	283,002
ProQuest LLC, 9.00%,
10/15/18 (c)	90	83,700

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Corporate Bonds
Media (concluded)
ProtoStar I Ltd., 18.00%,
10/15/12 (a)(c)(d)(i)	$163	$82
Truven Health Analytics, Inc.,
10.63%, 6/01/20 (c)	60	64,200
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (c)	350	376,250
7.50%, 3/15/19	230	252,894
Univision Communications, Inc.,
6.75%, 9/15/22 (c)	35	35,000
WaveDivision Escrow
LLC/WaveDivision Escrow Corp.,
8.13%, 9/01/20 (c)	60	61,650
		4,511,271
Metals & Mining — 3.2%
ArcelorMittal:
9.25%, 2/15/15	50	55,000
4.00%, 3/01/16	25	24,686
FMG Resources August 2006 Property
Ltd. (c):
7.00%, 11/01/15	35	34,825
6.88%, 2/01/18	45	41,850
6.88%, 4/01/22	40	36,600
Global Brass and Copper, Inc.,
9.50%, 6/01/19 (c)	50	54,250
Goldcorp, Inc., 2.00%, 8/01/14 (d)	115	138,647
Kaiser Aluminum Corp., 8.25%,
6/01/20	45	48,600
New Gold, Inc., 7.00%,
4/15/20 (c)	25	26,500
Newmont Mining Corp., Series A,
1.25%, 7/15/14 (d)	85	114,484
Novelis, Inc., 8.75%, 12/15/20	905	1,002,287
Steel Dynamics, Inc., 6.38%,
8/15/22 (c)	45	46,463
Taseko Mines Ltd., 7.75%,
4/15/19	90	86,175
		1,710,367
Multiline Retail — 0.1%
Dollar General Corp., 4.13%,
7/15/17	34	35,530
Oil, Gas & Consumable Fuels — 10.5%
Access Midstream Partners LP,
6.13%, 7/15/22	100	105,750
Alpha Appalachia Holdings, Inc.,
3.25%, 8/01/15 (d)	108	99,630
Alpha Natural Resources, Inc.,
6.00%, 6/01/19	30	25,050
Aurora USA Oil & Gas, Inc., 9.88%,
2/15/17 (c)	110	117,150
Berry Petroleum Co., 6.38%,
9/15/22	50	52,750
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18	50	53,625

	Par
	(000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (continued)
Carrizo Oil & Gas, Inc. (concluded):
7.50%, 9/15/20	$44	$44,880
Chaparral Energy, Inc., 7.63%,
11/15/22 (c)	40	42,000
Chesapeake Energy Corp.:
9.50%, 2/15/15	10	11,013
7.25%, 12/15/18	5	5,375
6.63%, 8/15/20	60	61,875
6.88%, 11/15/20	30	31,650
6.13%, 2/15/21	70	70,525
Chesapeake Midstream Partners
LP, 5.88%, 4/15/21	65	68,087
Coffeyville Resources LLC, 9.00%,
4/01/15 (c)	58	61,915
Concho Resources, Inc.:
6.50%, 1/15/22	35	38,588
5.50%, 10/01/22	80	83,400
Consol Energy, Inc., 8.25%,
4/01/20	65	68,087
Continental Resources, Inc.:
7.13%, 4/01/21	60	67,500
5.00%, 9/15/22	50	52,125
Copano Energy LLC, 7.13%,
4/01/21	60	62,700
Crosstex Energy LP:
8.88%, 2/15/18	25	26,750
7.13%, 6/01/22 (c)	30	29,850
Drill Rigs Holdings, Inc., 6.50%,
10/01/17 (c)	60	59,625
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17	155	173,987
7.75%, 6/15/19	85	90,100
EP Energy LLC/EP Energy Finance,
Inc., 6.88%, 5/01/19 (c)	120	128,400
EP Energy LLC/Everest Acquisition
Finance, Inc., 7.75%,
9/01/22 (c)	40	40,800
Hilcorp Energy I LP, 7.63%,
4/15/21 (c)	215	236,500
Holly Energy Partners LP, 6.50%,
3/01/20 (c)	25	26,250
Kodiak Oil & Gas Corp., 8.13%,
12/01/19 (c)	70	74,200
Linn Energy LLC:
6.50%, 5/15/19 (c)	15	15,000
6.25%, 11/01/19 (c)	330	328,350
8.63%, 4/15/20	40	43,800
7.75%, 2/01/21	35	37,013
MarkWest Energy Partners LP:
6.25%, 6/15/22	115	123,625
5.50%, 2/15/23	40	41,900
Newfield Exploration Co.:
6.88%, 2/01/20	45	49,388
5.63%, 7/01/24	210	233,100

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	6

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Northern Oil and Gas, Inc., 8.00%,
6/01/20	$60	$61,800
Oasis Petroleum, Inc.:
7.25%, 2/01/19	50	53,625
6.50%, 11/01/21	50	52,750
6.88%, 1/15/23	40	42,500
Offshore Group Investments Ltd.,
11.50%, 8/01/15	175	193,375
OGX Petroleo e Gas Participacoes SA (c):
8.50%, 6/01/18	450	405,000
8.38%, 4/01/22	200	174,000
PBF Holding Co. LLC, 8.25%,
2/15/20 (c)	35	36,750
PetroBakken Energy Ltd., 8.63%,
2/01/20 (c)	190	197,600
Petroleum Geo-Services ASA,
7.38%, 12/15/18 (c)	110	117,425
Pioneer Natural Resources Co.:
6.65%, 3/15/17	20	23,742
7.50%, 1/15/20	35	43,580
7.20%, 1/15/28	45	56,283
Range Resources Corp.:
5.75%, 6/01/21	120	129,000
5.00%, 8/15/22	75	79,125
Regency Energy Partners LP,
5.50%, 4/15/23	75	75,844
Sabine Pass Liquified Natural Gas
LP, 7.50%, 11/30/16	100	108,000
SandRidge Energy, Inc.:
7.50%, 3/15/21	65	66,950
7.50%, 3/15/21 (c)	55	56,650
8.13%, 10/15/22 (c)	45	47,925
7.50%, 2/15/23 (c)	120	123,600
SESI LLC, 7.13%, 12/15/21	120	132,600
SM Energy Co.:
6.63%, 2/15/19	20	21,100
6.50%, 11/15/21	50	53,000
6.50%, 1/01/23 (c)	25	26,250
Targa Resources Partners LP,
6.38%, 8/01/22 (c)	45	47,700
Tesoro Corp., 5.38%, 10/01/22	70	72,100
Tesoro Logistics LP/Tesoro
Logistics Finance Corp., 5.88%,
10/01/20 (c)	21	21,525
Vanguard Natural Resources,
7.88%, 4/01/20	50	50,375
Whiting Petroleum Corp., 6.50%,
10/01/18	30	32,175
		5,584,662
Paper & Forest Products — 1.5%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (c)(h)	140	134,124
Boise Cascade LLC, 7.13%,
10/15/14	150	150,000

	Par
	(000)	Value
Corporate Bonds
Paper & Forest Products (concluded)
Boise Paper Holdings LLC, 8.00%,
4/01/20	$130	$142,675
Clearwater Paper Corp.:
10.63%, 6/15/16	80	88,200
7.13%, 11/01/18	60	65,250
Longview Fibre Paper & Packaging,
Inc., 8.00%, 6/01/16 (c)	65	67,763
NewPage Corp., 11.38%,
12/31/14 (a)(i)	132	83,160
PH Glatfelter Co., 5.38%,
10/15/20 (c)(g)	40	40,400
Sappi Papier Holding GmbH,
6.63%, 4/15/21 (c)	25	24,000
		795,572
Pharmaceuticals — 0.6%
Jaguar Holding Co. II/Jaguar
Merger Sub, Inc., (FKA
Pharmaceutical Product
Development, Inc.), 9.50%,
12/01/19 (c)	60	67,350
Sky Growth Acquisition Corp.,
7.38%, 10/15/20 (c)	70	70,350
Valeant Pharmaceuticals International (c):
6.50%, 7/15/16	73	76,559
6.38%, 10/15/20 (g)	95	96,900
7.25%, 7/15/22	20	21,075
		332,234
Professional Services — 0.1%
FTI Consulting, Inc., 7.75%,
10/01/16	35	35,963
Real Estate Investment Trusts (REITs) — 0.2%
Felcor Lodging LP, 6.75%,
6/01/19	52	55,770
Rouse Co. LP, 6.75%, 5/01/13 (c)	65	66,300
		122,070
Real Estate Management & Development — 1.9%
Forest City Enterprises, Inc.,
7.63%, 6/01/15	47	46,971
Realogy Corp.:
11.50%, 4/15/17	110	117,975
12.00%, 4/15/17	20	21,100
7.88%, 2/15/19 (c)	355	372,750
7.63%, 1/15/20 (c)	100	110,250
9.00%, 1/15/20 (c)	65	71,662
Shea Homes LP, 8.63%, 5/15/19	260	289,900
		1,030,608
Road & Rail — 0.6%
Florida East Coast Railway Corp.,
8.13%, 2/01/17	80	84,200
The Hertz Corp.:
7.50%, 10/15/18	85	91,800

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Corporate Bonds
Road & Rail (concluded)
The Hertz Corp. (concluded):
6.75%, 4/15/19 (c)	$50	$52,750
7.38%, 1/15/21	100	107,500
		336,250
Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 2.38%,
5/01/32 (c)(d)	53	49,555
Spansion LLC, 7.88%, 11/15/17	90	88,650
		138,205
Software — 1.0%
Infor US, Inc. (FKA Lawson
Software, Inc.), 9.38%,
4/01/19 (c)	290	321,900
Nuance Communications, Inc.,
5.38%, 8/15/20 (c)	95	98,087
Sophia LP, 9.75%, 1/15/19 (c)	111	119,325
		539,312
Specialty Retail — 1.2%
Asbury Automotive Group, Inc.,
8.38%, 11/15/20	70	77,175
Claire's Stores, Inc., 9.00%,
3/15/19 (c)	104	107,900
Limited Brands, Inc., 5.63%,
2/15/22	30	32,325
Michaels Stores, Inc., 7.75%,
11/01/18 (c)	35	37,450
Party City Holdings, Inc., 8.88%,
8/01/20 (c)	67	71,355
Penske Automotive Group, Inc.,
5.75%, 10/01/22 (c)	85	87,125
QVC, Inc., 5.13%, 7/02/22 (c)	149	157,793
Sally Holdings LLC:
6.88%, 11/15/19	50	55,625
5.75%, 6/01/22	30	31,950
		658,698
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 6.88%,
5/01/22	60	62,550
Trading Companies & Distributors — 1.3%
Air Lease Corp., 4.50%,
1/15/16 (c)	110	110,000
Ashtead Capital, Inc., 6.50%,
7/15/22 (c)	90	94,500
Doric Nimrod Air Finance Alpha Ltd. (c):
Series 2012-1, Class A 5.13%,
11/30/24	200	208,000
Series 2012-1, Class B 6.50%,
5/30/21	200	204,220
Interline Brands, Inc., 7.50%,
11/15/18	50	54,125
		670,845

	Par
	(000)	Value
Corporate Bonds
Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18 (c)	$150	$157,500
Wireless Telecommunication Services — 3.3%
Cricket Communications, Inc.:
7.75%, 5/15/16	100	105,500
7.75%, 10/15/20	45	43,875
Digicel Group Ltd. (c):
8.25%, 9/01/17	240	259,200
10.50%, 4/15/18	100	108,750
8.25%, 9/30/20	240	252,000
MetroPCS Wireless, Inc., 6.63%,
11/15/20	160	167,600
NII Capital Corp., 7.63%, 4/01/21	57	45,315
SBA Telecommunications, Inc.,
5.75%, 7/15/20 (c)	53	55,650
Sprint Capital Corp., 6.88%,
11/15/28	418	384,560
Sprint Nextel Corp. (c):
9.00%, 11/15/18	50	60,000
7.00%, 3/01/20	260	291,200
		1,773,650
Total Corporate Bonds – 81.7%		43,624,762

Floating Rate Loan Interests (e)
Auto Components — 0.1%
Schaeffler AG, Term Loan C2,
6.00%, 1/27/17	70	70,657
Capital Markets — 0.4%
American Capital Holdings, Term
Loan, 5.50%, 7/19/16	166	166,000
Nuveen Investments, Inc.,
Incremental Term Loan, 7.25%,
5/13/17	65	65,406
		231,406
Chemicals — 0.5%
Evergreen Acqco 1 LP, Term Loan
B, 6.25%, 7/09/19	30	30,178
Ineos US Finance LLC, 6 Year Term
Loan, 6.50%, 5/04/18	219	220,979
Styron Sarl LLC, Term Loan B,
8.00%, 8/02/17	31	29,405
		280,562
Commercial Services & Supplies — 0.6%
AWAS Finance Luxembourg Sarl:
Term Loan B, 5.25%, 6/10/16	38	38,875
Term Loan B, 5.25%, 9/11/19	85	85,372
Volume Services America, Inc.,
Term Loan B, 10.50% - 10.75%,
9/16/16	197	196,500
		320,747

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	8

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Floating Rate Loan Interests (e)
Communications Equipment — 0.7%
Avaya, Inc., Term Loan B1, 3.18%,
10/24/14	$15	$14,357
Zayo Group, LLC, Term Loan B,
7.13%, 7/02/19	334	336,879
		351,236
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B,
7.25%, 10/12/17	200	206,100
Consumer Finance — 0.4%
Springleaf Financial Funding Co.,
Term Loan, 5.50%, 5/10/17	240	234,780
Diversified Consumer Services — 0.1%
ServiceMaster Co.:
Non Extended Delayed Draw,
2.72%, 7/24/14	4	3,549
Term Loan, 2.73%, 7/24/14	36	35,640
		39,189
Diversified Financial Services — 0.5%
Residential Capital LLC:
DIP Term Loan A1, 5.00%,
11/18/13	225	225,563
DIP Term Loan A2, 6.75%,
11/18/13	35	35,481
		261,044
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
Term Loan B3, 5.75%,
8/31/18	75	74,968
Term Loan B3, —%, 8/01/19	75	75,000
		149,968
Energy Equipment & Services — 1.4%
Dynegy Midwest Generation LLC,
Coal Co. Term Loan, 9.25%,
8/04/16	280	292,259
Dynegy Power LLC, Gas Co. Term
Loan, 9.25%, 8/04/16	413	432,637
		724,896
Food Products — 0.3%
Advance Pierre Foods, Term Loan
(Second Lien), 11.25%, 9/29/17	165	165,990
Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B,
5.25%, 5/17/19	80	80,615
Hupah Finance, Inc., Term Loan B,
7.25%, 1/21/19	124	126,085

	Par
	(000)	Value
Floating Rate Loan Interests (e)
Health Care Equipment & Supplies (concluded)
LHP Hospital Group, Inc., Term
Loan, 9.00%, 7/03/18	$45	$45,224
		251,924
Health Care Providers & Services — 0.3%
Harden Healthcare LLC:
Add on Term Loan A, 7.75%,
3/02/15	99	96,136
Term Loan A, 8.50%, 3/02/15	44	43,012
		139,148
Hotels, Restaurants & Leisure — 1.2%
Caesars Entertainment Operating Co.,
Inc.:
Extended Term Loan B6,
5.47%, 1/26/18	40	36,275
Term Loan B1, 3.22%,
1/28/15	118	114,677
Term Loan B2, 3.22%,
1/28/15	165	160,294
Term Loan B3, 3.22%,
1/28/15	171	165,950
Term Loan B4, 9.50%,
10/31/16	139	142,607
OSI Restaurant Partners LLC:
Revolver, 2.47% - 2.56%,
6/14/13	2	1,783
Term Loan B, 2.50%, 6/14/14	18	17,910
Travelport LLC:
Extended Tranche A Term
Loan, 6.44%, 12/01/16	38	11,327
Extended Tranche B Term
Loan, 13.94%, 12/01/16	122	9,586
		660,409
Industrial Conglomerates — 0.1%
Sequa Corp., Incremental Term
Loan, 6.25%, 12/03/14	35	34,786
IT Services — 0.2%
First Data Corp., Extended 2018
Term Loan B, 4.22%, 3/23/18	125	118,697
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term
Loan B, 8.50%, 7/19/13	125	122,619
Machinery — 0.3%
Navistar International Corp., Term
Loan B, 7.00%, 8/17/17	25	25,238
Rexnord Corp., Term Loan B,
5.00%, 4/02/18	99	99,653
Samson Investment, Second Lien
Term Loan, 9/13/18	45	45,244
		170,135

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	9

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Floating Rate Loan Interests (e)
Media — 2.1%
Affinion Group, Inc., Term Loan B,
5.00%, 7/16/15	$10	$9,030
Cengage Learning Acquisitions,
Inc., Non-Extended Term Loan,
2.47%, 7/03/14	20	18,888
Clear Channel Communications, Inc.:
Term Loan B, 3.87%, 1/28/16	335	273,283
Term Loan C, 3.87%, 1/28/16	74	59,318
EMI Music Publishing Ltd., Term
Loan B, 5.50%, 6/29/18	80	80,658
Intelsat Jackson Holdings SA,
Tranche B Term Loan, 5.25%,
4/02/18	380	379,780
Interactive Data Corp., Term Loan
B, 4.50%, 2/12/18	80	80,164
Newsday LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13	200	200,334
		1,101,455
Metals & Mining — 0.1%
Constellium Holding Co. BV, Term
Loan B, 9.25%, 5/25/18	80	78,404
Oil, Gas & Consumable Fuels — 0.8%
Chesapeake Energy Corp.,
Unsecured Term Loan, 8.50%,
12/01/17	215	215,548
Station Casinos, Inc., Term Loan B,
6.00%, 9/07/19	195	195,304
		410,852
Paper & Forest Products — 0.2%
NewPage Corp., DIP Term Loan,
8.00%, 3/07/13	100	100,938
Pharmaceuticals — 0.1%
Jaguar Holding Co. II/Jaguar
Merger Sub, Inc., (FKA
Pharmaceutical Product
Development, Inc.), Term Loan
B, 6.25%, 12/05/18	55	55,001
Professional Services — 0.1%
Truven Health Analytics, Inc.(FKA
Thomson Reuters (Healthcare),
Inc.), Term Loan B, 6.75%,
6/06/19	60	60,280
Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., Term Loan A1,
5.00%, 6/28/13	75	74,665
Real Estate Management & Development — 0.3%
Realogy Corp.:
Extended Letter of Credit,
4.47%, 10/10/16	15	14,942
Extended Term Loan, 4.48%,
10/10/16	107	105,854

	Par
	(000)	Value
Floating Rate Loan Interests (e)
Real Estate Management & Development (concluded)
Stockbridge SBE Holdings LLC,
Term Loan B, 13.00%, 5/02/17	$30	$29,850
		150,646
Software — 0.4%
Infor US, Inc.(FKA Lawson
Software, Inc.), Term Loan B2,
5.25%, 4/05/18	214	214,999
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials
LLC, Term Loan B, 6.75%,
4/10/18	194	193,297
Wireless Telecommunication Services — 0.8%
Crown Castle International Corp.,
Term Loan B, 4.00%, 1/31/19	10	9,862
Vodafone Americas Finance 2, Inc.,
Term Loan, 6.88%, 8/11/15 (h)	399	410,506
		420,368
Total Floating Rate Loan Interests – 13.9%		7,395,198

Other Interests (a) (j)
Lear Corp. Escrow	250	2,656
Stanley Martin, Class B Membership
Units, (Acquired 4/03/06, Cost
$48,824) (k)	—(l)	65,346
Total Other Interests – 0.1%		68,002

Preferred Securities
Capital Trusts
Insurance — 0.1%
Genworth Financial, Inc., 6.15%,
11/15/66 (e)	110	70,675
Total Capital Trusts – 0.1%		70,675

	Shares
Preferred Stocks
Auto Components — 0.6%
Dana Holding Corp., 4.00% (c)(d)	2,980	319,605
Diversified Financial Services — 1.5%
Ally Financial, Inc., 7.00% (c)	760	710,956
Citigroup, Inc., 7.50% (d)	800	77,584
		788,540

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	10

Schedule of Investments (continued)	BlackRock High Yield Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Preferred Securities
Preferred Stocks
Real Estate Investment Trusts (REITs) — 0.1%
MPG Office Trust, Inc., Series A,
7.63% (a)	1,788	$40,302
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series O, 0.00% (a)(e)	10,000	11,000
Freddie Mac, Series Z, 0.00% (a)(e)	15,157	12,883
		23,883
Total Preferred Stocks – 2.2%		1,172,330

Trust Preferreds
Diversified Financial Services — 0.7%
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40	14,920	374,641
Total Trust Preferreds – 0.7%		374,641
Total Preferred Securities – 3.0%		1,617,646

Warrants (m)
Software — 0.0%
Bankruptcy Management
Solutions, Inc. (Expires 9/29/17)	78	—
Total Warrants – 0.0%		—
Total Investments (Cost - $53,241,732*) – 102.5%		54,746,974
Liabilities in Excess of Other Assets – (2.5)%		(1,326,539)
Net Assets – 100.0%		$53,420,435

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$53,391,357
Gross unrealized appreciation	$2,850,624
Gross unrealized depreciation	(1,495,007)
Net unrealized appreciation	$1,355,617

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Convertible security.
(e)	Variable rate security. Rate shown is as of report date.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$33,660	$660
Bank of America Corp.	$459,673	$(3,369)
Morgan Stanley	$37,810	$105
Credit Suisse Group AG	$258,750	$3,750
JPMorgan Chase & Co.	$137,300	$2,300
JPMorgan Chase & Co.	$96,900	$1,900
Goldman Sachs Group, Inc.	$59,550	$(450)

(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Restricted security as to resale. As of report date the Portfolio held 0.1% of its net assets, with a current value of $65,346 and an original cost of $48,824 in this security.
(l)	Amount is less than $500.
(m)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
•	Investments in issuers considered to be an affiliate of the Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	5,383,394	(5,383,394)	—	$ 1,811

Portfolio Abbreviations

To simplify the listings of Portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

DIP	Debtor-In-Possession
FKA	Formerly Known As

•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	11

Schedule of Investments (continued)	BlackRock High Yield Portfolio

•	Financial futures contracts sold as of September 30, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
16	S&P 500 E-Mini Index	Chicago Mercantile	December 2012	USD 1,147,360	$13,006

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2012 were as follows:
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
MGM Resorts
International	5.00%	Deutsche Bank AG	6/20/15	USD	15	$(1,475)
MGM Resorts
International	5.00%	Deutsche Bank AG	6/20/15	USD	15	(1,592)
MGM Resorts
International	5.00%	Deutsche Bank AG	6/20/15	USD	30	(2,861)
MGM Resorts
International	5.00%	Deutsche Bank AG	6/20/15	USD	15	(1,138)
MGM Resorts
International	5.00%	Deutsche Bank AG	6/20/15	USD	15	(1,229)
Total						$(8,295)

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term
Investments:[1]
Common
Stocks	$1,441,138	$600,227	$1	$2,041,366
Corporate
Bonds	—	43,393,903	230,859	43,624,762
Floating Rate
Loan
Interests	—	6,105,746	1,289,452	7,395,198
Other
Interests	—	—	68,002	68,002
Preferred
Securities.	516,410	1,101,236	—	1,617,646
Total	$1,957,548	$51,201,112	$1,588,314	$54,746,974

[1]	See above Schedule of Investments for values in each industry.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	12

Schedule of Investments (concluded)	BlackRock High Yield Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity
contracts	$13,006	—	—	$13,006
Liabilities:
Credit
contracts	—	$(8,295)	—	(8,295)
Total	$13,006	$(8,295)	—	$4,711

2 Derivative financial instruments are financial futures contracts and swaps which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Portfolio’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged
as collateral
for financial
futures
contracts	$35,000	—	—	$35,000
Foreign currency
at value	459	—	—	459
Liabilities:
Bank overdraft		$(477,380)	—	(477,380)
Total	$35,459	$(477,380)	—	$(441,921)

At December 31, 2011, certain securities had restrictions on resale which caused the security to be categorized as Level 2 in the hierarchy. At September 30, 2012, such restrictions on resale had been rescinded and the security is categorized as Level 1 in the hierarchy which caused transfers from Level 2 to Level 1 with a beginning period value of $642,147.

Certain of the Portfolio's investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of December 31, 2011	$7,532	$257,514	$664,987	$45,365	$1	$975,399
Transfers into Level 3[1]	—	—	224,802	—	—	224,802
Transfers out of Level 3[1]	(7,530)	—	(123,027)	—	—	(130,557)
Accrued discounts/premiums	—	—	2,073	—	—	2,073
Net realized gain (loss)	—	—	262	—	—	262
Net change in unrealized appreciation/depreciation[2]	(1)	(2,730)	20,573	22,637	(1)	40,478
Purchases	—	—	519,582	—	—	519,582
Sales	—	(23,925)	(19,800)	—	—	(43,725)
Closing Balance, as of September 30, 2012	$1	$230,859	$1,289,452	$68,002	—	$1,588,314

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2012 was $43,182.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	13

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Airlines — 1.4%
Delta Air Lines, Inc. (a)	141,600	$1,297,056
United Continental Holdings, Inc. (a)	43,388	846,066
		2,143,122
Auto Components — 0.8%
TRW Automotive Holdings Corp. (a)	30,225	1,321,135
Beverages — 1.9%
The Coca-Cola Co.	80,125	3,039,141
Capital Markets — 1.8%
The Goldman Sachs Group, Inc.	25,239	2,869,170
Chemicals — 0.9%
CF Industries Holdings, Inc.	6,275	1,394,556
Commercial Banks — 2.7%
Regions Financial Corp.	119,375	860,694
US Bancorp	90,575	3,106,722
Wells Fargo & Co.	8,850	305,591
		4,273,007
Computers & Peripherals — 7.8%
Apple, Inc.	12,500	8,340,750
EMC Corp. (a)	51,200	1,396,224
Hewlett-Packard Co.	57,600	982,656
Western Digital Corp.	37,200	1,440,756
		12,160,386
Construction & Engineering — 0.7%
KBR, Inc.	37,288	1,111,928
Consumer Finance — 1.2%
Discover Financial Services	47,300	1,879,229
Containers & Packaging — 1.9%
Packaging Corp. of America	43,041	1,562,388
Rock-Tenn Co., Class A	19,400	1,400,292
		2,962,680
Diversified Consumer Services — 0.5%
Apollo Group, Inc., Class A (a)(b)	27,540	800,037
Diversified Financial Services — 5.8%
Citigroup, Inc.	129,550	4,238,876
JPMorgan Chase & Co.	117,965	4,775,223
		9,014,099
Diversified Telecommunication Services — 1.4%
Verizon Communications, Inc.	47,675	2,172,550
Energy Equipment & Services — 1.1%
Oceaneering International, Inc.	30,850	1,704,462
Food & Staples Retailing — 4.3%
CVS Caremark Corp.	45,875	2,221,267
Wal-Mart Stores, Inc.	60,625	4,474,125
		6,695,392

	Shares	Value
Common Stocks
Health Care Equipment & Supplies — 1.1%
Zimmer Holdings, Inc.	25,700	$1,737,834
Health Care Providers & Services — 5.0%
Express Scripts Holding Co. (a)	46,400	2,907,888
Humana, Inc.	13,950	978,592
McKesson Corp.	20,100	1,729,203
UnitedHealth Group, Inc.	40,100	2,221,941
		7,837,624
Independent Power Producers & Energy Traders — 1.7%
The AES Corp. (a)	121,350	1,331,209
NRG Energy, Inc.	61,200	1,309,068
		2,640,277
Industrial Conglomerates — 3.7%
3M Co.	32,925	3,042,928
General Electric Co.	42,925	974,827
Tyco International Ltd.	31,650	1,780,629
		5,798,384
Insurance — 6.1%
American International Group, Inc. (a)	76,300	2,501,877
The Chubb Corp.	24,150	1,842,162
Lincoln National Corp.	49,775	1,204,057
MetLife, Inc.	60,125	2,071,908
The Travelers Cos., Inc.	28,200	1,924,932
		9,544,936
Internet & Catalog Retail — 1.2%
Expedia, Inc.	32,715	1,892,236
Internet Software & Services — 3.7%
Google, Inc., Class A (a)	7,625	5,753,062
IT Services — 2.8%
Alliance Data Systems Corp. (a)	10,800	1,533,060
International Business Machines
Corp.	7,100	1,472,895
The Western Union Co.	72,850	1,327,327
		4,333,282
Life Sciences Tools & Services — 1.1%
Agilent Technologies, Inc.	45,000	1,730,250
Machinery — 1.1%
Ingersoll-Rand Plc	39,500	1,770,390
Media — 7.9%
Comcast Corp., Class A	110,700	3,959,739
DISH Network Corp., Class A	39,225	1,200,677
The McGraw-Hill Cos., Inc.	19,750	1,078,153
News Corp., Class A	140,725	3,451,984
Time Warner Cable, Inc.	28,880	2,745,333
		12,435,886
Metals & Mining — 0.5%
Alcoa, Inc.	82,175	727,249

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Multi-Utilities — 1.0%
Ameren Corp.	46,350	$1,514,255
Multiline Retail — 1.6%
Dillard's, Inc., Class A	17,830	1,289,466
Nordstrom, Inc.	21,275	1,173,954
		2,463,420
Office Electronics — 0.4%
Xerox Corp.	95,350	699,869
Oil, Gas & Consumable Fuels — 11.3%
Chevron Corp.	36,800	4,289,408
Exxon Mobil Corp.	69,050	6,314,622
Marathon Oil Corp.	55,275	1,634,482
Marathon Petroleum Corp.	42,950	2,344,641
Suncor Energy, Inc.	94,460	3,103,011
		17,686,164
Pharmaceuticals — 8.9%
Abbott Laboratories	39,500	2,708,120
Eli Lilly & Co.	28,225	1,338,147
Forest Laboratories, Inc. (a)	47,250	1,682,573
Johnson & Johnson	7,400	509,934
Merck & Co., Inc.	72,600	3,274,260
Pfizer, Inc.	175,350	4,357,447
		13,870,481
Semiconductors & Semiconductor Equipment — 1.3%
KLA-Tencor Corp.	42,475	2,026,270
Software — 3.2%
CA, Inc.	44,325	1,142,034
Microsoft Corp.	131,200	3,907,136
		5,049,170
Specialty Retail — 0.9%
Foot Locker, Inc.	14,247	505,768
The Gap, Inc.	25,360	907,381
		1,413,149
Tobacco — 1.1%
Philip Morris International, Inc.	18,850	1,695,369
Total Long-Term Investments
(Cost – $135,883,977) – 99.8%		156,160,451

Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.16% (c)(d)	1,003,029	1,003,029

	Beneficial Interest (000)	Value
BlackRock Liquidity Series LLC,
Money Market Series, 0.29%
(c)(d)(e)	$ 815	$815,194
Total Short-Term Securities
(Cost – $1,818,223) – 1.2%		1,818,223
Total Investments (Cost - $137,702,200*) – 101.0%		157,978,674
Liabilities in Excess of Other Assets – (1.0)%		(1,616,531)
Net Assets – 100.0%		$156,362,143

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$139,253,059
Gross unrealized appreciation	$22,152,147
Gross unrealized depreciation	(3,426,532)
Net unrealized appreciation	$18,725,615

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares/ Beneficial Interest Held at December 31, 2011	Net Activity	Shares/ Beneficial Interest Held at September 30, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	—	1,003,029	1,003,029	$ 560
BlackRock
Liquidity
Series LLC,
Money
Market
Series	$ 5,240,782	$(4,425,588)	$ 815,194	$125,944

(d)	Represents the current yield as of report date.
(e)	Security was purchased with the cash collateral from loaned securities.
•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio's investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	$156,160,451	—	—	$156,160,451
Short-Term
Securities	1,003,029	$815,194	—	1,818,223
Total	$157,163,480	$815,194	—	$157,978,674

[1]	See above Schedule of Investments for values in each industry.

Certain of the Portfolio's liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, collateral on securities loaned at value of $815,194 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Certificates of Deposit (a)
Yankee
Bank of Montreal, Chicago:
0.32%, 12/11/12	$ 3,000	$3,000,000
0.28%, 12/20/12	2,000	2,000,000
0.44%, 7/17/13 (b)	1,500	1,500,000
Bank of Nova Scotia, Houston:
0.76%, 10/18/12 (b)	830	830,134
0.32%, 2/11/13	2,000	2,000,000
BNP Paribas, NY:
0.38%, 12/04/12	1,000	1,000,000
0.42%, 1/02/13	1,000	1,000,000
Canadian Imperial Bank of
Commerce, NY, 0.32%,
3/01/13 (b)	2,625	2,625,000
Credit Industriel ET Commercial, NY,
0.44%, 12/04/12	1,500	1,500,000
Credit Suisse, NY, 0.32%, 2/04/13	2,000	2,000,000
Norinchukin Bank, NY, 0.17%,
10/02/12	4,000	4,000,000
Rabobank Nederland NV, NY:
0.53%, 10/25/12	2,000	2,000,000
0.63%, 4/24/13 (b)	1,600	1,600,000
Societe Generale, NY, 0.46%,
12/03/12	1,000	1,000,000
Sumitomo Mitsui Trust & Banking Co.
Ltd., NY:
0.37%, 10/10/12	5,000	5,000,000
0.37%, 1/22/13	3,000	3,000,000
Toronto-Dominion Bank, NY, 0.32%,
3/18/13	2,000	2,000,000
Westpac Banking Corp., NY, 0.33%,
1/04/13 (b)	5,000	5,000,000
Total Certificates of Deposit – 24.1%		41,055,134

Commercial Paper (c)
Atlantis One Funding Corp., 0.47%,
3/07/13	1,000	997,950
Bank of Tokyo-Mitsubishi UFJ Ltd.,
NY, 0.41%, 11/26/12	1,000	999,362
Charta LLC, 0.24%, 10/15/12	4,000	3,999,627
Ciesco LLC:
0.34%, 11/05/12	2,000	1,999,339
0.34%, 11/19/12	3,000	2,998,612
Collateralized CP Co. LLC:
0.33%, 10/10/12	2,000	1,999,835
0.28%, 11/01/12	3,000	2,999,277
0.38%, 1/17/13	1,000	998,860
CRC Funding LLC, 0.28%, 11/14/12	2,000	1,999,315
Erste Abwicklungsanstalt:
0.52%, 11/19/12	1,710	1,708,790
0.73%, 1/07/13	1,500	1,497,040
0.56%, 3/06/13	2,000	1,995,147

	Par (000)	Value
Commercial Paper (c)
Fairway Finance Co., LLC, 0.27%,
2/07/13 (b)	$ 1,500	$1,500,000
Gemini Securitization Corp. LLC:
0.41%, 11/05/12	2,000	1,999,203
0.36%, 12/03/12	2,000	1,998,740
Govco LLC, 0.32%, 11/05/12	3,500	3,498,911
ING (US) Funding LLC:
0.36%, 11/05/12	2,000	1,999,300
0.38%, 11/16/12	3,500	3,498,300
0.34%, 12/11/12	2,000	1,998,659
Jupiter Securitization Company LLC,
0.21%, 12/14/12	4,000	3,998,273
Kells Funding LLC, 0.58%, 11/28/12	1,500	1,498,598
Matchpoint Master Trust:
0.35%, 10/09/12	3,500	3,499,728
0.30%, 10/24/12	1,000	999,808
MetLife Short-Term Funding LLC:
0.29%, 1/14/13	4,600	4,596,109
0.27%, 1/15/13	3,500	3,497,217
Rabobank USA Financial Corp.:
0.49%, 2/01/13	1,000	998,343
0.38%, 3/18/13	500	499,113
State Street Corp.:
0.24%, 11/01/12	2,000	1,999,587
0.30%, 1/11/13	2,000	1,998,300
Svenska Handelsbanken Inc., 0.30%,
10/26/12	1,000	999,792
Total Commercial Paper – 38.3%		65,271,135

Corporate Notes
JPMorgan Chase Bank NA, 0.53%,
5/17/13 (b)	2,310	2,310,000
Total Corporate Notes – 1.4%		2,310,000

Municipal Bonds (d)
Brazos River Harbor TX Nav. District, RB,
VRDN, Joint Venture Project, AMT
(JPMorgan Chase Bank LOC), 0.24%,
10/01/12	2,100	2,100,000
California HFA, RB, VRDN, Home
Mortgage, Series U, AMT (Freddie Mac
LOC, Fannie Mae LOC), 0.19%,
10/05/12	900	900,000
City of Houston Texas, Refunding RB,
VRDN, First Lien, Series B-3
(Sumitomo Mitsui Banking LOC),
0.17%, 10/05/12	3,000	3,000,000
County of Catawba North Carolina, RB,
VRDN, Catawba Valley Medical Center
(Branch Banking & Trust LOC), 0.26%,
10/05/12	4,285	4,285,000

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

	Par
	(000)	Value
Municipal Bonds (d)
County of Pitkin Colorado, Refunding
RB, VRDN, Aspen Skiing Co. Project,
Series A (JPMorgan Chase & Co. LOC),
0.20%, 10/01/12	$ 2,000	$2,000,000
Michigan State HDA, Refunding RB,
VRDN, Series D (Fannie Mae LOC,
Freddie Mac LOC), 0.17%, 10/05/12	1,465	1,465,000
New York City Industrial Development
Agency, RB, VRDN, New York Law
School Project, Series A (JPMorgan
Chase Bank LOC), 0.18%, 10/05/12	1,760	1,760,000
Rhode Island Housing & Mortgage
Finance Corp., M/F, MRB, VRDN,
Groves at Johnston Project (Freddie
Mac LOC), 0.18%, 10/05/12	3,600	3,600,000
State of California, GO, VRDN, Series C-
4 (JPMorgan Chase & Co. LOC),
0.16%, 10/01/12	3,300	3,300,000
Total Municipal Bonds – 13.1%		22,410,000

US Government Sponsored Agency Obligations (b)
Fannie Mae Variable Rate Notes,
0.25%, 12/20/12	1,500	1,499,933
Freddie Mac Variable Rate Notes (b):
0.17%, 11/02/12	2,000	1,999,894
0.31%, 1/24/13	500	499,937
0.37%, 9/03/13	2,000	1,999,627
0.17%, 9/13/13	5,000	4,997,119
Total US Government Sponsored
Agency Obligations – 6.4%		10,996,510

US Treasury Obligations
US Treasury Bills (c):
0.14%, 3/21/13	2,500	2,498,361
0.14%, 3/28/13	3,000	2,997,924
US Treasury Notes:
2.88%, 1/31/13	3,000	3,026,894
0.63%, 2/28/13	700	701,243
0.63%, 4/30/13	7,700	7,718,448
0.38%, 6/30/13	1,000	1,001,006
Total US Treasury Obligations – 10.5%		17,943,876

	Par
	(000)	Value
Repurchase Agreements
Deutsche Bank Securities, Inc., 0.20%,
10/01/12 (Purchased on 9/28/12
to be repurchased at $10,447,174,
collateralized by Freddie Mac,4.63%
due 10/25/12, par and fair values of
$10,416,000 and $10,656,154,
respectively)	$ 10,447	$10,447,000
Total Repurchase Agreements – 6.1%		10,447,000
Total Investments (Cost - $170,433,655*) – 99.9%		170,433,655
Other Assets Less Liabilities – 0.1%		96,427
Net Assets – 100.0%		$170,530,082

*	Cost for federal income tax purposes.
(a)	Issuer is a US branch of foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
Fannie Mae	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HDA	Housing Development Agency
LOC	Letter of Credit
M/F	Munti-Family
MRB	Mortgage Revenue Bonds
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Portfolio's investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term
Securities[1]	—	$170,433,655	—	$ 170,433,655

[1]	See above Schedule of Investments for values in each security type.

Certain of the Portfolio’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, bank overdraft of $19,303 is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities
321 Henderson Receivables I LLC,
Series 2010-1A, Class A, 5.56%,
7/15/59 (a)	USD	407	$457,104
ACE Securities Corp., Series 2003-
OP1, Class A2, 0.94%,
12/25/33 (b)		23	18,722
AH Mortgage Advance Trust, Series
SART-3, Class 1A1, 2.98%,
3/13/43 (a)		140	140,917
AmeriCredit Automobile Receivables
Trust:
Series 2011-5, Class C,
3.44%, 10/08/17		90	93,945
Series 2012-2, Class C,
2.64%, 10/10/17		115	117,733
Series 2012-2, Class D,
3.38%, 4/09/18		160	164,204
Series 2012-3, Class C,
2.42%, 5/08/18		100	101,730
Series 2012-3, Class D,
3.03%, 7/09/18		75	76,085
Series 2012-4, Class B,
1.31%, 11/08/17		45	45,063
Series 2012-4, Class C,
1.93%, 8/08/18		70	70,136
Series 2012-4, Class D,
2.68%, 10/09/18		25	25,045
Capital Trust Re CDO Ltd., Series
2006-4A, Class A1, 0.53%,
10/20/43 (a)(b)		141	123,566
CarMax Auto Owner Trust:
Series 2012-1, Class B,
1.76%, 8/15/17		45	45,486
Series 2012-1, Class C,
2.20%, 10/16/17		25	25,380
Series 2012-1, Class D,
3.09%, 8/15/18		35	35,361
Countrywide Asset-Backed Certificates (b):
Series 2003-BC3, Class A2,
0.84%, 9/25/33		27	24,309
Series 2004-5, Class A,
0.67%, 10/25/34		33	29,796
DT Auto Owner Trust (a):
Series 2012-1A, Class B,
2.26%, 10/16/17		250	250,555
Series 2012-1A, Class D,
4.94%, 7/16/18		250	253,802
Ford Credit Floorplan Master Owner
Trust:
Series 2010-5, Class C,
2.07%, 9/15/15 (a)		60	60,513
Series 2010-5, Class D,
2.41%, 9/15/15 (a)		30	30,354
Series 2011-2, Class C,
2.37%, 9/15/15		75	75,214

		Par (000)	Value
Asset-Backed Securities
Ford Credit Floorplan Master Owner
Trust (concluded):
Series 2011-2, Class D,
2.86%, 9/15/15	USD	50	$50,140
Series 2012-1, Class C,
1.72%, 1/15/16 (b)		105	105,411
Series 2012-1, Class D,
2.32%, 1/15/16 (b)		100	100,650
Series 2012-4, Class C,
1.39%, 9/15/16		100	100,076
Series 2012-4, Class D,
2.09%, 9/15/16		100	100,085
Series 2012-5, Class C,
2.14%, 9/15/19		100	100,449
Series 2012-5, Class D,
2.73%, 9/15/19		100	100,423
Hyundai Auto Receivables Trust,
Series 2012-A, Class D, 2.61%,
5/15/18		60	60,841
ING Investment Management (a)(b):
Series 2012-2A, Class A,
1.97%, 10/15/22		250	250,000
Series 2012-3A, Class A,
1.77%, 10/15/22 (c)		315	313,948
Morgan Stanley ABS Capital I,
Series 2005-HE1, Class A2MZ,
0.52%, 12/25/34 (b)		35	31,272
Nelnet Student Loan Trust (b):
Series 2006-1, Class A5,
0.54%, 8/23/27		130	123,363
Series 2008-3, Class A4,
2.08%, 11/25/24		135	141,754
New Century Home Equity Loan
Trust, Series 2005-2, Class
A2MZ, 0.48%, 6/25/35 (b)		103	101,465
Option One Mortgage Loan Trust,
Series 2003-4, Class A2, 0.86%,
7/25/33 (b)		65	53,939
OZLM Funding Ltd., Series 2012-
2A, Class A1, 1.87%, 10/30/23
(a)(b)(c)		250	250,000
PFS Financing Corp., Series 2012-
AA, Class A, 1.42%, 2/15/16
(a)(b)		110	110,376
RAAC, Series 2005-SP2, Class 2A,
0.52%, 6/25/44 (b)		226	184,692
Residential Asset Securities Corp.,
Series 2003-KS5, Class AIIB,
0.80%, 7/25/33 (b)		30	22,883
Santander Consumer Acquired
Receivables Trust (a):
Series 2011-S1A, Class B,
1.66%, 8/15/16		105	104,839
Series 2011-S1A, Class C,
2.01%, 8/15/16		83	83,587

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Asset-Backed Securities
Santander Consumer Acquired
Receivables Trust (a) (concluded):
Series 2011-WO, Class C,
3.19%, 10/15/15	USD	140	$144,136
Santander Drive Auto Receivables Trust:
Series 2010-2, Class C,
3.89%, 7/17/17		250	259,617
Series 2011-1, Class D,
4.01%, 2/15/17		100	102,191
Series 2011-S1A, Class B,
1.48%, 5/15/17 (a)		62	62,303
Series 2011-S1A, Class D,
3.10%, 5/15/17 (a)		68	68,178
Series 2012-1, Class B,
2.72%, 5/16/16		55	56,034
Series 2012-1, Class C,
3.78%, 11/15/17		70	73,402
Series 2012-2, Class C,
3.20%, 2/15/18		160	163,087
Series 2012-2, Class D,
3.87%, 2/15/18		100	102,927
Series 2012-3, Class B,
1.94%, 12/15/16		160	160,714
Series 2012-3, Class C,
3.01%, 4/16/18		215	218,017
Series 2012-3, Class D,
3.64%, 5/15/18		180	183,566
Series 2012-4, Class C,
2.94%, 12/15/17		110	112,398
Series 2012-4, Class D,
3.50%, 6/15/18		150	152,533
Series 2012-5, Class B,
1.56%, 8/15/18		105	105,324
Series 2012-5, Class C,
2.70%, 8/15/18		50	50,760
Series 2012-5, Class D,
3.30%, 9/17/18		45	46,253
Scholar Funding Trust, Series
2011-A, Class A, 1.35%,
10/28/43 (a)(b)		114	111,145
SLM Student Loan Trust:
Series 2004-B, Class A2,
0.59%, 6/15/21 (b)		174	169,622
Series 2008-5, Class A4,
2.15%, 7/25/23 (b)		125	131,772
Series 2011-C, Class A2B,
4.54%, 10/17/44 (a)		100	109,775
Series 2012-A, Class A1,
1.62%, 8/15/25 (a)(b)		85	86,327
Series 2012-A, Class A2,
3.83%, 1/17/45 (a)		100	106,908
Series 2012-C, Class A1,
1.32%, 8/15/23 (a)(b)		154	155,079
Series 2012-C, Class A2,
3.31%, 10/15/46 (a)		265	280,032

		Par (000)	Value
Asset-Backed Securities
SLM Student Loan Trust (concluded):
Series 2012-D, Class A2,
2.95%, 2/15/46 (a)	USD	310	$322,244
Structured Asset Securities Corp. (b):
Series 2004-23XS, Class 2A1,
0.52%, 1/25/35		87	72,105
Series 2005-GEL2, Class A,
0.50%, 4/25/35		22	20,323
World Financial Network Credit
Card Master Trust, Series 2012-
C, Class A, 2.23%, 8/15/22		220	223,107
Total Asset-Backed Securities – 10.2%			8,605,092

Corporate Bonds
Auto Components — 0.1%
BorgWarner, Inc., 4.63%, 9/15/20		65	72,241
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22		70	70,991
3.75%, 7/15/42		75	75,185
Pernod-Ricard SA, 5.75%,
4/07/21 (a)		150	178,461
			324,637
Capital Markets — 1.0%
Credit Suisse AG, 5.40%, 1/14/20		11	12,023
The Goldman Sachs Group, Inc.,
5.75%, 1/24/22		750	863,907
			875,930
Commercial Banks — 2.0%
Caisse Centrale Desjardins du
Quebec, 2.55%, 3/24/16 (a)		500	531,650
Canadian Imperial Bank of
Commerce, 2.60%, 7/02/15 (a)		135	142,709
Commerzbank AG, 6.38%,
3/22/19	EUR	100	119,364
Eksportfinans ASA, 5.50%,
5/25/16	USD	155	158,100
HSBC Bank Brasil SA - Banco
Multiplo, 4.00%, 5/11/16 (a)		330	339,487
HSBC Bank Plc, 3.10%, 5/24/16 (a)		160	168,606
Sparebank 1 Boligkreditt AS,
2.30%, 6/30/18 (a)		225	234,832
			1,694,748
Consumer Finance — 0.4%
Ford Motor Credit Co. LLC, 6.63%,
8/15/17		100	115,992
SLM Corp., 6.25%, 1/25/16		162	175,770
			291,762

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Containers & Packaging — 0.1%
Rock-Tenn Co., 4.00%,
3/01/23 (a)	USD	70	$71,131
Diversified Financial Services — 4.2%
Bank of America Corp.:
6.50%, 8/01/16		65	75,173
3.88%, 3/22/17		120	129,137
5.65%, 5/01/18		120	136,821
7.63%, 6/01/19		75	93,655
5.70%, 1/24/22		500	587,280
Citigroup, Inc.:
4.59%, 12/15/15		560	607,615
4.45%, 1/10/17		50	54,919
JPMorgan Chase & Co.:
3.15%, 7/05/16		130	137,500
4.50%, 1/24/22		120	133,110
3.25%, 9/23/22		284	287,946
JPMorgan Chase Bank NA, 6.00%,
7/05/17		450	527,636
Reynolds Group Issuer, Inc.:
7.88%, 8/15/19		200	216,000
6.88%, 2/15/21		130	137,150
Tiers Trust, Series 2012-1, 2.19%,
5/12/14 (a)(b)		449	449,000
			3,572,942
Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc., 8.13%,
7/01/19		105	111,562
Verizon Communications, Inc.:
3.50%, 11/01/21		110	121,355
6.40%, 2/15/38		160	215,642
			448,559
Electric Utilities — 2.2%
Alabama Power Co., 3.95%,
6/01/21		105	118,647
The Cleveland Electric Illuminating Co.:
8.88%, 11/15/18		13	17,574
5.95%, 12/15/36		56	65,013
Duke Energy Carolinas LLC, 4.25%,
12/15/41		75	79,062
Florida Power & Light Co., 5.95%,
2/01/38		225	307,018
Georgia Power Co., 3.00%,
4/15/16		190	203,763
Hydro-Quebec:
8.40%, 1/15/22		170	245,143
8.05%, 7/07/24		445	659,193
Jersey Central Power & Light Co.,
7.35%, 2/01/19		55	70,568
Trans-Allegheny Interstate Line Co.,
4.00%, 1/15/15 (a)		60	62,859
			1,828,840

		Par (000)	Value
Corporate Bonds
Energy Equipment & Services — 1.7%
Ensco Plc, 3.25%, 3/15/16	USD	40	$42,676
EOG Resources, Inc., 2.63%,
3/15/23		121	122,304
MEG Energy Corp. (a):
6.50%, 3/15/21		235	251,450
6.38%, 1/30/23		40	42,700
Peabody Energy Corp., 6.25%,
11/15/21 (a)		90	89,550
Pride International, Inc., 6.88%,
8/15/20		55	69,626
Transocean, Inc.:
5.05%, 12/15/16		190	212,317
2.50%, 10/15/17		120	120,665
6.00%, 3/15/18		260	303,610
3.80%, 10/15/22		145	145,751
			1,400,649
Food Products — 0.7%
Kraft Foods Group, Inc. (a):
3.50%, 6/06/22		207	218,714
5.00%, 6/04/42		91	101,518
Mondelez International, Inc.:
6.50%, 8/11/17		75	92,211
6.50%, 2/09/40		120	162,544
			574,987
Health Care Equipment & Supplies — 0.4%
Boston Scientific Corp., 6.25%,
11/15/15		280	317,520
Health Care Providers & Services — 0.7%
Coventry Health Care, Inc., 5.45%,
6/15/21		77	90,145
HCA, Inc., 7.25%, 9/15/20		225	252,000
Tenet Healthcare Corp.:
6.25%, 11/01/18		110	121,275
8.88%, 7/01/19		70	79,100
UnitedHealth Group, Inc., 3.38%,
11/15/21		35	37,316
WellPoint, Inc., 3.30%, 1/15/23		16	16,183
			596,019
Hotels, Restaurants & Leisure — 0.2%
MGM Resorts International,
11.13%, 11/15/17		—	—
Wyndham Worldwide Corp., 4.25%,
3/01/22		160	164,442
			164,442
Independent Power Producers & Energy Traders — 0.4%
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20		230	258,750
Exelon Generation Co. LLC, 4.25%,
6/15/22 (a)		30	31,742

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Independent Power Producers & Energy Traders (concluded)
Laredo Petroleum, Inc., 7.38%,
5/01/22	USD	70	$75,600
			366,092
Industrial Conglomerates — 0.1%
Sequa Corp., 11.75%,
12/01/15 (a)		60	63,000
Insurance — 3.4%
Allianz Finance II BV, 5.75%,
7/08/41	EUR	200	259,809
American International Group, Inc.:
3.80%, 3/22/17	USD	190	204,366
5.45%, 5/18/17		85	96,914
4.88%, 6/01/22		217	244,549
AXA SA, 5.25%, 4/16/40	EUR	100	117,649
Hartford Life Global Funding
Trusts, 0.57%, 6/16/14 (b)	USD	550	541,252
ING Verzekeringen NV, 2.09%,
6/21/21 (b)	EUR	20	24,673
Lincoln National Corp., 7.00%,
6/15/40	USD	70	87,221
Manulife Financial Corp., 3.40%,
9/17/15		190	198,946
Metropolitan Life Global Funding I,
2.50%, 1/11/13 (a)		690	693,786
Prudential Financial, Inc.:
5.38%, 6/21/20		110	127,159
4.50%, 11/15/20		110	122,333
5.88%, 9/15/42		151	154,775
			2,873,432
IT Services — 0.1%
First Data Corp. (a):
7.38%, 6/15/19		50	51,563
8.25%, 1/15/21		10	9,975
			61,538
Machinery — 0.2%
UR Merger Sub Corp., 7.63%,
4/15/22 (a)		180	197,100
Media — 3.1%
CBS Corp.:
4.63%, 5/15/18		35	39,833
8.88%, 5/15/19		80	107,232
5.75%, 4/15/20		60	72,140
CCH II LLC, 13.50%, 11/30/16		90	97,489
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/17		53	56,842
Series B, 9.25%, 12/15/17		263	283,382
Comcast Cable Communications
Holdings, Inc., 9.46%, 11/15/22		75	111,978
Comcast Corp.:
5.88%, 2/15/18		152	184,920
4.65%, 7/15/42		255	272,750

		Par (000)	Value
Corporate Bonds
Media (concluded)
Cox Communications, Inc., 8.38%,
3/01/39 (a)	USD	150	$228,382
DIRECTV Holdings LLC:
6.38%, 3/01/41		58	67,900
5.15%, 3/15/42		47	47,817
Intelsat Jackson Holdings SA,
7.25%, 4/01/19		104	112,320
NBC Universal Media LLC:
5.15%, 4/30/20		246	291,531
4.38%, 4/01/21		30	34,018
2.88%, 1/15/23 (c)		65	64,881
Time Warner Cable, Inc.:
5.50%, 9/01/41		75	84,869
4.50%, 9/15/42		266	265,276
Time Warner, Inc., 4.70%,
1/15/21		50	57,428
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		150	164,250
			2,645,238
Metals & Mining — 0.2%
Novelis, Inc., 8.75%, 12/15/20		145	160,587
Multi-Utilities — 0.2%
Dominion Resources, Inc., 1.95%,
8/15/16		145	149,864
Multiline Retail — 0.5%
Macy's Retail Holdings, Inc.:
5.90%, 12/01/16		195	227,660
7.45%, 7/15/17		172	212,672
			440,332
Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp.:
5.95%, 9/15/16		304	352,244
6.38%, 9/15/17		189	227,862
BP Capital Markets Plc, 3.13%,
10/01/15		80	85,424
CONSOL Energy, Inc., 8.25%,
4/01/20		21	21,998
El Paso Pipeline Partners
Operating Co. LLC, 6.50%,
4/01/20		185	219,472
Energy Transfer Partners LP,
6.50%, 2/01/42		210	242,325
Enterprise Products Operating LLC,
Series L, 6.30%, 9/15/17		125	152,040
Kinder Morgan Energy Partners LP,
5.95%, 2/15/18		50	60,193
Linn Energy LLC, 6.25%,
11/01/19 (a)		150	149,250
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		250	313,317
Nexen, Inc.:
6.40%, 5/15/37		50	63,470
7.50%, 7/30/39		90	128,259

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds
Oil, Gas & Consumable Fuels (concluded)
Petrobras International Finance Co.:
3.88%, 1/27/16	USD	330	$349,077
5.75%, 1/20/20		460	524,307
Plains All American Pipeline
LP/PAA Finance Corp., 8.75%,
5/01/19		22	29,582
Range Resources Corp.:
7.25%, 5/01/18		185	195,638
5.75%, 6/01/21		25	26,875
Valero Energy Corp., 6.63%,
6/15/37		50	60,348
Western Gas Partners LP:
5.38%, 6/01/21		150	170,490
4.00%, 7/01/22		75	78,197
			3,450,368
Paper & Forest Products — 0.4%
International Paper Co.:
4.75%, 2/15/22		140	158,973
6.00%, 11/15/41		145	176,688
			335,661
Pharmaceuticals — 0.4%
Teva Pharmaceutical Finance Co.
BV, Series 2, 3.65%, 11/10/21		45	48,781
Teva Pharmaceutical Finance II
BV/Teva Pharmaceutical
Finance III LLC, 3.00%, 6/15/15		120	127,541
Teva Pharmaceutical Finance IV
BV, 3.65%, 11/10/21		110	119,242
			295,564
Real Estate Investment Trusts (REITs) — 0.3%
Ventas Realty LP/Ventas Capital
Corp., 4.75%, 6/01/21		65	71,437
Vornado Realty LP, 5.00%,
1/15/22		165	182,575
			254,012
Real Estate Management & Development — 0.1%
Realogy Corp., 7.88%, 2/15/19
(a)(d)		90	94,500
Road & Rail — 0.1%
Burlington Northern Santa Fe LLC:
3.05%, 9/01/22		30	31,050
4.38%, 9/01/42		60	63,481
			94,531
Specialty Retail — 0.1%
QVC, Inc., 7.50%, 10/01/19 (a)		90	99,586
Thrifts & Mortgage Finance — 0.3%
Radian Group, Inc., 5.38%,
6/15/15		340	282,200

		Par (000)	Value
Corporate Bonds
Wireless Telecommunication Services — 1.4%
America Movil SAB de CV, 2.38%,
9/08/16	USD	205	$213,321
Cricket Communications, Inc.,
7.75%, 5/15/16		110	116,050
Crown Castle Towers LLC, 6.11%,
1/15/20 (a)		385	463,688
MetroPCS Wireless, Inc., 7.88%,
9/01/18		3	3,240
SBA Tower Trust, 5.10%,
4/15/42 (a)		80	89,150
Sprint Capital Corp., 6.88%,
11/15/28		47	43,240
Sprint Nextel Corp., 9.00%,
11/15/18 (a)		190	228,000
			1,156,689
Total Corporate Bonds – 30.0%			25,254,701

Floating Rate Loan Interests (b)
Hotels, Restaurants & Leisure — 0.2%
Motel 6, Mezzanine Term Loan,
10.00%, 10/15/17		150	150,000
Total Floating Rate Loan Interests – 0.2%			150,000

Foreign Agency Obligations
Brazilian Government International
Bond, 7.13%, 1/20/37		50	75,375
Deutsche Bundesrepublik Inflation
Linked Bond, 0.10%, 4/15/23	EUR	886	1,206,997
Italy Buoni Poliennali Del Tesoro:
4.75%, 6/01/17		845	1,121,038
5.25%, 8/01/17		215	291,924
2.10%, 9/15/21		185	209,816
2.55%, 9/15/41		53	51,541
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13	USD	160	161,264
Mexico Government International Bond:
6.38%, 1/16/13		130	131,950
5.63%, 1/15/17		90	105,210
5.13%, 1/15/20		190	227,050
Poland Government International
Bond, 6.38%, 7/15/19		60	74,100
Russia Government International
Bond, 7.50%, 3/31/30 (e)		342	431,933
South Africa Government
International Bond, 5.50%,
3/09/20		140	166,250

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Foreign Agency Obligations
Turkey Government International
Bond, 7.00%, 3/11/19	USD	100	$121,250
Total Foreign Agency Obligations – 5.2%			4,375,698

Municipal Bonds
New York City Municipal Water Finance
Authority, Refunding RB:
5.38%, 6/15/43		95	112,148
5.50%, 6/15/43		115	137,358
Total Municipal Bonds – 0.3%			249,506

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.8%
Countrywide Alternative Loan
Trust, Series 2007-22, Class
2A16, 6.50%, 9/25/37		347	262,024
Countrywide Home Loan Mortgage Pass-
Through Trust (b):
Series 2006-OA5, Class 2A1
0.42%, 4/25/46		110	70,396
Series 2006-OA5, Class 3A1
0.42%, 4/25/46		181	124,519
Credit Suisse Mortgage Capital
Certificates (a)(b):
Series 2011-2R, Class 1A1
2.78%, 3/27/37		106	101,310
Series 2011-2R, Class 2A1
2.62%, 7/27/36		309	304,394
First Horizon Asset Securities, Inc.,
Series 2005-AR3, Class 3A1,
2.60%, 8/25/35 (b)		83	74,810
Freddie Mac Mortgage Trust,
Series 2012-K709, Class C,
3.74%, 4/25/45 (a)(b)		80	67,302
Impac Secured Assets CMN Owner
Trust, Series 2004-3, Class 1A4,
1.02%, 11/25/34 (b)		40	39,962
IndyMac INDA Mortgage Loan
Trust, Series 2007-AR7, Class
1A1, 3.44%, 11/25/37 (b)		143	126,672
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2
5.88%, 6/25/21		22	21,294
Series 2007-S1, Class 1A2
5.50%, 3/25/22		21	21,218
Residential Accredit Loans, Inc.,
Series 2006-Q02, Class A1,
0.44%, 2/25/46 (b)		136	61,684

		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations (concluded)
Structured Adjustable Rate
Mortgage Loan Trust, Series
2007-3, Class 3A1, 5.18%,
4/25/47 (b)	USD	330	$256,119
			1,531,704
Commercial Mortgage-Backed Securities — 10.0%
Banc of America Large Loan, Inc.,
Series 2010, Class HLTN,
1.97%, 11/15/15 (a)(b)		417	416,074
Banc of America Merrill Lynch
Commercial Mortgage Trust,
Series 2007-3, Class AM, 5.53%,
6/10/49 (b)		100	105,969
Banc of America Merrill Lynch
Commercial Mortgage, Inc.:
Series 2003-2, Class A3
4.87%, 3/11/41 (b)		287	289,722
Series 2006-5, Class AAB
5.38%, 9/10/47		284	299,226
Series 2007-1, Class AMFX
5.48%, 1/15/49 (b)		15	15,460
Series 2007-3, Class A4
5.53%, 6/10/49 (b)		290	332,782
Bank of America ReremicTrust,
Series 2010-UB4, Class A4A,
5.01%, 12/20/41 (a)(b)		190	199,937
Bear Stearns Commercial Mortgage
Securities:
Series 2005-PW10, Class AM
5.45%, 12/11/40 (b)		30	31,942
Series 2006-PW11, Class A4
5.45%, 3/11/39 (b)		825	937,678
Series 2007-PW17, Class A3
5.74%, 6/11/50		215	224,703
Commercial Mortgage Pass-Through
Certificates:
Series 2006-C8, Class AM
5.35%, 12/10/46		110	117,598
Series 2012-LTRT, Class A2
3.40%, 10/05/30 (a)(c)		225	232,875
Credit Suisse Mortgage Capital
Certificates, Series 2010-RR2,
Class 2A, 5.76%, 9/15/39 (a)(b)		250	284,471
DBRR Trust, Series 2012-EZ1,
Class A, 0.95%, 9/25/45 (a)		385	385,692
GMAC Commercial Mortgage
Securities, Inc., Series 2003-C3,
Class A3, 4.65%, 4/10/40		6	5,647
Greenwich Capital Commercial Funding
Corp.:
Series 2006-GG7, Class AJ,
5.87%, 7/10/38 (b)		70	62,199

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	6

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding
Corp. (concluded):
Series 2007-GG11, Class A4,
5.74%, 12/10/49	USD	50	$58,323
GS Mortgage Securities Corp. II:
Series 2006-GG8, Class AJ
5.62%, 11/10/39		90	76,389
Series 2006-GG8, Class AM
5.59%, 11/10/39		40	43,877
Series 2007-GG10, Class A4
5.79%, 8/10/45 (b)		25	28,745
Series 2012-ALOH, Class A
3.55%, 4/10/34 (a)		255	275,426
Series 2012-SHOP, Class A
2.93%, 6/05/31 (a)		100	105,168
JPMorgan Chase Commercial Mortgage
Securities Corp.:
Series 2004-LN2, Class A2
5.12%, 7/15/41		305	324,358
Series 2006-CB14, Class AM
5.45%, 12/12/44 (b)		110	114,614
Series 2007-CB18, Class A3
5.45%, 6/12/47		134	141,987
Series 2007-CB20, Class AM
5.88%, 2/12/51 (b)		185	205,873
Series 2008-C2, Class ASB
6.13%, 2/12/51 (b)		210	228,369
Series 2012-CBX, Class A4
3.48%, 6/16/45		50	54,398
LB-UBS Commercial Mortgage Trust:
Series 2007-C1, Class AM
5.46%, 2/15/40		70	75,240
Series 2007-C6, Class A4
5.86%, 7/15/40 (b)		80	94,558
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)		100	119,115
Merrill Lynch Mortgage Trust,
Series 2004-KEY2, Class A4,
4.86%, 8/12/39 (b)		300	320,527
Morgan Stanley Bank of America
Merrill Lynch Trust, Series 2012-
CKSV, Class A2, 3.28%,
10/15/30 (a)(c)		100	102,492
Morgan Stanley Capital I:
Series 1998-WF2, Class G
6.34%, 7/15/30 (a)(b)		130	136,373
Series 2004-HQ4, Class A7
4.97%, 4/14/40		250	265,160
Series 2007-HQ12, Class
A2FX, 5.58%, 4/12/49 (b)		162	170,607
Series 2007-IQ15, Class AM
5.88%, 6/11/49 (b)		110	115,885
Series 2007-XLC1, Class A2
0.49%, 7/17/17 (b)		138	130,123

		Par (000)	Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Reremic Trust:
Series 2009-IO, Class B
2.34%, 7/17/56 (a)(f)	USD	150	$132,375
Series 2012-XA, Class A
2.00%, 7/27/49		154	155,709
RBSCF Trust, Series 2010-RR3,
Class WBTA, 5.92%, 2/16/51
(a)(b)		380	447,589
S2 Hospitality LLC, Series 2012-
LV1, Class A, 4.50%,
4/15/25 (a)		116	116,256
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C3,
Class A4, 3.09%, 8/10/49		115	119,665
Wachovia Bank Commercial
Mortgage Trust, Series 2007-
C33, Class A4, 5.92%,
2/15/51 (b)		280	330,056
			8,431,232
Interest Only Commercial Mortgage-Backed Securities — 1.0%
Commercial Mortgage Pass
Through Certificates, Series
2012-CR1, Class XA, 2.26%,
5/15/45 (b)		1,115	153,977
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Series 2012-CBX, Class XA,
2.06%, 6/16/45 (b)		996	116,248
Morgan Stanley Capital I, Series
2012-C4, Class XA, 2.70%,
3/15/45 (a)(b)		988	144,236
Morgan Stanley Reremic Trust,
Series 2011-IO, Class A, 2.50%,
3/23/51 (a)		147	148,098
Wells Fargo Reremic Trust, Series
2012-IO, Class A, 1.75%,
8/20/21 (a)		243	241,735
			804,294
Total Non-Agency Mortgage-Backed Securities –
12.8%			10,767,230

Preferred Securities
Capital Trusts
Capital Markets — 0.0%
State Street Capital Trust IV,
1.39%, 6/01/67 (b)		20	14,815
Commercial Banks — 0.1%
Fifth Third Capital Trust IV, 6.50%,
4/15/67 (b)		120	120,300

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	7

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Capital Trusts
Consumer Finance — 0.2%
Capital One Capital VI, 8.88%,
5/15/40	USD	150	$152,514
Insurance — 0.5%
American International Group, Inc.,
8.18%, 5/15/68 (b)		40	48,950
MetLife Capital Trust IV, 7.88%,
12/15/67 (a)		105	123,900
Swiss Re Capital I LP, 6.85% (a)(g)		125	127,188
XL Group Plc, Series E, 6.50% (g)		89	81,880
			381,918
Total Capital Trusts – 0.8%			669,547

Shares
Trust Preferreds -0.1%
Commercial Banks — 0.1%
Citigroup Capital XIII, 7.88%,
10/30/40		3,417	95,163
Total Preferred Securities – 0.9%			764,710

		Par (000)
US Government Sponsored Agency Securities
Agency Obligations — 1.8%
Fannie Mae, 1.83%, 10/09/19 (f) USD		275	241,911
Federal Home Loan Bank of
Chicago, 5.63%, 6/13/16		550	643,121
Tennessee Valley Authority, 5.25%,
9/15/39 (d)		450	596,530
			1,481,562
Collateralized Mortgage Obligations — 0.9%
Freddie Mac Mortgage-Backed
Securities:
Series K013, Class A2, 3.97%,
1/25/21 (b)		220	254,065
Series K017, Class A2, 2.87%,
12/25/21		425	454,198
			708,263
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Mortgage-Backed
Securities, Series K706, Class C,
4.02%, 11/25/44 (a)(b)		35	33,533

		Par (000)	Value
US Government Sponsored Agency Securities
Federal Deposit Insurance Corporation Guaranteed — 0.2%
General Electric Capital Corp.,
2.13%, 12/21/12	USD	195	$195,837
Interest Only Collateralized Mortgage Obligations — 0.3%
Fannie Mae Mortgage-Backed
Securities:
Series 2011-123, Class CS,
6.39%, 10/25/41 (b)		565	80,585
Series 2012-94, Class IK,
4.00%, 9/25/42		497	82,953
Freddie Mac Mortgage-Backed
Securities (b):
Series K019, Class XI, 1.75%,
3/25/22		260	31,929
Series K707, Class XI, 1.56%,
12/25/18		548	44,466
Series K710, Class XI, 1.78%,
5/25/19		440	42,984
			282,917
Mortgage-Backed Securities — 58.5%
Fannie Mae Mortgage-Backed
Securities:
2.50%, 10/15/42 (h)		1,300	1,366,219
3.00%, 10/15/42 (h)		3,700	3,905,813
3.05%, 3/01/41 (b)		69	71,948
3.14%, 3/01/41 (b)		125	131,104
3.31%, 12/01/40 (b)		152	160,853
3.33%, 6/01/41 (b)		122	129,673
3.48%, 9/01/41 (b)		89	93,779
3.50%, 1/01/27 - 5/01/42(h)		2,361	2,533,928
4.00%, 2/01/25 - 6/01/42(h)		5,050	5,010,517
4.50%, 2/01/25 - 12/31/49(h)		7,864	8,520,083
4.82%, 8/01/38 (b)		209	223,946
5.00%, 9/01/33 - 11/01/41(h)		2,310	2,529,341
5.50%, 9/01/34 -11/01/41(h)(i)		4,109	4,522,690
6.00%, 2/01/17 - 9/01/40		1,342	1,496,966
6.50%, 5/01/40		712	811,212
7.00%, 2/01/16		15	15,720

Freddie Mac Mortgage-Backed
Securities:
3.03%, 2/01/41 (b)		147	154,136
3.50%, 10/01/41 (h)		2,600	2,787,688
4.00%, 10/01/41 - 10/15/42(h)		2,200	2,363,109
4.50%, 10/01/41 - 11/01/41(h)		5,400	5,806,969
4.91%, 4/01/38 (b)		206	220,570
5.00%, 3/01/38		787	855,676
5.50%, 4/01/38 - 1/01/40(b)		80	87,212
6.00%, 6/01/35		106	116,785

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	8

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
US Government Sponsored Agency Securities
Mortgage-Backed Securities (concluded)
Ginnie Mae Mortgage-Backed
Securities:
4.00%, 9/15/40 - 7/15/42(h)	USD	652	$719,256
4.50%, 5/20/40 - 2/15/42(h)		2,685	2,972,998
5.00%, 10/15/42 (h)		1,500	1,653,750
5.50%, 5/20/36		22	24,499
			49,286,440
Total US Government Sponsored Agency Securities – 61.7%			51,988,552

US Treasury Obligations
US Treasury Bonds:
3.13%, 2/15/42		182	194,028
3.00%, 5/15/42		20	20,738
2.75%, 8/15/42 (d)		7,158	7,039,351
US Treasury Inflation Indexed Bonds:
2.13%, 2/15/41		366	537,919
0.75%, 2/15/42		198	214,824
US Treasury Notes:
0.13%, 9/30/13		415	414,724
0.50%, 8/15/14		2,365	2,376,364
0.25%, 8/31/14		140	140,027
0.25%, 9/30/14		135	135,032
2.50%, 4/30/15 (j)		305	322,347
0.25%, 9/15/15		2,300	2,296,046
0.63%, 8/31/17 (d)		1,257	1,257,385
0.63%, 9/30/17		1,410	1,409,780
1.00%, 8/31/19 (d)		570	568,575
1.63%, 8/15/22 (d)		3,915	3,910,617
Total US Treasury Obligations – 24.7%			20,837,757
Total Long-Term Investments
(Cost – $119,668,591) – 146.0%			122,993,246

	Contracts
Options Purchased
Exchange-Traded Call Options — 0.0%
Euro-Dollar 3-Year Mid-Curve
Options, Strike Price USD 98.88,
Expires 11/16/12		37	24,050

		Notional Amount (000)	Value
Over-the-Counter Interest Rate Call Swaptions — 0.0%
Receive a fixed rate of 2.25% and
pay a floating rate based on 3-
month LIBOR, Expires 11/09/12,
Broker Bank of America Corp.	USD	500	$1,383
Receive a fixed rate of 1.55% and
pay a floating rate based on 3-
month LIBOR, Expires 12/14/12,
Broker JPMorgan Chase & Co.		500	2,201
Receive a fixed rate of 2.68% and
pay a floating rate based on 3-
month LIBOR, Expires 3/11/13,
Broker Citigroup, Inc.		300	15,346
Receive a fixed rate of 1.07% and
pay a floating rate based on 3-
month LIBOR, Expires 7/25/13,
Broker Deutsche Bank AG		2,400	23,121
			42,051
Over-the-Counter Interest Rate Put Swaptions — 0.1%
Pay a fixed rate of 2.30% and receive
a floating rate based on 3-month
LIBOR, Expires 11/23/12, Broker
Citigroup, Inc.		600	426
Pay a fixed rate of 2.68% and receive
a floating rate based on 3-month
LIBOR, Expires 3/11/13, Broker
Citigroup, Inc.		300	13,999
Pay a fixed rate of 2.13% and receive
a floating rate based on 3-month
LIBOR, Expires 3/21/13, Broker
Deutsche Bank AG		1,300	215
Pay a fixed rate of 1.07% and receive
a floating rate based on 3-month
LIBOR, Expires 7/25/13, Broker
Deutsche Bank AG		2,400	20,545
Pay a fixed rate of 4.50% and receive
a floating rate based on 3-month
LIBOR, Expires 03/20/17, Broker
Deutsche Bank AG		500	12,266
			47,451
Total Options Purchased
(Cost – $150,160) – 0.1%			113,552
Total Investments Before TBA Sale
Commitments and Options Written
(Cost – $119,818,751*) – 146.0%			123,106,798

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	9

Schedule of Investments (continued)	BlackRock Total Return Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
TBA Sale Commitments (h)
Fannie Mae Mortgage-Backed Securities:
2.50%, 10/15/42	USD	1,300	$(1,366,219
3.00%, 10/15/42		1,700	(1,794,563
3.50%, 10/15/42		1,660	(1,775,287)
4.00%, 10/15/42		2,900	(3,117,922)
4.50%, 10/15/42		4,200	(4,544,468)
5.00%, 10/15/42		800	(872,625)
5.50%, 10/15/42		1,800	(1,973,250)
Freddie Mac Mortgage-Backed
Securities :
4.00%, 10/15/42		1,100	(1,182,328)
4.50%, 10/15/42		3,600	(3,871,688)
Ginnie Mae Mortgage-Backed
Securities, 4.50%, 10/15/42		1,300	(1,434,266)
Total TBA Sale Commitments
(Proceeds – $21,868,771) – (26.0)%			(21,932,616)

Options Written
		Contracts
Exchange-Traded Call Options — (0.0)%
Euro-Dollar 3-Year Mid-Curve
Options, Strike Price USD 99.13,
Expires 11/16/12		56	(11,550)
Options Written
		Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions — (0.1)%
Pay a fixed rate of 1.25% and receive
a floating rate based on 3-month
LIBOR, Expires 6/20/14, Broker
Barclays Plc	USD	600	(6,733)
Pay a fixed rate of 1.00% and receive
a floating rate based on 3-month
LIBOR, Expires 7/10/14, Broker
Bank of America Corp.		1,000	(5,847)
Pay a fixed rate of 1.00% and receive
a floating rate based on 3-month
LIBOR, Expires 7/11/14, Broker
Bank of America Corp.		1,200	(7,034)
Pay a fixed rate of 1.00% and receive
a floating rate based on 3-month
LIBOR, Expires 7/14/14, Broker
Bank of America Corp.		1,000	(5,865)

		Notional Amount (000)	Value
Options Written
Over-the-Counter Interest Rate Call Swaptions (concluded)
Pay a fixed rate of 1.43% and receive
a floating rate based on 3-month
LIBOR, Expires 7/28/14, Broker
Deutsche Bank AG	USD	500	$(7,856)
Pay a fixed rate of 3.65% and receive
a floating rate based on 3-month
LIBOR, Expires 3/27/17, Broker
JPMorgan Chase & Co.		200	(19,508)
			(52,843)
Over-the-Counter Interest Rate Put Swaptions — (0.1)%
Receive a fixed rate of 2.25% and
pay a floating rate based on 3-
month LIBOR, Expires 6/20/14,
Broker Barclays Plc		600	(3,620)
Receive a fixed rate of 2.00% and
pay a floating rate based on 3-
month LIBOR, Expires 7/10/14,
Broker Bank of America Corp.		1,000	(8,557)
Receive a fixed rate of 2.00% and
pay a floating rate based on 3-
month LIBOR, Expires 7/11/14,
Broker Bank of America Corp.		1,200	(10,301)
Receive a fixed rate of 2.00% and
pay a floating rate based on 3-
month LIBOR, Expires 7/14/14,
Broker Bank of America Corp.		1,000	(8,623)
Receive a fixed rate of 1.43% and
pay a floating rate based on 3-
month LIBOR, Expires 7/28/14,
Broker Deutsche Bank AG		500	(8,553)
Receive a fixed rate of 6.00% and
pay a floating rate based on 3-
month LIBOR, Expires 3/20/17,
Broker Deutsche Bank AG		1,000	(10,840)
Receive a fixed rate of 3.65% and
pay a floating rate based on 3-
month LIBOR, Expires 3/27/17,
Broker JPMorgan Chase & Co.		200	(8,307)
			(58,801)
Total Options Written
(Premiums Received – $151,633) – (0.2)%			(123,194)
Total Investments, Net of TBA Sale Commitments and
Options Written – 119.9%			101,050,988
Liabilities in Excess of Other Assets – (19.9)%			(16,739,809)
Net Assets – 100.0%			$84,311,179

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	10

Schedule of Investments (continued)	BlackRock Total Return Portfolio

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$119,832,464
Gross unrealized appreciation	$3,661,933
Gross unrealized depreciation	(387,599)
Net unrealized appreciation	$3,274,334

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate shown is as of report date.
(c)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$102,492	—
Deutsche Bank AG	$232,875	$5,132
JPMorgan Chase & Co.	$250,000	—
Morgan Stanley	$64,881	—
Wells Fargo & Co.	$313,948	—

(d)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2012 were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$(1,440,078)	$(3,973)
Barclays Plc	$(114,016)	$2,727
BNP Paribas SA	$(315,281)	$(4,031)
Citigroup Inc.	—	$(461)
Credit Suisse Group AG	$551,641	$(9,781)
Deutsche Bank AG	$3,975,313	$73,617
Goldman Sachs Group, Inc.	$(970,016)	$6,539
JPMorgan Chase & Co.	$2,527,181	$25,839
Morgan Stanley	$1,085,484	$1,250
Nomura Trust and Banking Co.,
Ltd.	$(209,719)	$(4,207)
Royal Bank of Scotland Group Plc	$(117,188)	$1,941
UBS AG	—	$625
Wells Fargo & Co.	$430,938	$2,031

(i)	All or a portion of security has been pledged as collateral in connection with swaps.
(j)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
EUR	Euro
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
TBA	To Be Announced
USD	US Dollar

•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	11

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Reverse repurchase agreements outstanding as of September 30, 2012 were as follows:
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank AG	(2.00)%	7/02/12	Open	$77,175	$76,785
Credit Suisse Group AG	0.23%	7/25/12	Open	604,125	604,384
Bank of America Corp.	0.11%	9/28/12	10/01/12	1,258,171	1,258,182
BNP Paribas SA	0.27%	9/28/12	10/01/12	3,970,000	3,970,089
Credit Suisse Group AG	(0.18)%	9/28/12	10/01/12	4,883,077	4,883,004
Credit Suisse Group AG	0.09%	9/28/12	10/01/12	568,575	568,579
Total				$11,361,123	$11,361,023

[1]	Certain agreements have no stated maturity and can be terminated by either party at anytime.
•	Financial futures contracts purchased as of September 30, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
1	Euro-OAT	Eurex	December 2012	USD	172,132	$1,144
8	10-Year Australian Treasury	Australian Securities Exchange	December 2012	USD	1,053,004	30,413
	Bond
8	90-Day Euro-Dollar	Chicago Mercantile	December 2012	USD	1,993,600	4,015
8	30-Year US Treasury Bond	Chicago Board of Trade	December 2012	USD	1,195,000	(3,014)
71	2-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	15,657,719	11,088
36	5-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	4,486,781	431
1	90-Day Euro-Dollar	Chicago Mercantile	March 2014	USD	249,013	35
1	90-Day Euro-Dollar	Chicago Mercantile	December 2014	USD	248,638	824
9	90-Day Euro-Dollar	Chicago Mercantile	March 2015	USD	2,236,500	6,278
9	90-Day Euro-Dollar	Chicago Mercantile	June 2015	USD	2,234,812	3,003
14	90-Day Euro-Dollar	Chicago Mercantile	September 2015	USD	3,473,050	9,105
18	90-Day Euro-Dollar	Chicago Mercantile	December 2015	USD	4,459,725	12,981
5	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD	1,237,250	2,265
5	90-Day Euro-Dollar	Chicago Mercantile	June 2016	USD	1,235,437	2,538
Total						$81,106

•	Financial futures contracts sold as of September 30, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
10	Euro-Bund	Eurex	December 2012	USD	1,821,815	$(11,703)
27	3-Year Australian Treasury	Australian Securities Exchange	December 2012	USD	3,095,162	(26,664)
	Bond
46	10-Year US Treasury Note	Chicago Board of Trade	December 2012	USD	6,140,281	(10,198)
49	Ultra Long US Treasury Bond	Chicago Board of Trade	December 2012	USD	8,095,719	83,555
Total						$34,990

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	12

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Foreign currency exchange contracts as of September 30, 2012 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	324,000	USD	416,392	Royal Bank of Scotland Group Plc	10/01/12	$(36)
EUR	21,000	USD	27,000	Citigroup Inc.	10/03/12	(14)
USD	4,884	CAD	5,000	BNP Paribas SA	10/17/12	(200)
USD	16,684	CAD	17,000	Credit Suisse Group AG	10/17/12	(602)
USD	5,902	CAD	6,000	UBS AG	10/17/12	(199)
USD	416,455	EUR	324,000	Royal Bank of Scotland Group Plc	10/17/12	38
EUR	103,000	USD	133,356	Deutsche Bank AG	10/22/12	(969)
USD	1,262,167	EUR	1,029,500	Citigroup Inc.	10/22/12	(61,051)
USD	455,172	EUR	364,000	Citigroup Inc.	10/22/12	(12,678)
USD	26,473	EUR	21,000	Citigroup Inc.	10/22/12	(518)
USD	27,005	EUR	21,000	Citigroup Inc.	10/22/12	14
USD	135,218	EUR	110,000	Credit Suisse Group AG	10/22/12	(6,165)
USD	422,155	EUR	326,000	Deutsche Bank AG	10/22/12	3,147
USD	304,628	EUR	244,000	Royal Bank of Scotland Group Plc	10/22/12	(8,986)
USD	121,573	EUR	98,000	Royal Bank of Scotland Group Plc	10/22/12	(4,386)
Total						$(92,605)

•	Credit default swaps on single-name issues - buy protection outstanding as of September 30, 2012 were as follows:
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Eastman Chemical Co.	0.68%	Morgan Stanley	9/20/13	USD	285	$(1,485)
Radian Group, Inc.	5.00%	Citibank NA	6/20/15	USD	340	38,971
Total						$37,486

•	Credit default swaps on single-name issues - sold protection outstanding as of September 30, 2012 were as follows:
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
MetLife, Inc.	1.00%	Credit Suisse Group AG	9/20/16	A-	USD	20	$922
MetLife, Inc.	1.00%	Deutsche Bank AG	9/20/16	A-	USD	80	3,188
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	110	4,241
MetLife, Inc.	1.00%	Morgan Stanley	9/20/16	A-	USD	60	1,889
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	USD	53	1,615
MetLife, Inc.	1.00%	Citibank NA	12/20/16	A-	USD	50	1,797
MetLife, Inc.	1.00%	Bank of America Corp.	3/20/17	A-	USD	100	1,961
MetLife, Inc.	1.00%	Citibank NA	3/20/17	A-	USD	95	1,862
MetLife, Inc.	1.00%	UBS AG	3/20/17	A-	USD	65	1,274
Total							$18,749

(1)	Using Standard &Poor’s rating.
(2)	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	13

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Credit default swaps on traded indexes - sold protection outstanding as of September 30, 2012 were as follows:
Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[3]	Notional Amount (000)[4]		Unrealized Appreciation
Markit CMBX North
America AM Index
Series 2	0.50%	Deutsche Bank AG	3/15/49	A-	USD	130	$6,299
Markit CMBX North
America AAA Index
Series 3	0.08%	Morgan Stanley	12/13/49	A+	USD	120	6,452
Markit CMBX North
America AAA Index
Series 4	0.35%	Morgan Stanley	2/17/51	A	USD	120	6,502
Total							$19,253

(3)	Using S&P’s rating of the underlying securities.
(4)	The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of agreement.
•	Interest rate swaps outstanding as of September 30, 2012 were as follows:
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.56% (1)	3-month LIBOR	Deutsche Bank AG	7/02/14	USD	3,500	$(11,676)
1.09% (1)	3-month LIBOR	Morgan Stanley	5/09/17	USD	200	(3,597)
1.20% (2)	3-month LIBOR	Deutsche Bank AG	8/30/18	USD	300	1,682
2.57% (2)	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	200	18,268
3.27% (1)	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	210	(30,778)
3.25% (1)	3-month LIBOR	UBS AG	7/05/21	USD	300	(43,554)
2.09% (1)	3-month LIBOR	Deutsche Bank AG	5/01/22	USD	500	(19,725)
1.97% (1)	3-month LIBOR	Citigroup Inc.	8/20/22	USD	300	(7,702)
1.76% (2)	3-month LIBOR	Citigroup Inc.	9/24/22	USD	200	1,029
1.73% (1)	3-month LIBOR	Bank of America Corp.	9/27/22	USD	100	(234)
2.52% (1)	3-month LIBOR	Deutsche Bank AG	9/04/42	USD	200	3,555
Total						$(92,732)

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	Portfolio pays the floating rate and receives the fixed rate.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	14

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Total return swaps outstanding as of September 30, 2012 were as follows:
Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Change in Return of the
Consumer Price Index for		Bank of America
All Urban Consumers	2.18%(1)	Corp.	10/06/21	USD	425	$(14,607)
Gross Return on the Markit
IOS 4.50%, 30-year, fixed
rate Fannie Mae residential
mortgage-backed securities
pool	1-month LIBOR(2)	Barclays Plc	1/12/40	USD	257	(644)
Gross Return on the Markit
IOS 4.50%, 30-year, fixed
rate Fannie Mae residential
mortgage-backed securities		Goldman Sachs
pool	1-month LIBOR(3)	Group, Inc.	1/12/40	USD	308	(2,685)
Gross Return on the Markit
IOS 4.50%, 30-year, fixed
rate Fannie Mae residential
mortgage-backed securities		JPMorgan Chase
pool	1-month LIBOR(3)	& Co.	1/12/40	USD	360	(1,637)
Gross Return on the Markit
IOS 4.50%, 30-year, fixed
rate Fannie Mae residential
mortgage-backed securities
pool	1-month LIBOR(2)	Barclays Plc	1/12/40	USD	205	1
Gross Return on the Markit
IOS 4.50%, 30-year, fixed
rate Fannie Mae residential
mortgage-backed securities
pool	1-month LIBOR(3)	Barclays Plc	1/12/41	USD	267	85
Gross Return on the Markit
IOS 4.50%, 30-year, fixed
rate Fannie Mae residential
mortgage-backed securities
pool	1-month LIBOR(3)	Barclays Plc	1/12/41	USD	200	(2)
Total						$(19,489)

(1)	Portfolio pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.
(2)	Portfolio pays the total return of the reference entity and receives the floating rate.
(3)	Portfolio receives total return of the reference entity and pays the floating rate.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	15

Schedule of Investments (continued)	BlackRock Total Return Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio 's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Asset-Backed
Securities	—	$ 8,041,144	$ 563,948	$ 8,605,092
Corporate
Bonds	—	24,805,701	449,000	25,254,701
Floating Rate
Loan
Interests	—	—	150,000	150,000
Foreign
Agency
Obligations	—	4,375,698	—	4,375,698
Municipal
Bonds	—	249,506	—	249,506
Non-Agency
Mortgage-
Backed
Securities	—	9,407,074	1,360,156	10,767,230
Preferred
Securities	$ 95,163	669,547	—	764,710
US Government
Sponsored
Agency
Securities	—	51,988,552	—	51,988,552
US Treasury
Obligations	—	20,837,757	—	20,837,757
Liabilities:
Investments:
TBA Sale
Commitments.	—	(21,932,616)	—	(21,932,616)
Total	$ 95,163	$ 98,442,363	$ 2,523,104	$ 101,060,630

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	16

Schedule of Investments (continued)	BlackRock Total Return Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$ 76,973	—	$76,973
Interest rate contracts	$167,675	114,122	—	281,797
Foreign currency exchange contracts	24,050	3,199	—	27,249
Liabilities:
Credit contracts	—	(1,485)	—	(1,485)
Interest rate contracts	(51,579)	(233,878)	—	(285,457)
Foreign currency exchange contracts	(11,550)	(95,804)	—	(107,354)
Other contracts	—	(14,607)	—	(14,607)
Total	$128,596	$ (151,480)	—	$(22,884)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at unrealized appreciation/depreciation on the instrument and options are shown at value.

Certain of the Portfolio's assets and liabilities are held at carrying or face amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$ 1,777,465	---	---	$ 1,777,465
Cash pledged as collateral for financial
futures contracts	285,000	---	---	285,000
Cash pledged as collateral for swaps	56,000	---	---	56,000
Foreign currency at value	2,705	---	---	2,705
Liabilities:
Reverse repurchase agreements	---	$(11,361,123)	---	(11,361,123)
Total	$ 2,121,170	$(11,361,123)	---	$ (9,239,953)

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2012.

Certain of the Portfolio's investments are categorized as Level 3 and were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Portfolio had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Total
Assets:
Opening Balance, as of December 31, 2011	$ 934,144	--	--	$ 101,333	$ 1,035,477
Transfers into Level 3[1]	--	--	--	199,139	199,139
Transfers out of Level 3[1]	(750,744)	--	--	(101,333)	(852,077)
Accrued discounts/ premiums	(43)	$ (26)	--	(4,105)	(4,174)
Net realized gain (loss)	3,319	--	--	2,761	6,080
Net change in unrealized appreciation/
depreciation[2]	1,388	(109)	--	13,701	14,980
Purchases	563,948	449,135	$150,000	1,196,066	2,359,149
Sales	(188,064)	--	--	(47,406)	(235,470)
Closing Balance, as of September 30, 2012	$ 563,948	$449,000	$150,000	$ 1,360,156	$ 2,523,104

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of December 31, 2011, the Portfolio used significant unobservable inputs in determining the value of certain investments. As of September 30, 2012, the Portfolio used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $852,077 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[2]	The change in unrealized appreciation/depreciation on investments still held as of September 30, 2012 was $13,592.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	17

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Liabilities:
Opening Balance, as of December 31, 2011	$ (12,899)
Transfers into Level 3[3]	--
Transfers out of Level 3[3]	--
Accrued discounts/premiums	--
Net realized gain (loss)	--
Net change in unrealized appreciation/depreciation[4]	12,899
Purchases	--
Issues[5]	--
Sales	--
Settlements[6]	--
Closing Balance, as of September 30, 2012	--

[3]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[4]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of September 30, 2012 was $0.
[5]	Issues represent upfront cash received on certain derivative financial instruments.
[6]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	18

Schedule of Investments September 30, 2012 (Unaudited)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
Corporate Bonds
Commercial Banks — 1.2%
Bank Nederlandse Gemeenten,
1.75%, 10/06/15 (a)	$ 1,000	$1,025,700
Bank of Scotland Plc, 5.25%,
2/21/17 (a)	150	170,307
		1,196,007
Electric Utilities — 1.2%
Hydro-Quebec:
8.40%, 1/15/22	225	324,453
8.05%, 7/07/24	590	873,986
		1,198,439
Thrifts & Mortgage Finance — 0.5%
Cie de Financement Foncier SA,
2.50%, 9/16/15 (a)	400	413,632
Northern Rock Asset Management
Plc, 5.63%, 6/22/17 (a)	100	112,370
		526,002
Total Corporate Bonds – 2.9%		2,920,448

Foreign Agency Obligations
Kreditanstalt fuer Wiederaufbau,
1.38%, 7/15/13	220	221,738
Landwirtschaftliche Rentenbank,
4.13%, 7/15/13	45	46,341
Qatar Government International
Bond, 4.00%, 1/20/15 (a)	260	275,990
Total Foreign Agency Obligations – 0.5%		544,069

US Government Sponsored Agency Securities
Agency Obligations — 2.6%
Fannie Mae:
1.63%, 10/26/15	2,265	2,347,802
1.83%, 10/09/19 (b)	360	316,684
		2,664,486
Collateralized Mortgage Obligations — 8.3%
Freddie Mac Mortgage-Backed
Securities, Series K013,
Class A2, 3.97%, 1/25/21 (c)	2,060	2,378,975
Ginnie Mae Mortgage-Backed
Securities, Class Z (c):
Series 2004-43, 4.50%,
6/16/44	2,535	2,773,246
Series 2004-45, 5.75%,
6/16/45	2,801	3,250,188
		8,402,409

	Par (000)	Value
US Government Sponsored Agency Securities
Federal Deposit Insurance Corporation Guaranteed — 0.2%
General Electric Capital Corp.,
2.13%, 12/21/12	$ 195	$195,837
Interest Only Collateralized Mortgage Obligations — 0.6%
Ginnie Mae Mortgage-Backed Securities (c):
Series 2002-83, 0.26%,
10/16/42	9,829	26,332
Series 2003-17, 0.51%,
3/16/43	12,214	109,365
Series 2003-109, 0.14%,
11/16/43	6,429	13,501
Series 2004-9, 0.49%,
3/16/34	5,009	57,799
Series 2004-77, 0.44%,
9/16/44	32,610	351,009
		558,006
Mortgage-Backed Securities — 83.0%
Fannie Mae Mortgage-Backed
Securities:
2.50%, 10/16/27 -
11/19/2027 (d)	3,200	3,361,687
3.00%, 10/16/27 - 10/11/42 (d)	2,300	2,433,813
3.05%, 3/01/41 (c)	137	143,896
3.14%, 3/01/41 (c)	188	196,657
3.31%, 12/01/40 (c)	199	210,897
3.33%, 6/01/41 (c)	245	259,346
3.48%, 9/01/41 (c)	177	187,559
3.50%, 2/01/27 - 10/18/42	3,470	3,725,691
4.00%, 10/16/27 – 10/18/42 (d)	7,020	7,572,540
4.50%, 6/01/26 - 10/18/42 (d)	8,430	9,151,168
5.00%, 10/16/27 - 11/14/42 (d)	11,642	12,699,612
5.50%, 11/01/21 - 11/14/42 (d)	8,649	9,497,069
6.00%, 4/01/35 - 10/11/42 (d)	3,250	3,610,392
6.50%, 5/01/40	2,004	2,283,096
Freddie Mac Mortgage-Backed
Securities:
3.03%, 2/01/41 (c)	220	231,203
3.50%, 10/11/42 (d)	1,000	1,072,188
4.00%, 10/11/42 – 11/14/42 (d)	6,000	6,444,844
4.50%, 10/11/42 - 11/14/42 (d)	7,200	7,742,625
5.00%, 3/01/38	1,925	2,091,723
5.50%, 1/01/40 (c)	722	786,968
8.00%, 3/01/30	24	26,881
Ginnie Mae Mortgage-Backed
Securities:
3.50%, 10/18/42 (d)	3,500	3,835,234
4.00%, 3/15/41 – 10/18/42 (d)	2,694	2,971,282
4.50%, 5/20/40 - 10/18/42	3,452	3,822,856
		84,359,227
Total US Government Sponsored
Agency Securities – 94.7%		96,179,965

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
US Treasury Obligations
US Treasury Bonds, 2.75%,
8/15/42	$ 5,470	$5,379,406
US Treasury Inflation Indexed
Bonds, 2.13%, 2/15/41	194	284,328
US Treasury Notes:
0.63%, 1/31/13 (e)	240	240,394
0.13%, 9/30/13	3,375	3,372,759
0.50%, 8/15/14	440	442,114
0.25%, 8/31/14	255	255,050
0.25%, 9/30/14	250	250,059
0.25%, 9/15/15	3,170	3,164,551
0.63%, 5/31/17	3,540	3,548,850
0.63%, 8/31/17	5,525	5,528,453
0.63%, 9/30/17	1,695	1,694,736
1.13%, 5/31/19	380	383,562
1.00%, 8/31/19	375	374,062
1.63%, 8/15/22	11,330	11,317,604
Total US Treasury Obligations – 35.7%		36,235,928
Total Long-Term Investments
(Cost – $133,930,107) – 133.8%		135,880,410

	Shares
Short-Term Securities
Money Market Funds — 15.8%
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (f)(g)	16,089,801	16,089,801

	Notional Amount (000)
Options Purchased
Over-the-Counter Interest Rate Call Swaptions — 0.0%
Receive a fixed rate of 2.25% and
pay a floating rate based on
3-month LIBOR, Expires
11/09/12, Broker Bank of
America Corp.	$ 600	1,659
Receive a fixed rate of 1.55% and
pay a floating rate based on
3-month LIBOR, Expires
12/14/12, Broker JPMorgan
Chase & Co.	600	2,641
Receive a fixed rate of 2.68% and
pay a floating rate based on
3-month LIBOR, Expires 3/11/13,
Broker Citigroup, Inc.	300	15,346

	Notional Amount (000)	Value
Options Purchased
Over-the-Counter Interest Rate Call Swaptions (concluded)
Receive a fixed rate of 1.07% and
pay a floating rate based on
3-month LIBOR, Expires 7/25/13,
Broker Deutsche Bank AG	$ 2,900	$27,938
		47,584
Over-the-Counter Interest Rate Put Swaptions — 0.1%
Pay a fixed rate of 2.68% and receive
a floating rate based on 3-month
LIBOR, Expires 3/11/13, Broker
Citigroup, Inc.	300	13,999
Pay a fixed rate of 2.13% and receive
a floating rate based on 3-month
LIBOR, Expires 3/21/13, Broker
Deutsche Bank AG	1,700	282
Pay a fixed rate of 2.13% and receive
a floating rate based on 3-month
LIBOR, Expires 3/21/13, Broker
Deutsche Bank AG	4,900	812
Pay a fixed rate of 1.07% and receive
a floating rate based on 3-month
LIBOR, Expires 7/25/13, Broker
Deutsche Bank AG	2,900	24,825
Pay a fixed rate of 4.50% and receive
a floating rate based on 3-month
LIBOR, Expires 3/20/17, Broker
Deutsche Bank AG	600	14,719
		54,637
Total Options Purchased
(Cost – $217,633) – 0.1%		102,221
Total Investments Before TBA Sale
Commitments and Options Written
(Cost – $150,237,541*) – 149.7%		152,072,432

	Par (000)
TBA Sale Commitments (d)
Fannie Mae Mortgage-Backed
Securities:
2.50%, 10/16/27 - 11/19/2027	2,800	(2,942,188)
3.00%, 10/16/27 - 10/11/42	1,600	(1,694,875)
3.50%, 2/01/27 - 10/18/42	2,100	(2,242,969)
4.00%, 10/16/27 – 10/18/42	4,900	(5,278,187)
4.50%, 6/01/26 - 10/18/42	4,400	(4,761,969)
5.00%, 10/16/27 - 11/14/42	6,000	(6,538,500)
5.50%, 11/01/21 - 11/14/42	4,200	(4,604,250)
6.00%, 4/01/35 - 10/11/42	500	(552,031)

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	2

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio (Percentages shown are based on Net Assets)

	Par (000)	Value
TBA Sale Commitments (d)
Freddie Mac Mortgage-Backed
Securities:
4.00%, 10/11/42 –
11/14/42	$ 3,000	$(3,224,531)
4.50%, 6/01/26 - 10/18/42	4,800	(5,162,250)
Ginnie Mae Mortgage-Backed
Securities:
4.00%, 3/15/41 – 10/18/42	700	(771,750)
4.50%, 5/20/40 - 10/18/42	3,400	(3,741,594)
Total TBA Sale Commitments
(Proceeds – $41,427,848) – (40.9)%		(41,515,094)

	Notional Amount (000)
Options Written
Over-the-Counter Interest Rate Call Swaptions — (0.2)%
Pay a fixed rate of 3.88% and receive
a floating rate based on 3-month
LIBOR, Expires 6/09/14, Broker
JPMorgan Chase & Co.	$ 1,400	(169,328)
Pay a fixed rate of 1.25% and receive
a floating rate based on 3-month
LIBOR, Expires 6/20/14, Broker
Barclays Plc	800	(8,977)
Pay a fixed rate of 1.00% and receive
a floating rate based on 3-month
LIBOR, Expires 7/10/14, Broker
Bank of America Corp.	1,200	(7,017)
Pay a fixed rate of 1.00% and receive
a floating rate based on 3-month
LIBOR, Expires 7/11/14, Broker
Bank of America Corp.	1,400	(8,207)
Pay a fixed rate of 1.00% and receive
a floating rate based on 3-month
LIBOR, Expires 7/14/14, Broker
Bank of America Corp.	1,200	(7,038)
Pay a fixed rate of 1.43% and receive
a floating rate based on 3-month
LIBOR, Expires 7/28/14, Broker
Deutsche Bank AG	500	(7,856)
Pay a fixed rate of 3.65% and receive
a floating rate based on 3-month
LIBOR, Expires 3/27/17, Broker
JPMorgan Chase & Co.	300	(29,262)
		(237,685)
Over-the-Counter Interest Rate Put Swaptions — (0.1)%
Receive a fixed rate of 3.88% and
pay a floating rate based on
3-month LIBOR, Expires 6/09/14,
Broker JPMorgan Chase & Co.	1,400	(1,706)

	Notional Amount (000)	Value
Options Written
Over-the-Counter Interest Rate Put Swaptions (concluded)
Receive a fixed rate of 2.25% and
pay a floating rate based on
3-month LIBOR, Expires 6/20/14,
Broker Barclays Plc	$ 800	$(4,827)
Receive a fixed rate of 2.00% and
pay a floating rate based on
3-month LIBOR, Expires 7/10/14,
Broker Bank of America Corp.	1,200	(10,268)
Receive a fixed rate of 2.00% and
pay a floating rate based on
3-month LIBOR, Expires 7/11/14,
Broker Bank of America Corp.	1,400	(12,017)
Receive a fixed rate of 2.00% and
pay a floating rate based on
3-month LIBOR, Expires 7/14/14,
Broker Bank of America Corp.	1,200	(10,347)
Receive a fixed rate of 1.43% and
pay a floating rate based on
3-month LIBOR, Expires 7/28/14,
Broker Deutsche Bank AG	500	(8,553)
Receive a fixed rate of 6.00% and
pay a floating rate based on
3-month LIBOR, Expires 3/20/17,
Broker Deutsche Bank AG	1,200	(13,009)
Receive a fixed rate of 3.65% and
pay a floating rate based on
3-month LIBOR, Expires 3/27/17,
Broker JPMorgan Chase & Co.	300	(12,460)
		(73,187)
Total Options Written
(Premiums Received – $276,596) – (0.3)%		(310,872)
Total Investments, Net of TBA Sale Commitments and
Options Written – 108.5%		110,246,466
Liabilities in Excess of Other Assets – (8.5)%		(8,640,847)
Net Assets – 100.0%		$101,605,619

*	As of September 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$150,241,588
Gross unrealized appreciation	$2,817,688
Gross unrealized depreciation	(986,844)
Net unrealized appreciation	$1,830,844

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

(c)	Variable rate security. Rate shown is as of report date.
(d)	Represents or includes a TBA transaction. Unsettled TBA transactions as of September 30, 2012 were as follows:
Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$(1,994,969)	$(3,031)
Barclays Plc	$(648,906)	$(1,023)
BOE Securities, Inc.	$525,469	$7,832
Citigroup, Inc.	$3,294,562	$50,312
Credit Suisse Group AG	$(926,469)	$(27,973)
Deutsche Bank AG	$1,897,813	$48,703
Goldman Sachs Group, Inc.	$1,970,375	$26,898
JPMorgan Chase & Co.	$1,435,265	$(15,977)
Morgan Stanley	$2,389,969	$5,305
Nomura Trust and Banking Co., Ltd.	$(1,050,500)	$(10,844)
RBS Securities, Inc.	$(232,172)	$4,707
UBS AG	$846,875	$6,438
Wells Fargo & Co.	—	$375

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.
(f)	Investments in issuers considered to be an affiliate of the Portfolio during the period ended September 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at December 31, 2011	Net Activity	Shares Held at September 30, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	11,858,082	4,231,719	16,089,801	$ 17,461

(g)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced

•	For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Portfolio management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	4

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	Financial futures contracts purchased as of September 30, 2012 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)
7	2-Year US Treasury Note	Chicago Board of Trade	December 2012	$1,543,719	$446
16	90-Day Euro-Dollar	Chicago Mercantile	December 2012	$3,987,200	10,152
8	Ultra Long US Treasury Bond	Chicago Board of Trade	December 2012	$1,321,750	(17,551)
13	90-Day Euro-Dollar	Chicago Mercantile	June 2013	$3,238,950	9,471
9	90-Day Euro-Dollar	Chicago Mercantile	March 2013	$2,242,687	6,079
16	90-Day Euro-Dollar	Chicago Mercantile	September 2013	$3,986,000	11,956
14	90-Day Euro-Dollar	Chicago Mercantile	December 2013	$3,486,875	10,899
1	90-Day Euro-Dollar	Chicago Mercantile	March 2014	$249,013	685
Total					$32,137

•	Financial futures contracts sold as of September 30, 2012 were as follows:

					Unrealized
				Notional	Appreciation
Contracts	Issue	Exchange	Expiration	Value	(Depreciation)
41	5-Year US Treasury Note	Chicago Board of Trade	December 2012	$5,109,945	$(2,090)
71	10-Year US Treasury Note	Chicago Board of Trade	December 2012	$9,477,391	(36,238)
3	30-Year US Treasury Bond	Chicago Board of Trade	December 2012	$448,125	1,112
Total					$(37,216)

•	Interest rate swaps outstanding as of September 30, 2012 were as follows:

				Notional	Unrealized
Fixed	Floating		Expiration	Amount	Appreciation
Rate	Rate	Counterparty	Date	(000)	(Depreciation)
1.33%[1]	3-month LIBOR	Deutsche Bank AG	7/12/13	$ 1,100	8,395
2.36%[1]	3-month LIBOR	Citigroup Inc.	12/20/15	$ 1,300	78,294
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	$ 1,600	(51,382)
1.39%[2]	3-month LIBOR	Deutsche Bank AG	3/19/17	$ 3,600	(115,609)
1.09%[2]	3-month LIBOR	Morgan Stanley	5/09/17	$ 200	(3,597)
1.20%[1]	3-month LIBOR	Deutsche Bank AG	8/30/18	$ 400	2,242
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	$ 300	22,621
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	$ 300	27,556
3.18%[2]	3-month LIBOR	Deutsche Bank AG	12/07/20	$ 5,600	(777,914)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	$ 2,060	(301,921)
1.97%[2]	3-month LIBOR	Citigroup Inc.	8/20/22	$ 100	(2,567)
1.73%[2]	3-month LIBOR	Bank of America Corp.	9/27/22	$ 100	(234)
2.85%[2]	3-month LIBOR	Bank of America Corp.	2/09/42	$ 100	(5,329)
2.52%[2]	3-month LIBOR	Deutsche Bank AG	9/04/42	$ 300	5,333
Total					$(1,114,112)

[1]	Portfolio pays the floating rate and receives the fixed rate.
[2]	Portfolio pays the fixed rate and receives the floating rate.
•	Total return swaps outstanding as of September 30, 2012 were as follows:

				Notional
			Expiration	Amount	Unrealized
Reference Entity	Fixed Rate	Counterparty	Date	(000)	Depreciation
Change in Return of the
Consumer Price Index for All
Urban Consumers	2.18%[3]	Bank of America Corp.	10/06/21	$ 550	$ (18,903)

[3]	Fund pays the total return of the reference entity and receives the fixed rate. Net payment made at termination.
BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Portfolio has the ability to access
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Portfolio's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Portfolio's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Portfolio's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Portfolio's investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1]	—	$135,880,410	—	$ 135,880,410
Short-Term
Securities	$16,089,801	—	—	16,089,801
Liabilities:
Investments:
TBA Sale
Commitments	—	(41,515,094)	—	(41,515,094)
Total	$ 16,089,801	$94,365,316	—	$ 110,455,117

1 See above Schedule of Investments for values in each security type.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate
contracts	$ 50,800	$ 246,662	—	$ 297,462
Liabilities:
Interest rate
contracts	(55,879)	(1,569,425)	—	(1,625,304)
Other Contracts		(18,903)	—	(18,903)
Total	$ (5,079)	$(1,341,666)	—	$(1,346,745)

[2]	Derivative financial instruments are swaps, financial futures contracts and options. Swaps and financial futures contracts are valued at the unrealized appreciation/depreciation on the instruments and options are shown at value.

Certain of the Portfolio’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, cash pledged as collateral for swaps of $895,000 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

BLACKROCK SERIES FUND, INC.	SEPTEMBER 30, 2012	6

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: November 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date: November 26, 2012

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date: November 26, 2012